UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--8.9%
Amazon.com	41,840 a	8,229,510
Carnival	269,160	10,446,100
CBS, Cl. B	375,590	10,497,740
DIRECTV, Cl. A	357,540 a	17,969,960
Mattel	584,440	15,426,294
Newell Rubbermaid	1,321,470	23,535,381
News, Cl. B	505,360	9,531,090
Omnicom Group	491,250	22,975,762
		118,611,837
Consumer Staples--9.2%
Dr. Pepper Snapple Group	241,560	9,952,272
Energizer Holdings	86,500 a	6,664,825
Kimberly-Clark	145,860	9,962,238
Nestle, ADR	220,570	14,189,268
PepsiCo	572,477	40,714,564
Unilever, ADR	1,011,300 b	32,958,267
Walgreen	157,200	6,858,636
		121,300,070
Energy--12.7%
Anadarko Petroleum	210,060	16,703,971
Apache	110,290	13,742,134
Cameron International	124,470 a	5,932,240
Chevron	298,440	31,309,340
ENSCO, ADR	337,200 b	17,979,504
Halliburton	324,980	16,297,747
Hess	240,330	18,993,280
National Oilwell Varco	125,160	9,084,113

Occidental Petroleum	258,610	27,891,088
Valero Energy	390,750	10,745,625
		168,679,042
Financial--14.1%
Aflac	168,070	8,032,065
American Express	300,680	15,515,088
Bank of America	2,059,820	24,202,885
Capital One Financial	487,720	26,502,705
Citigroup	633,891	26,084,615
Hartford Financial Services Group	490,700	13,077,155
JPMorgan Chase & Co.	280,096	12,111,351
Lincoln National	582,650	17,100,778
MetLife	282,130	12,441,933
Wells Fargo & Co.	1,137,040	32,257,825
		187,326,400
Health Care--15.2%
Allscripts Healthcare Solutions	469,610 a	9,443,857
Baxter International	339,170	20,187,398
CIGNA	349,770	17,450,025
Covidien	241,120	13,261,600
Dendreon	151,080 a	6,404,281
Gilead Sciences	126,770 a	5,291,380
HCA Holdings	211,850 a	7,391,447
Human Genome Sciences	493,880 a	13,517,496
McKesson	245,010	20,975,306
Pfizer	1,401,920	30,071,184
Sanofi, ADR	363,820 b	14,410,910
St. Jude Medical	259,990	13,173,693
Warner Chilcott, Cl. A	551,070	13,286,298
Zimmer Holdings	244,650 a	16,577,484
		201,442,359
Industrial--11.4%
Automatic Data Processing	175,168	9,653,508
Caterpillar	203,570	21,537,706

Cummins	142,850	15,033,534
Dover	290,040	19,499,389
General Electric	1,627,306	31,960,290
Ingersoll-Rand	375,660	18,745,434
Norfolk Southern	178,280	13,069,707
Owens Corning	130,770 a	4,995,414
Thomas & Betts	140,160 a	7,673,760
Tyco International	182,770	9,019,700
		151,188,442
Information Technology--19.1%
Alcatel-Lucent, ADR	1,067,780 a,b	6,054,313
Apple	143,130 a	49,784,908
BMC Software	359,470 a	20,069,210
Electronic Arts	344,680 a	8,413,639
EMC	499,090 a	14,209,092
Google, Cl. A	18,660 a	9,871,513
Informatica	211,580 a	12,411,283
International Business Machines	248,600	41,995,998
Microchip Technology	249,000 b	9,842,970
NetApp	250,310 a	13,709,479
Oracle	941,510	32,218,472
QUALCOMM	424,450	24,868,526
Teradata	177,334 a	9,893,464
		253,342,867
Materials--1.7%
CF Industries Holdings	45,540	7,003,141
E.I. du Pont de Nemours & Co.	284,770	15,178,241
		22,181,382
Telecommunication Services--2.5%
AT&T	1,039,699	32,812,900
Utilities--4.8%
NextEra Energy	717,000	41,550,150
PPL	793,670	22,373,557
		63,923,707

Total Common Stocks
(cost $1,013,707,418)		1,320,809,006

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,572,000)	14,572,000 [c]	14,572,000
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $56,675,857)	56,675,857 [c]	56,675,857
Total Investments (cost $1,084,955,275)	105.0%	1,392,056,863
Liabilities, Less Cash and Receivables	(5.0%)	(66,405,508)
Net Assets	100.0%	1,325,651,355

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $56,044,618 and the value of the collateral held by the fund was $56,675,857.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,084,955,275. Net unrealized appreciation on investments was $307,101,588 of which $313,084,307 related to appreciated investment securities and $5,982,719 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.1
Health Care	15.2
Financial	14.1
Energy	12.7
Industrial	11.4

Consumer Staples	9.2
Consumer Discretionary	8.9
Money Market Investments	5.4
Utilities	4.8
Telecommunication Services	2.5
Materials	1.7
105.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,235,216,744	-	-	1,235,216,744
Equity Securities - Foreign+	85,592,262	-	-	85,592,262
Mutual Fund	71,247,857	-	-	71,247,857

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2011 (Unaudited)

Common Stocks--67.3%	Shares	Value ($)
Consumer Discretionary--9.5%
Carnival	18,990	737,002
Family Dollar Stores	14,911	831,139
Johnson Controls	30,949	1,225,580
Las Vegas Sands	21,100 a	876,494
McDonald's	9,539	777,810
NIKE, Cl. B	9,019	761,655
Panera Bread, Cl. A	4,571 a	571,512
Starbucks	26,721	983,066
TJX	16,213	859,613
Tractor Supply	8,906	562,503
Urban Outfitters	24,810 a	755,713
Walt Disney	31,294	1,302,769
		10,244,856
Consumer Staples--4.1%
Coca-Cola	16,880	1,127,753
Colgate-Palmolive	8,503	744,268
Kraft Foods, Cl. A	31,294	1,094,351
PepsiCo	10,239	728,198
Wal-Mart Stores	12,976	716,535
		4,411,105
Energy--9.2%
Apache	6,939	864,599
Cameron International	20,050 a	955,583
CARBO Ceramics	8,142	1,223,498
EOG Resources	7,588	828,154
Exxon Mobil	13,360	1,115,159
Halliburton	20,751	1,040,663
Occidental Petroleum	8,531	920,068
Schlumberger	11,095	951,063
Southwestern Energy	24,616 a	1,077,442

Valero Energy	36,570	1,005,675
		9,981,904
Financial--4.1%
Allstate	35,520	1,114,618
Citigroup	36,928	1,519,587
Invesco	37,273	919,525
Morgan Stanley	36,572	883,580
		4,437,310
Health Care--11.6%
Abbott Laboratories	13,543	707,622
Agilent Technologies	25,324 a	1,262,908
Baxter International	17,581	1,046,421
C.R. Bard	8,508	951,024
Celgene	12,358 a	752,726
Covidien	21,103	1,160,665
Gilead Sciences	19,829 a	827,663
Johnson & Johnson	11,430	769,125
Medtronic	18,362	747,333
Meridian Bioscience	34,075	813,029
Resmed	20,685 a	666,057
Stryker	14,372	896,813
Varian Medical Systems	12,076 a	815,613
Watson Pharmaceuticals	18,636 a	1,199,227
		12,616,226
Industrial--8.5%
Boeing	9,862	769,532
C.H. Robinson Worldwide	10,268	823,699
Caterpillar	14,420	1,525,636
Donaldson	14,097	841,732
Dover	15,120	1,016,518
Emerson Electric	13,180	718,969
Honeywell International	20,046	1,193,739
MSC Industrial Direct, Cl. A	10,716	744,869
Precision Castparts	5,268	827,603
Rockwell Collins	11,598	708,986
		9,171,283
Information Technology--16.1%

Adobe Systems	23,037 a	797,771
Amphenol, Cl. A	14,804	800,304
Apple	4,893 a	1,701,932
ARM Holdings, ADR	32,700	933,585
Automatic Data Processing	14,525	800,473
Baidu, ADR	8,443 a	1,145,800
Cisco Systems	28,663	481,538
Cognizant Technology Solutions,
Cl. A	14,069 a	1,069,807
Dolby Laboratories, Cl. A	14,864 a	694,743
FLIR Systems	22,349	807,916
Google, Cl. A	1,505 a	796,175
Intel	31,602	711,361
MasterCard, Cl. A	2,839	814,935
Microsoft	25,409	635,479
Oracle	27,996	958,023
Paychex	25,336	818,353
QUALCOMM	12,912	756,514
Rovi	20,396 a	1,182,152
Salesforce.com	9,705 a	1,477,683
		17,384,544
Materials--4.2%
Celanese, Ser. A	26,026	1,355,694
Cliffs Natural Resources	7,740	702,018
Ecolab	15,766	865,238
Monsanto	11,458	813,976
Praxair	7,345	777,395
		4,514,321
Total Common Stocks
(cost $66,324,679)		72,761,549

Other Investment--33.0%
Registered Investment Company:
BNY Mellon U.S. Core Equity 130/30 Fund, Cl. M	2,645,944 b	32,889,085
Dreyfus Institutional Preferred
Plus Money Market Fund	2,857,000 c	2,857,000
Total Other Investment

(cost $33,553,286)		35,746,085
Total Investments (cost $99,877,965)	100.3%	108,507,634
Liabilities, Less Cash and Receivables	(.3%)	(328,418)
Net Assets	100.0%	108,179,216

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $99,877,965. Net unrealized appreciation on investments was $8,629,669 of which $9,595,858 related to appreciated investment securities and $966,189 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	30.4
Information Technology	16.1
Health Care	11.6
Consumer Discretionary	9.5
Energy	9.2
Industrial	8.5
Materials	4.2
Consumer Staples	4.1
Financial	4.1
Money Market Investment	2.6
100.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	70,682,164	-	-	70,682,164
Equity Securities - Foreign+	2,079,385	-	-	2,079,385
Mutual Funds	35,746,085	-	-	35,746,085

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2011 (Unaudited)

Common Stocks--80.8%	Shares	Value ($)
Consumer Discretionary--9.7%
Amazon.com	562 a	110,540
Bed Bath & Beyond	208 a	11,209
Carnival	11,478	445,461
CBS, Cl. B	959	26,804
Coach	301	19,162
Comcast, Cl. A	4,036	101,869
DIRECTV, Cl. A	1,132 a	56,894
Discovery Communications, Cl. A	124 a	5,401
eBay	2,022 a	63,026
Family Dollar Stores	5,113	284,999
Ford Motor	5,663 a	84,492
Fortune Brands	329	21,296
Genuine Parts	414	22,687
Harley-Davidson	294	10,925
Hasbro	920	42,081
Home Depot	7,583	275,111
International Game Technology	6,751	116,387
Johnson Controls	17,246	682,942
Kohl's	225	11,979
Las Vegas Sands	7,090 a	294,519
Limited Brands	289	11,548
Lowe's	2,632	63,536
Macy's	429	12,390
Marriott International, Cl. A	71	2,685
Mattel	488	12,881
McDonald's	4,786	390,250
McGraw-Hill	348	14,780
News, Cl. A	3,266	59,898
NIKE, Cl. B	3,732	315,167
O'Reilly Automotive	164 a	9,858

Omnicom Group	210	9,822
Panera Bread, Cl. A	1,568 a	196,047
Priceline.com	58 a	29,881
Ross Stores	577	47,291
Stanley Black & Decker	193	14,259
Starbucks	10,314	379,452
Starwood Hotels & Resorts
Worldwide	166 b	10,123
Target	4,614	228,531
Tiffany & Co.	720	54,475
Time Warner	1,382	50,346
Time Warner Cable	293	22,625
TJX	6,556	347,599
Tractor Supply	3,058	193,143
Urban Outfitters	8,510 a	259,215
Viacom, Cl. B	548	27,625
Walt Disney	19,063	793,593
Whirlpool	60	5,028
Wyndham Worldwide	370	12,880
Wynn Resorts	160	23,443
Yum! Brands	3,353	185,488
		6,471,643
Consumer Staples--6.9%
Altria Group	3,069	86,116
Archer-Daniels-Midland	237	7,681
Avon Products	3,444	102,321
Clorox	680	47,926
Coca-Cola	12,273	819,959
Colgate-Palmolive	3,774	330,338
ConAgra Foods	910	23,141
Costco Wholesale	2,625	216,510
CVS Caremark	1,830	70,803
Dean Foods	830 a	11,520
Dr. Pepper Snapple Group	520	21,424
General Mills	1,060	42,156
H.J. Heinz	173	9,501
Hershey	171	9,530
J.M. Smucker	119	9,434

Kraft Foods, Cl. A	19,065	666,703
Kroger	326	8,091
Lorillard	30	3,458
McCormick & Co.	412	20,678
Mead Johnson Nutrition	137	9,287
Molson Coors Brewing, Cl. B	540	25,191
PepsiCo	7,780	553,314
Philip Morris International	4,134	296,614
Procter & Gamble	6,886	461,362
Reynolds American	490	19,492
Safeway	296	7,311
Sara Lee	848	16,578
SUPERVALU	1,580	16,211
SYSCO	1,220	39,296
Wal-Mart Stores	7,249	400,290
Walgreen	5,637	245,942
		4,598,178
Energy--11.0%
Anadarko Petroleum	451	35,864
Apache	2,994	373,052
Baker Hughes	320	23,658
Cameron International	11,536 a	549,806
CARBO Ceramics	2,795	420,005
Chesapeake Energy	540	16,924
Chevron	4,364	457,827
ConocoPhillips	1,856	135,896
Consol Energy	266	13,638
Denbury Resources	1,810 a	39,748
Devon Energy	419	35,225
El Paso	2,205	46,415
EOG Resources	3,051	332,986
Exxon Mobil	16,220	1,353,883
FMC Technologies	250 a	11,157
Halliburton	11,486	576,023
Hess	323	25,527
Integrys Energy Group	780	40,825
Marathon Oil	1,077	58,341
Murphy Oil	139	9,576

National Oilwell Varco	550	39,919
Newfield Exploration	600 a	44,754
Noble	370	15,492
Noble Energy	113	10,532
Occidental Petroleum	5,067	546,476
Peabody Energy	653	40,068
Plains Exploration & Production	3,121 a	115,009
QEP Resources	3,258	141,723
Schlumberger	7,220	618,898
Southwestern Energy	13,004 a	569,185
Spectra Energy	537	14,816
Tesoro	1,140 a	27,816
Valero Energy	20,463	562,732
Williams	759	23,825
		7,327,621
Financial--8.8%
ACE	649	44,664
Aflac	878	41,960
Allstate	19,465	610,812
American Express	5,099	263,108
Ameriprise Financial	152	9,307
AON	471	24,563
AvalonBay Communities	199 b	26,481
Bank of America	14,574	171,244
BB&T	6,599	181,736
Berkshire Hathaway, Cl. B	1,792 a	141,693
BlackRock	170	34,945
Capital One Financial	653	35,484
Charles Schwab	1,381	24,872
Chubb	201	13,184
Citigroup	23,177	953,717
CME Group	45	12,859
Comerica	48	1,733
Discover Financial Services	817	19,477
Equity Residential Properties
Trust	377 b	23,310
Fifth Third Bancorp	464	6,060
Franklin Resources	77	9,978

Genworth Financial, Cl. A	2,832 a	31,464
Goldman Sachs Group	804	113,147
Hartford Financial Services Group	416	11,086
HCP	1,050 b	39,837
Host Hotels & Resorts	563 b	9,898
IntercontinentalExchange	109 a	13,151
Invesco	21,164	522,116
JPMorgan Chase & Co.	13,154	568,779
KeyCorp	1,350	11,434
Kimco Realty	940 b	18,339
Leucadia National	340	12,056
Lincoln National	496	14,558
Loews	227	9,539
Marsh & McLennan	896	27,480
MetLife	782	34,486
Morgan Stanley	20,271	489,747
Northern Trust	79	3,854
NYSE Euronext	203	7,391
People's United Financial	833	11,121
Plum Creek Timber	501 b	20,301
PNC Financial Services Group	2,680	167,286
Principal Financial Group	369	11,539
ProLogis Trust	1,220 b	20,203
Prudential Financial	986	62,887
Simon Property Group	572 b	67,530
State Street	3,855	176,443
SunTrust Banks	1,379	38,791
T. Rowe Price Group	151	9,558
Travelers	491	30,481
U.S. Bancorp	9,040	231,424
Ventas	440 b	24,816
Wells Fargo & Co.	13,833	392,442
Weyerhaeuser	990 b	21,325
XL Group	1,730	40,932
		5,916,628
Health Care--11.7%
Abbott Laboratories	6,725	351,381
Aetna	208	9,085

Agilent Technologies	12,220 a	609,411
Allergan	279	23,082
AmerisourceBergen	846	34,872
Amgen	1,480 a	89,599
Baxter International	9,944	591,867
Becton Dickinson & Co.	137	11,994
Biogen Idec	212 a	20,083
Boston Scientific	2,149 a	15,430
Bristol-Myers Squibb	2,552	73,396
C.R. Bard	3,509	392,236
Cardinal Health	3,652	165,874
Celgene	5,093 a	310,215
CIGNA	468	23,349
Coventry Health Care	370 a	13,017
Covidien	10,846	596,530
DaVita	180 a	15,129
Eli Lilly & Co.	1,446	55,642
Express Scripts	656 a	39,071
Forest Laboratories	310 a	11,166
Gilead Sciences	8,050 a	336,007
Hospira	3,917 a	216,571
Humana	151	12,160
Johnson & Johnson	7,481	503,396
Laboratory Corp. of America
Holdings	241 a	24,300
McKesson	359	30,734
Medco Health Solutions	633 a	37,891
Medtronic	8,204	333,903
Merck & Co.	4,041	148,507
Meridian Bioscience	11,697	279,090
Mylan	880 a	20,720
Pfizer	23,277	499,292
Quest Diagnostics	430	25,121
Resmed	7,102 a	228,684
Shire, ADR	1,600	152,944
St. Jude Medical	236	11,958
Stryker	5,431	338,894
Thermo Fisher Scientific	390 a	25,525

UnitedHealth Group	1,322	64,712
Varian Medical Systems	4,149 a	280,223
Watson Pharmaceuticals	8,607 a	553,860
WellPoint	574	44,870
Zimmer Holdings	2,725 a	184,646
		7,806,437
Industrial--9.6%
3M	1,154	108,915
Boeing	4,621	360,577
C.H. Robinson Worldwide	4,095	328,501
Caterpillar	8,227	870,417
CSX	446	35,368
Cummins	136	14,313
Danaher	332	18,104
Deere & Co.	2,477	213,220
Donaldson	4,835	288,698
Dover	5,609	377,093
Eaton	3,592	185,599
Emerson Electric	9,258	505,024
Expeditors International of
Washington	206	10,881
FedEx	338	31,650
Fluor	377	25,987
General Dynamics	341	25,309
General Electric	23,317	457,946
Goodrich	111	9,689
Honeywell International	11,237	669,163
Illinois Tool Works	443	25,393
Ingersoll-Rand	850	42,415
ITT	448	25,814
Monster Worldwide	1,200 a	18,504
MSC Industrial Direct, Cl. A	3,677	255,588
Norfolk Southern	282	20,673
Northrop Grumman	156	10,185
Paccar	207	10,350
Parker Hannifin	122	10,840
Precision Castparts	2,117	332,581
R.R. Donnelley & Sons	730	15,578

Republic Services	700	22,064
Rockwell Automation	298	24,767
Rockwell Collins	4,740	289,756
Southwest Airlines	2,905	34,366
Tyco International	434	21,418
Union Pacific	2,731	286,673
United Parcel Service, Cl. B	1,203	88,408
United Technologies	3,857	338,529
Waste Management	604	23,484
		6,433,840
Information Technology--17.1%
Accenture, Cl. A	2,733	156,847
Adobe Systems	8,932 a	309,315
Altera	278	13,369
Amphenol, Cl. A	5,687	307,439
Analog Devices	413	17,003
Apple	4,412 a	1,534,626
Applied Materials	3,988	54,955
ARM Holdings, ADR	10,990	313,764
Autodesk	384 a	16,504
Automatic Data Processing	5,837	321,677
Baidu, ADR	2,837 a	385,009
Broadcom, Cl. A	112 a	4,030
Cisco Systems	17,992	302,266
Citrix Systems	184 a	16,122
Cognizant Technology Solutions,
Cl. A	5,168 a	392,975
Computer Sciences	130	5,186
Compuware	918 a	9,354
Corning	1,431	28,835
Dell	2,432 a	39,107
Dolby Laboratories, Cl. A	5,105 a	238,608
EMC	11,120 a	316,586
Fiserv	346 a	22,324
FLIR Systems	7,676	277,487
Google, Cl. A	1,140 a	603,083
Hewlett-Packard	3,308	123,653
Intel	26,357	593,296

International Business Machines	3,347	565,409
Intuit	207 a	11,172
Juniper Networks	4,244 a	155,373
Linear Technology	255	8,820
MasterCard, Cl. A	1,141	327,524
Microchip Technology	670	26,485
Micron Technology	1,010 a	10,302
Microsoft	19,403	485,269
Molex	334	9,142
Motorola Solutions	238 a	11,393
NetApp	783 a	42,885
NVIDIA	1,370 a	27,455
NXP Semiconductors	5,690 a	162,336
Oracle	15,225	520,999
Paychex	9,434	304,718
QUALCOMM	6,596	386,460
Riverbed Technology	3,420 a	129,686
Rovi	9,503 a	550,794
Salesforce.com	4,884 a	743,638
SanDisk	500 a	23,760
Symantec	664 a	12,981
Taiwan Semiconductor
Manufacturing, ADR	8,945	122,189
Teradata	4,438 a	247,596
Texas Instruments	1,119	39,501
Visa, Cl. A	610	49,447
Western Union	1,042	21,424
Xerox	750	7,658
Xilinx	304	10,847
Yahoo!	862 a	14,266
		11,432,949
Materials--3.9%
Air Products & Chemicals	2,519	239,532
Alcoa	840	14,120
Bemis	1,301	43,089
Celanese, Ser. A	12,084	629,456
Cliffs Natural Resources	2,837	257,316
Dow Chemical	1,086	39,237

E.I. du Pont de Nemours & Co.	781	41,627
Ecolab	6,028	330,817
Freeport-McMoRan Copper & Gold	3,904	201,603
International Paper	404	12,613
Monsanto	4,891	347,457
Newmont Mining	500	28,285
Nucor	1,011	42,806
PPG Industries	158	14,015
Praxair	3,147	333,078
Sigma-Aldrich	276	19,400
United States Steel	32	1,476
Vulcan Materials	159	6,438
		2,602,365
Telecommunication Services--1.1%
American Tower, Cl. A	535 a	29,682
AT&T	12,700	400,812
Frontier Communications	1,078	9,540
Metropcs Communications	850 a	15,215
Sprint Nextel	4,694 a	27,460
Verizon Communications	6,160	227,489
Windstream	3,470	46,671
		756,869
Utilities--1.0%
AES	1,833 a	23,756
Ameren	82	2,436
CenterPoint Energy	1,210	23,389
CMS Energy	1,056	21,057
Constellation Energy Group	700	26,026
Dominion Resources	333	15,891
DTE Energy	540	27,875
Duke Energy	593	11,119
Exelon	1,219	51,015
NiSource	1,010	20,503
Northeast Utilities	673	23,717
NRG Energy	1,050 a	25,998
Pepco Holdings	285	5,691
Pinnacle West Capital	445	20,141
PPL	1,420	40,030

Range Resources	770	43,058
Sempra Energy	3,593	198,226
Southern	1,463	58,637
TECO Energy	1,040	19,968
Wisconsin Energy	878	27,455
		685,988
Total Common Stocks
(cost $47,527,869)		54,032,518
	Number
Rights--.0%	of Rights	Value ($)
Health Care
Sanofi	191 a	458
(cost $13,320)
Other Investment--18.7%
Registered Investment Company:
BNY Mellon U.S. Core Equity 130/30
Fund	888,226 c	11,040,652
Dreyfus Institutional Preferred
Plus Money Market Fund	1,472,000 d	1,472,000
Total Other Investment
(cost $11,434,110)		12,512,652
Total Investments (cost $58,975,299)	99.5%	66,545,628
Cash and Receivables (Net)	0.5%	348,619
Net Assets	100.0%	66,894,247
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $58,975,299. Net unrealized appreciation on investments was $7,570,329 of which $8,008,227 related to appreciated investment securities and $437,898 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	16.5
Information Technology	17.1

Health Care	11.7
Energy	11.0
Consumer Discretionary	9.7
Industrial	9.6
Financial	8.8
Consumer Staples	6.9
Materials	3.9
Money Market Investments	2.2
Telecommunication Services	1.1
Utilities	1.0
Rights	.0
99.5

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	53,058,612	-	-	53,058,612
Equity Securities - Foreign+	973,906	-	-	973,906
Mutual Funds	12,512,652	-	-	12,512,652
Rights+	458	-	-	458

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2011 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--12.6%
Carnival	31,830	1,235,322
Johnson Controls	31,260	1,237,896
Omnicom Group	87,610	4,097,520
Regal Entertainment Group, Cl. A	244,590 a	3,314,194
Stanley Black & Decker	23,280	1,719,926
Time Warner	124,650	4,540,999
		16,145,857
Consumer Staples--12.8%
Dr. Pepper Snapple Group	40,690	1,676,428
Kraft Foods, Cl. A	90,320	3,158,490
Lorillard	39,010 b	4,497,073
PepsiCo	80,480	5,723,738
Philip Morris International	17,400	1,248,450
		16,304,179
Energy--6.2%
Exxon Mobil	67,100	5,600,837
Occidental Petroleum	21,380	2,305,833
		7,906,670
Financial--14.5%
American Express	25,320	1,306,512
Arthur J. Gallagher & Co.	35,960	1,032,412
Comerica	50,510	1,823,916
JPMorgan Chase & Co.	121,929	5,272,210
Marsh & McLennan	36,010	1,104,427
MetLife	44,460	1,960,686
New York Community Bancorp	189,240	3,065,688
U.S. Bancorp	118,500	3,033,600
		18,599,451
Health Care--8.1%
Johnson & Johnson	41,030	2,760,909

Merck & Co.	45,430	1,669,552
Pfizer	275,218	5,903,426
		10,333,887
Industrial--12.7%
Caterpillar	9,840	1,041,072
Dover	15,850	1,065,596
Eaton	26,420	1,365,121
General Electric	258,962	5,086,014
Hubbell, Cl. B	24,770	1,638,783
Pitney Bowes	180,880	4,321,223
United Technologies	20,380	1,788,753
		16,306,562
Information Technology--2.3%
Paychex	33,470	1,081,081
QUALCOMM	32,370	1,896,558
		2,977,639
Materials--4.9%
Air Products & Chemicals	17,420	1,656,468
Dow Chemical	53,210	1,922,477
Eastman Chemical	15,800	1,672,430
Freeport-McMoRan Copper & Gold	19,000	981,160
		6,232,535
Telecommunication Services--10.5%
AT&T	107,415 b	3,390,017
Vodafone Group, ADR	174,640	4,895,159
Windstream	380,682	5,120,173
		13,405,349
Utilities--13.7%
Dominion Resources	52,280	2,494,802
DTE Energy	55,850	2,882,977
National Grid, ADR	47,850 a	2,488,679
NextEra Energy	78,730	4,562,404
PPL	182,300	5,139,037
		17,567,899
Total Common Stocks
(cost $108,245,762)		125,780,028

Preferred Stocks--1.4%
Consumer Discretionary--.6%
General Motors,
Ser. B, Conv., Cum. $1.24	15,870	795,087
Financial--.8%
Citigroup,
Cum. $2.20	8,050	970,025
Total Preferred Stocks
(cost $1,956,210)		1,765,112

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $234,000)	234,000 [c]	234,000
Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,335,246)	3,335,246 [c]	3,335,246

Total Investments (cost $113,771,218)	102.5%	131,114,386
Liabilities, Less Cash and Receivables	(2.5%)	(3,215,632)
Net Assets	100.0%	127,898,754

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $3,188,683 and the value of the collateral held by the fund was $3,335,246.
b	Held by a broker as collateral for open options written.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $113,771,218. Net unrealized appreciation on investments was $17,305,149 of which $18,141,400 related to appreciated investment securities and $836,251 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	15.3

Utilities	13.7
Consumer Discretionary	13.2
Consumer Staples	12.8
Industrial	12.7
Telecommunication Services	10.5
Health Care	8.1
Energy	6.2
Materials	4.9
Money Market Investments	2.8
Information Technology	2.3
102.5

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
AT&T,
August 2011 @ $33	537	a	(14,499)
LORILLARD,
September 2011 @ $120	176	a	(83,600)
(premiums received $60,080)			(98,099)

a	Non-income Producing Security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	120,161,302	-	-	120,161,302
Equity Securities - Foreign+	7,383,838	-	-	7,383,838
Mutual Funds	3,569,246		-	3,569,246
Liabilities ($)
Other Financial Instruments:
Options Written	(98,099)	-	-	(98,099)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Stock Fund
May 31, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--13.1%
Abercrombie & Fitch, Cl. A	204,500	15,494,965
BorgWarner	140,600 a	10,194,906
Chico's FAS	1,178,800	17,776,304
Cracker Barrel Old Country Store	157,400	7,457,612
Darden Restaurants	158,300	8,017,895
Deckers Outdoor	137,300 a	12,508,030
Foot Locker	554,300	13,824,242
Interpublic Group of Cos.	840,100	10,022,393
Lear	275,600	14,005,992
Liberty Media-Starz, Ser. A	96,000 a	7,321,920
Mattel	300,300	7,926,418
Royal Caribbean Cruises	246,400 a	9,609,600
Tempur-Pedic International	192,700 a	12,533,208
Tupperware Brands	264,700	17,327,262
Ulta Salon, Cosmetics & Fragrance	149,300 a	8,357,814
Vera Bradley	235,500 b	11,640,765
Visteon	162,400 a	9,953,496
Vitamin Shoppe	340,800 a	13,880,784
		207,853,606
Consumer Staples-- 3.0%
Energizer Holdings	219,900 a	16,943,295
Hansen Natural	91,300 a	6,541,645
Ralcorp Holdings	185,400 a	16,304,076
Safeway	356,900	8,815,430
		48,604,446
Energy--8.7%
Atwood Oceanics	246,100 a	10,665,974
Brigham Exploration	458,300 a	14,271,462
Cabot Oil & Gas	240,400	14,123,500
CARBO Ceramics	79,300 b	11,916,411

Complete Production Services	152,523 a	5,062,238
Dresser-Rand Group	255,800 a	13,449,964
EQT	154,800	8,387,064
Oceaneering International	155,300	12,656,950
Oil States International	167,100 a	13,209,255
Patterson-UTI Energy	436,500	13,675,545
Rowan	195,500 a	7,751,575
SandRidge Energy	1,160,500 a	13,136,860
		138,306,798
Financial--19.2%
Affiliated Managers Group	133,900 a	14,157,247
Alexandria Real Estate Equities	158,300 c	13,066,082
Blackstone Group	510,500	8,801,020
Boston Properties	140,500 c	15,223,175
Camden Property Trust	254,800 c	16,378,544
CB Richard Ellis Group, Cl. A	553,300 a	14,623,719
CNO Financial Group	1,631,500 a	12,627,810
East West Bancorp	643,700	12,931,933
Endurance Specialty Holdings	190,400	7,732,144
Genworth Financial, Cl. A	564,900 a	6,276,039
Hartford Financial Services Group	395,800	10,548,070
Host Hotels & Resorts	810,959 c	14,256,659
Huntington Bancshares	2,070,200	13,663,320
Lazard, Cl. A	223,600	8,709,220
Macerich	297,800 c	16,191,386
Prosperity Bancshares	231,100	10,110,625
Raymond James Financial	336,600	12,030,084
Rayonier	229,286 c	15,222,298
Reinsurance Group of America	224,700	14,275,191
SL Green Realty	139,400 c	12,547,394
SunTrust Banks	267,800	7,533,214
Waddell & Reed Financial, Cl. A	301,600	11,641,760
Webster Financial	555,800	11,593,988
Weingarten Realty Investors	497,000 b,c	13,230,140
Willis Group Holdings	276,400	11,470,600
		304,841,662
Health Care--11.4%

Abiomed	444,800 a	8,353,344
Alere	193,000 a	7,720,000
Health Management Associates, Cl.
A	1,041,300 a	11,870,820
Hologic	690,900 a	14,854,350
Humana	113,100	9,107,943
Kindred Healthcare	381,400 a	9,359,556
MAP Pharmaceuticals	446,200 a	7,580,938
Medicis Pharmaceutical, Cl. A	326,400	12,230,208
Mednax	164,600 a	12,369,690
Resmed	183,200 a,b	5,899,040
St. Jude Medical	170,600	8,644,302
SXC Health Solutions	143,800 a	8,475,572
United Therapeutics	159,300 a	10,286,001
Universal Health Services, Cl. B	281,200	15,322,588
Vertex Pharmaceuticals	354,000 a	19,112,460
Warner Chilcott, Cl. A	452,300	10,904,953
Zoll Medical	141,700 a	8,616,777
		180,708,542
Industrial--16.8%
AGCO	263,000 a	13,589,210
AMETEK	414,675	18,034,216
BE Aerospace	337,600 a	12,632,992
Donaldson	219,300	13,094,403
Eaton	182,900	9,450,443
Flowserve	77,200	9,358,956
Gardner Denver	169,400	14,192,332
IDEX	282,200	12,794,948
Joy Global	108,900	9,762,885
Kansas City Southern	313,200 a	18,444,348
KBR	471,900	17,611,308
Manitowoc	348,900	6,287,178
Manpowergroup	220,800	13,497,504
Navistar International	128,100 a	8,437,947
Nordson	240,100	12,490,002
Roper Industries	108,400	9,048,148
Terex	457,575 a	13,567,099

Towers Watson & Co., Cl. A	185,400	11,763,630
Triumph Group	128,000	11,970,560
United Rentals	309,100 a,b	8,450,794
WABCO Holdings	146,300 a	10,028,865
Waste Connections	412,800	12,978,432
		267,486,200
Information Technology--16.5%
Acme Packet	162,200 a	12,276,918
Alliance Data Systems	158,000 a,b	14,840,940
Arrow Electronics	327,300 a	14,607,399
Aruba Networks	230,500 a,b	6,550,810
Atmel	1,059,000 a	15,906,180
Cavium Networks	171,900 a	7,646,112
Check Point Software Technologies	235,500 a,b	12,933,660
Ciena	414,600 a,b	11,090,550
Commvault Systems	203,700 a	8,420,958
Cypress Semiconductor	627,000	14,684,340
Fairchild Semiconductor
International	562,300 a	10,143,892
Informatica	273,700 a	16,055,242
MICROS Systems	254,400 a	12,989,664
Polycom	248,700 a	14,277,867
Rackspace Hosting	352,700 a,b	15,518,800
Riverbed Technology	387,500 a	14,694,000
Rovi	142,200 a	8,241,912
Skyworks Solutions	517,300 a	13,175,631
SuccessFactors	292,400 a	10,254,468
TIBCO Software	615,500 a	17,289,395
Vishay Intertechnology	680,400 a	10,797,948
		262,396,686
Materials--6.6%
Albemarle	122,400	8,670,816
Carpenter Technology	251,700	13,231,869
Century Aluminum	552,700 a	8,920,578
Cliffs Natural Resources	167,900	15,228,530
Cytec Industries	204,500	11,490,855
Eastman Chemical	116,000	12,278,600

Kronos Worldwide	361,400 b	10,892,596
Molycorp	216,300 b	14,368,809
Stillwater Mining	467,100 a	9,458,775
		104,541,428
Telecommunication Services--1.3%
Metropcs Communications	486,200 a	8,702,980
TW Telecom	564,000 a	12,238,800
		20,941,780
Utilities--3.1%
ITC Holdings	191,400	13,836,306
National Fuel Gas	223,800	16,122,552
Northeast Utilities	225,400	7,943,096
Wisconsin Energy	371,000	11,601,170
		49,503,124
Total Common Stocks
(cost $1,293,536,109)		1,585,184,272

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,831,000)	3,831,000 [d]	3,831,000
Investment of Cash Collateral for
Securities Loaned--3.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $49,324,354)	49,324,354 [d]	49,324,354
Total Investments (cost $1,346,691,463)	103.0%	1,638,339,626
Liabilities, Less Cash and Receivables	(3.0%)	(48,549,923)
Net Assets	100.0%	1,589,789,703

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $53,435,351 and the value of the collateral held by the fund was $54,180,376, consisting of cash collateral of $49,324,359 and
US Government and agency securities valued at $4,856,022.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,346,691,463. Net unrealized appreciation on investments was $291,648,163 of which $313,103,212 related to appreciated investment securities and $21,455,049 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.2
Industrial	16.8
Information Technology	16.5
Consumer Discretionary	13.1
Health Care	11.4
Energy	8.7
Materials	6.6
Money Market Investments	3.3
Consumer Staples	3.0
Utilities	3.1
Telecommunication Services	1.3
103.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Level 1 -Unadjusted Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,560,780,012	-	-	1,560,780,012
Equity Securities - Foreign+	24,404,260	-	-	24,404,260
Mutual Funds	53,155,354	-	-	53,155,354

+ See Statement of Investments for additional detailed categorizations

Other Financial Instruments++
Liabilities ($)
Other Financial Instruments++

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
May 31, 2011 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--13.6%
Cracker Barrel Old Country Store	87,500	4,145,750
Deckers Outdoor	36,700 a	3,343,370
DSW, Cl. A	93,000 a,b	4,663,950
Express	116,600	2,462,592
Finish Line, Cl. A	244,200	5,631,252
HSN	122,200 a	4,302,662
La-Z-Boy	265,500 a	2,939,085
Lear	89,100	4,528,062
MDC Partners, Cl. A	190,800	3,504,996
Pantry	55,200 a	1,019,544
Royal Caribbean Cruises	61,200 a,b	2,386,800
Ruth's Hospitality Group	628,400 a,b	3,361,940
Shuffle Master	312,600 a	3,404,214
Sonic Automotive, Cl. A	229,300 b	2,996,951
Vitamin Shoppe	111,300 a	4,533,249
Wet Seal, Cl. A	548,500 a	2,358,550
Zumiez	176,700 a,b	5,368,146
		60,951,113
Consumer Staples--2.7%
Energizer Holdings	47,700 a	3,675,285
Ralcorp Holdings	43,000 a	3,781,420
Smart Balance	518,300 a	2,845,467
United Natural Foods	40,000 a	1,740,400
		12,042,572
Energy--5.2%
Brigham Exploration	109,300 a	3,403,602
CARBO Ceramics	15,000 b	2,254,050
ION Geophysical	366,400 a	3,696,976
Lufkin Industries	25,100	2,276,821
Magnum Hunter Resources	418,900 a,b	2,986,757

Oil States International	27,700 a	2,189,685
Pioneer Drilling	210,300 a	3,078,792
SandRidge Energy	307,800 a	3,484,296
		23,370,979
Financial--18.8%
Arthur J. Gallagher & Co.	60,400	1,734,084
Bank of the Ozarks	76,900	3,738,109
BioMed Realty Trust	107,640 c	2,205,544
CNO Financial Group	339,900 a	2,630,826
Colonial Properties Trust	137,000 c	2,890,700
DiamondRock Hospitality	338,600 c	3,893,900
Dollar Financial	102,450 a	2,326,639
Endurance Specialty Holdings	59,000	2,395,990
Entertainment Properties Trust	76,070 b,c	3,695,481
EZCORP, Cl. A	100,200 a	3,285,558
F.N.B.	330,200	3,483,610
Financial Engines	110,300 a	2,746,470
Hersha Hospitality Trust	487,800 c	2,936,556
Home Properties	32,100 c	1,986,990
Inland Real Estate	311,100 c	2,840,343
Kilroy Realty	86,400 c	3,583,008
Kite Realty Group Trust	527,100 c	2,640,771
Lexington Realty Trust	383,700 b,c	3,622,128
National Financial Partners	237,700 a	3,106,739
National Penn Bancshares	442,500	3,340,875
Pinnacle Financial Partners	263,500 a,b	4,086,885
Post Properties	81,300 c	3,422,730
Signature Bank	90,840 a	5,170,613
Stifel Financial	102,650 a	4,133,715
Texas Capital Bancshares	117,500 a	2,941,025
Tower Group	126,800	3,081,240
U-Store-It Trust	219,600 c	2,474,892
		84,395,421
Health Care--13.4%
Abiomed	129,000 a	2,422,620
Achillion Pharmaceuticals	375,200 a	2,810,248
Amarin, ADR	117,000 a	2,231,190

AMERIGROUP	75,800 a	5,374,978
Cadence Pharmaceuticals	293,400 a,b	2,828,376
Cardiome Pharma	369,900 a,b	1,923,480
Chemed	43,800	2,959,566
Cooper	32,800	2,457,048
Cubist Pharmaceuticals	52,500 a	2,022,825
Cyberonics	85,800 a	2,801,370
Kindred Healthcare	111,900 a	2,746,026
MAP Pharmaceuticals	184,700 a	3,138,053
Merit Medical Systems	157,275 a	3,085,735
Omnicare	87,500	2,751,000
Quality Systems	40,800	3,512,064
Regeneron Pharmaceuticals	59,400 a	3,565,188
SXC Health Solutions	49,000 a	2,888,060
Universal American Financial	116,400	1,082,520
Volcano	130,700 a	4,107,901
Zoll Medical	93,200 a	5,667,492
		60,375,740
Industrial--17.6%
Actuant, Cl. A	128,500	3,230,490
AMETEK	48,850	2,124,487
BE Aerospace	63,900 a	2,391,138
Belden	94,500	3,396,330
Casella Waste Systems, Cl. A	372,800 a	2,348,640
CLARCOR	99,100	4,222,651
EMCOR Group	159,800 a	4,853,126
Esterline Technologies	46,600 a	3,523,892
Gardner Denver	28,700	2,404,486
Healthcare Services Group	176,300	3,007,678
Interface, Cl. A	185,300	3,567,025
Kansas City Southern	51,400 a	3,026,946
Kforce	133,400 a	1,799,566
Manitowoc	83,500	1,504,670
Manpowergroup	30,700	1,876,691
MasTec	104,800 a	2,206,040
Navistar International	36,800 a	2,424,016
Old Dominion Freight Line	94,800 a	3,538,884

Robbins & Myers	105,500	4,648,330
SYKES Enterprises	138,700 a	3,000,081
Terex	92,105 a	2,730,913
Titan International	83,700 b	2,300,913
Toro	26,200	1,673,656
Towers Watson & Co., Cl. A	37,300	2,366,685
TransDigm Group	33,400 a	2,738,800
Triumph Group	31,600	2,955,232
United Rentals	101,900 a	2,785,946
WABCO Holdings	35,900 a	2,460,945
		79,108,257
Information Technology--21.0%
Acme Packet	50,700 a	3,837,483
Anixter International	54,800	3,709,412
Aruba Networks	94,000 a,b	2,671,480
Cardtronics	134,800 a	2,984,472
Cognex	109,500	3,864,255
Coherent	40,900 a	2,294,490
Commvault Systems	92,800 a	3,836,352
FEI	80,400 a	3,136,404
Fortinet	45,700 a,b	2,215,993
GT Solar International	264,900 a,b	3,380,124
Interactive Intelligence	85,100 a	3,089,981
IPG Photonics	50,200 a	3,772,530
Littelfuse	63,000	3,780,000
Logmein	88,600 a,b	3,855,872
MAXIMUS	41,600	3,486,080
MKS Instruments	121,900	3,205,970
Motricity	156,300 b	1,455,153
Netgear	86,900 a	3,636,765
OmniVision Technologies	128,700 a	4,544,397
RealD	71,800 a	1,960,140
Rudolph Technologies	173,800 a	2,038,674
Sourcefire	111,200 a	2,970,152
SuccessFactors	79,000 a	2,770,530
Taleo, Cl. A	94,500 a	3,527,685
Triquint Semiconductor	270,500 a	3,502,975

TTM Technologies	148,100 a	2,452,536
Ultratech	94,500 a	3,002,265
Universal Display	54,200 a	2,586,424
Veeco Instruments	54,700 a,b	3,150,173
Wright Express	72,500 a	3,912,100
		94,630,867
Materials--5.8%
Buckeye Technologies	119,500	3,043,665
Century Aluminum	187,500 a	3,026,250
Cytec Industries	38,500	2,163,315
Globe Specialty Metals	104,500	2,367,970
Kraton Performance Polymers	60,900 a	2,342,214
Kronos Worldwide	117,600 b	3,544,464
RTI International Metals	120,100 a	4,579,413
Zagg	483,100 a,b	4,966,268
		26,033,559
Utilities--.9%
Cleco	113,200	3,972,188
Total Common Stocks
(cost $391,799,911)		444,880,696

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,066,000)	5,066,000 [d]	5,066,000
Investment of Cash Collateral for
Securities Loaned--8.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $40,078,806)	40,078,806 [d]	40,078,806
Total Investments (cost $436,944,717)	109.0%	490,025,502
Liabilities, Less Cash and Receivables	(9.0%)	(40,402,786)
Net Assets	100.0%	449,622,716

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $39,840,674 and the value of the collateral held by the fund was $40,078,806.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $436,944,717.Net unrealized appreciation on investments was $53,080,785 of which $63,365,161 related to appreciated investment securities and $10,284,376 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.0
Financial	18.8
Industrial	17.6
Consumer Discretionary	13.6
Health Care	13.4
Money Market Investments	10.0
Materials	5.8
Energy	5.2
Consumer Staples	2.7
Utilities	.9
109.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	437,221,030	-	-	437,221,030
Equity Securities - Foreign+	7,659,666	-	-	7,659,666
Mutual Funds	45,144,806	-	-	45,144,806

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
May 31, 2011 (Unaudited)

Common Stocks--122.2%	Shares	Value ($)
Consumer Discretionary--11.4%
Amazon.com	11,000 a	2,163,590
Carnival	71,130 b	2,760,555
CBS, Cl. B	101,480 b	2,836,366
DIRECTV, Cl. A	96,590 a,b	4,854,613
Guess?	26,500	1,211,580
Johnson Controls	38,720 b	1,533,312
Limited Brands	36,740 b	1,468,130
Macy's	74,290	2,145,495
Mattel	154,890 b	4,088,322
Newell Rubbermaid	434,800 b	7,743,788
News, Cl. A	140,170 b	2,570,718
Omnicom Group	131,330 b	6,142,304
Walt Disney	36,220	1,507,839
		41,026,612
Consumer Staples--12.2%
Dr. Pepper Snapple Group	65,060	2,680,472
Energizer Holdings	23,150 a	1,783,707
Kimberly-Clark	39,450	2,694,435
Kraft Foods, Cl. A	77,350 b	2,704,929
Nestle, ADR	71,870 b	4,623,397
PepsiCo	179,880 b	12,793,066
Unilever, ADR	322,150 b	10,498,868
Walgreen	95,850 b	4,181,935
Whole Foods Market	31,160 b	1,905,746
		43,866,555
Energy--13.6%
Anadarko Petroleum	76,710 b	6,099,979
Apache	28,610 b	3,564,806
Cameron International	33,190 a,b	1,581,835
Chevron	92,130 b	9,665,358

ENSCO, ADR	95,600 b	5,097,392
Halliburton	84,320 b	4,228,648
Hess	59,340 b	4,689,640
Nabors Industries	62,810 a,b	1,751,771
National Oilwell Varco	34,290	2,488,768
Occidental Petroleum	64,450 b	6,950,932
Valero Energy	101,600 b	2,794,000
		48,913,129
Financial--16.3%
Affiliated Managers Group	20,020 a	2,116,715
Aflac	45,640 b	2,181,136
American Express	78,890	4,070,724
Ameriprise Financial	23,510 b	1,439,517
Bank of America	517,600 b	6,081,800
Capital One Financial	135,930 b	7,386,436
Charles Schwab	116,382	2,096,040
Citigroup	175,486	7,221,249
Hartford Financial Services Group	255,090 b	6,798,148
JPMorgan Chase & Co.	72,200 b	3,121,928
Lincoln National	152,190 b	4,466,776
MetLife	73,650 b	3,247,965
Wells Fargo & Co.	289,740 b	8,219,924
		58,448,358
Health Care--21.8%
Agilent Technologies	25,430 a,b	1,268,194
ArthroCare	31,370 a,b	1,074,422
Baxter International	121,990 b	7,260,845
CIGNA	100,290 b	5,003,468
Covidien	115,710 b	6,364,050
Dendreon	78,820 a	3,341,180
Gilead Sciences	62,930 a,b	2,626,698
HCA Holdings	58,520 b	2,041,763
Human Genome Sciences	157,690 a,b	4,315,975
McKesson	82,060	7,025,157
Mylan	47,050 a	1,107,792
Pfizer	421,140 b	9,033,453
Sanofi, ADR	148,120	5,867,033

St. Jude Medical	169,250 b	8,575,898
Universal Health Services, Cl. B	31,050 b	1,691,915
Warner Chilcott, Cl. A	185,900 b	4,482,049
Watson Pharmaceuticals	29,100 a	1,872,585
Zimmer Holdings	79,230 a,b	5,368,625
		78,321,102
Industrial--10.6%
Caterpillar	53,930 b	5,705,794
Cummins	31,860	3,352,946
Dover	74,340 b	4,997,878
General Electric	462,820 b	9,089,785
Ingersoll-Rand	104,390 b	5,209,061
Norfolk Southern	48,290 b	3,540,140
Thomas & Betts	37,130 a	2,032,868
Tyco International	48,370 b	2,387,060
United Technologies	20,730 b	1,819,472
		38,135,004
Information Technology--26.4%
Alcatel-Lucent, ADR	288,620 a,b	1,636,475
Alliance Data Systems	34,220 a,b	3,214,285
Apple	37,830 a,b	13,158,409
Autodesk	40,020 a,b	1,720,060
Automatic Data Processing	97,060	5,348,977
BMC Software	97,220 a	5,427,793
Cognizant Technology Solutions,
Cl. A	39,810 a	3,027,152
eBay	37,190 a	1,159,212
Electronic Arts	229,840 a	5,610,394
EMC	179,270 a,b	5,103,817
Google, Cl. A	5,000 a	2,645,100
Informatica	54,000 a	3,167,640
International Business Machines	64,620 b	10,916,257
Microchip Technology	133,090	5,261,048
NetApp	133,780 a,b	7,327,131
Oracle	244,690 b	8,373,292
QUALCOMM	140,630 b	8,239,512
Teradata	60,600 a	3,380,874

		94,717,428
Materials--2.6%
Alcoa	105,780 b	1,778,162
CF Industries Holdings	11,400 b	1,753,092
E.I. du Pont de Nemours & Co.	80,010 b	4,264,533
Owens Corning	35,110 a	1,341,202
		9,136,989
Telecommunication Services--2.5%
AT&T	287,530 b	9,074,447
Utilities--4.8%
NextEra Energy	194,290 b	11,259,106
PPL	210,510	5,934,277
		17,193,383
Total Common Stocks
(cost $385,473,591)		438,833,007

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,938,000)	6,938,000 [c]	6,938,000
Total Investments (cost $392,411,591)	124.1%	445,771,007
Liabilities, Less Cash and Receivables	(24.1%)	(86,685,398)
Net Assets	100.0%	359,085,609

ADR - American Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $392,411,591. Net unrealized appreciation on investments was $51,841,999 of which $58,654,082 related to appreciated investment investment securities. securities and $6,812,083 related to depreciated

Portfolio Summary (Unaudited) †	Value (%)

Information Technology	26.4
Health Care	21.8
Financial	16.3
Energy	13.6
Consumer Staples	12.2
Consumer Discretionary	11.4
Industrial	10.6
Utilities	4.8
Materials	2.6
Telecommunication Services	2.5
Money Market Investment	1.9
124.1

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2011 (Unaudited)

Common Stocks--23.6%	Shares	Value ($)
Consumer Discretionary--2.6%
McDonald's	25,630	2,089,870
NIKE, Cl. B	29,020	2,450,739
Thomson Reuters	72,380	2,820,649
Warnaco Group	34,690 a	1,913,154
		9,274,412
Consumer Staples--2.2%
Coca-Cola	26,890	1,796,521
Constellation Brands, Cl. A	94,030 a	2,064,899
H.J. Heinz	48,100	2,641,652
Hormel Foods	43,210	1,267,349
		7,770,421

Energy--1.1%
BP, ADR	41,200	1,905,088
Chesapeake Energy	59,010	1,849,373
		3,754,461
Exchange Traded Funds--1.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	39,400	5,315,060

Financial--1.9%
Jefferies Group	95,020	2,103,743
Legg Mason	57,070	1,931,249
Northern Trust	26,760	1,305,620
Waddell & Reed Financial, Cl. A	41,170	1,589,162
		6,929,774
Health Care--6.9%
Abbott Laboratories	35,500	1,854,875
AstraZeneca, ADR	57,430	3,009,332
Auxilium Pharmaceuticals	48,270 a	1,080,765
C.R. Bard	15,720	1,757,182
CareFusion	80,900 a	2,344,482
Charles River Laboratories
International	30,950 a	1,197,146
Covance	45,290 a	2,665,769
Eli Lilly & Co.	48,330	1,859,738
Haemonetics	23,570 a	1,594,039
Health Net	54,790 a	1,758,211
IDEXX Laboratories	12,650 a	995,808
Intuitive Surgical	4,920 a	1,717,080
Owens & Minor	31,810	1,100,626
Resmed	57,900 a	1,864,380
		24,799,433
Industrial--.5%
Lockheed Martin	24,340	1,896,086

Information Technology--5.8%
Adobe Systems	47,780 a	1,654,621
Cisco Systems	213,170	3,581,256

JDS Uniphase	158,220 a	3,194,462
Lam Research	62,640 a	2,943,767
Microsoft	146,930	3,674,719
MKS Instruments	42,700	1,123,010
Nokia, ADR	347,490	2,439,380
Research In Motion	54,590 a	2,339,182
		20,950,397
Materials--1.1%
Greif, Cl. A	59,190	3,913,643

Total Securities Sold Short (proceeds $83,086,270)		84,603,687

ADR - American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited) †		Value (%)
Health Care		6.9
Information Technology		5.8
Consumer Discretionary		2.6
Consumer Staples		2.2
Financial		1.9
Exchange Traded Funds		1.5
Energy		1.1
Materials		1.1
Industrial		0.5
		23.6

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	411,109,842	-	-	411,109,842
Equity Securities - Foreign+	27,723,165	-	-	27,723,165
Mutual Funds	6,938,000		-	6,938,000
Securities Sold Short:
Equity Securities - Domestic++	(69,595,645)	-	-	(69,595,645)
Equity Securities - Foreign++	(9,692,982)	-	-	(9,692,982)
Mutual Funds/Exchange Traded Funds	(5,315,060)	-	-	(5,315,060)

+ See Statement of Investments for additional detailed categorizations.
++See Statement of Securities Sold Short for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
May 31, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--11.9%
Carnival	254,400	9,873,264
Johnson Controls	389,355	15,418,458
Las Vegas Sands	290,900 a	12,083,986
Walt Disney	407,685	16,971,927
		54,347,635
Consumer Staples--6.4%
Coca-Cola	223,450	14,928,694
Kraft Foods, Cl. A	411,845	14,402,220
		29,330,914
Energy--15.8%
Cameron International	296,900 a	14,150,254
Exxon Mobil	190,900	15,934,423
Halliburton	275,855 b	13,834,128
Southwestern Energy	335,845 a	14,699,936
Valero Energy	504,900	13,884,750
		72,503,491
Financial--12.9%
Allstate	474,600	14,892,948
Citigroup	485,100	19,961,865
Invesco	492,660	12,153,922
Morgan Stanley	493,000	11,910,880
		58,919,615
Health Care--13.7%
Agilent Technologies	346,430 a	17,276,464
Baxter International	231,400	13,772,928
Covidien	270,875	14,898,125
Watson Pharmaceuticals	258,200 a	16,615,170
		62,562,687
Industrial--10.8%
Caterpillar	182,785	19,338,653

Dover	208,000	13,983,840
Honeywell International	268,105	15,965,653
		49,288,146
Information Technology--21.7%
Apple	60,896 a	21,181,456
ARM Holdings, ADR	453,400	12,944,570
Baidu, ADR	112,800 a	15,308,088
Cognizant Technology Solutions,
Cl. A	185,900 a	14,135,836
Rovi	270,750 a	15,692,670
Salesforce.com	130,200 a,c	19,824,252
		99,086,872
Materials--6.0%
Celanese, Ser. A	351,600	18,314,844
Cliffs Natural Resources	103,085	9,349,809
		27,664,653
Total Common Stocks
(cost $389,572,956)		453,704,013

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,938,000)	2,938,000 [d]	2,938,000
Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,078,192)	12,078,192 [d]	12,078,192
Total Investments (cost $404,589,148)	102.4%	468,720,205
Liabilities, Less Cash and Receivables	(2.4%)	(11,131,249)
Net Assets	100.0%	457,588,956
ADR - American Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open options written.
c	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $11,903,078 and the value of the collateral held by the fund was $12,078,192.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $404,589,148. Net unrealized appreciation on investments was $64,104,162 of which $73,535,411 related to appreciated investment securities and $9,431,249 related to depreciated investment securities.

Portfolio Summary (Unaudited) †			Value (%)
Information Technology			21.7
Energy			15.8
Health Care			13.7
Financial			12.9
Consumer Discretionary			11.9
Industrial			10.8
Consumer Staples			6.4
Materials			6.0
Money Market Investments			3.2
			102.4
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options;
Halliburton,
July 2011 @ $50
(premiums received $65,065)	418	a	(91,960)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	425,451,355	-	-	425,451,355
Equity Securities - Foreign+	28,252,658	-	-	28,252,658
Mutual Funds	15,016,192	-	-	15,016,192
Liabilities ($)
Other Financial Instruments:
Options Written	(91,960)	-	-	(91,960)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
May 31, 2011 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Consumer Discretionary--22.7%
7 Days Group Holdings, ADR	140,000 a	2,787,400
Abercrombie & Fitch, Cl. A	73,655	5,580,839
Arcos Dorados Holdings, Cl. A	100,000	2,275,000
Bravo Brio Restaurant Group	160,000	3,552,000
Cablevision Systems (NY Group),
Cl. A	80,000	2,841,600
Cenveo	943,475 a,b	6,113,718
Chico's FAS	200,000	3,016,000
Dollar Financial	550,000 a	12,490,500
DSW, Cl. A	90,000 a,b	4,513,500
HSN	126,900 a	4,468,149
Interface, Cl. A	162,890	3,135,633
Interpublic Group of Cos.	253,020	3,018,529
Kenexa	80,000 a	2,529,600
Lear	75,000 b	3,811,500
Liberty Media-Starz, Ser. A	72,000 a	5,491,440
MDC Partners, Cl. A	632,304 b	11,615,425
Morgans Hotel Group	643,995 a	5,377,358
Navistar International	53,910 a	3,551,052
Stanley Black & Decker	36,000	2,659,680
Starwood Hotels & Resorts
Worldwide	75,000 c	4,573,500
Titan International	100,410 b	2,760,271
TiVo	840,000 a,b	8,685,600
United Rentals	100,000 a,b	2,734,000
Universal Display	60,000 a,b	2,863,200
Vitamin Shoppe	252,026 a,b	10,265,019

WABCO Holdings	53,515 a	3,668,453
Wet Seal, Cl. A	600,000 a,b	2,580,000
Zumiez	150,000 a,b	4,557,000
		131,515,966
Consumer Staples--1.0%
Fresh Market	70,750	2,846,980
Primo Water	200,000	2,830,000
		5,676,980
Energy--7.7%
Brigham Exploration	148,360 a	4,619,930
Cabot Oil & Gas	95,000	5,581,250
Complete Production Services	86,000 a	2,854,340
Dresser-Rand Group	90,000 a,b	4,732,200
EQT	90,000	4,876,200
GT Solar International	300,000 a,b	3,828,000
ION Geophysical	265,000 a,b	2,673,850
Kodiak Oil & Gas	640,900 a,b	4,390,165
Rowan	162,000 a	6,423,300
SandRidge Energy	425,000 a,b	4,811,000
		44,790,235
Financial--12.7%
Affiliated Managers Group	18,060 a	1,909,484
Ancestry.com	125,264 a,b	5,152,108
Annaly Capital Management	100,000 c	1,813,000
Associated Banc-Corp	120,000 b	1,690,800
Blackstone Group	180,000	3,103,200
Camden Property Trust	27,000 c	1,735,560
Cathay General Bancorp	110,000 b	1,793,000
CNO Financial Group	364,930 a	2,824,558
Douglas Emmett	82,015 b,c	1,726,416
East West Bancorp	80,000	1,607,200
Endurance Specialty Holdings	125,000 b	5,076,250
Enstar Group	20,454 a	2,080,785
Financial Engines	100,000	2,490,000

Forestar Group	235,185 a	4,287,423
Host Hotels & Resorts	152,030 c	2,672,687
Huntington Bancshares	596,700	3,938,220
Inland Real Estate	370,000 b,c	3,378,100
KKR & Co.	110,000 b,c	1,890,900
National Financial Partners	298,600 a,b	3,902,702
National Penn Bancshares	170,000	1,283,500
Regions Financial	248,000	1,750,880
Signature Bank	65,000 a	3,699,800
Strategic Hotels & Resorts	400,000 a,c	2,676,000
SunTrust Banks	99,710	2,804,842
Webster Financial	139,320	2,906,215
Willis Group Holdings	75,000	3,112,500
Zions Bancorporation	102,000 b	2,430,660
		73,736,790
Health Care--15.5%
Achillion Pharmaceuticals	571,300 a	4,279,037
Amarin, ADR	1,000,000 a,b	19,070,000
AMERIGROUP	40,000 a,b	2,836,400
Cadence Pharmaceuticals	355,000 a,b	3,422,200
Cardiome Pharma	730,000 a,b	3,796,000
Health Management Associates, Cl.
A	300,000 a	3,420,000
Healthcare Services Group	107,145 b	1,827,894
Kindred Healthcare	90,000 a,b	2,208,600
MAP Pharmaceuticals	529,290 a,b	8,992,637
Medicis Pharmaceutical, Cl. A	111,700	4,185,399
Mednax	29,000 a	2,179,350
Merit Medical Systems	274,500 a	5,385,690
NuPathe	494,000 b	4,060,680
Pharmacyclics	348,300 a,b	2,458,998
SXC Health Solutions	92,100 a	5,428,374
Targacept	120,000 a	2,700,000
Universal Health Services, Cl. B	48,000	2,615,520

Volcano	146,195 a	4,594,909
Warner Chilcott, Cl. A	120,000	2,893,200
Zoll Medical	60,000 a,b	3,648,600
		90,003,488
Industrials--9.9%
AMETEK	90,317	3,927,886
Atlas Air Worldwide Holdings	54,000 a	3,417,660
BE Aerospace	96,810 a	3,622,630
Casella Waste Systems, Cl. A	220,000 a	1,386,000
Flowserve	20,700	2,509,461
Gardner Denver	49,600	4,155,488
Joy Global	31,500	2,823,975
Kansas City Southern	65,455 a	3,854,645
KBR	94,935	3,542,974
LSB Industries	90,000 a	4,260,600
Manitowoc	129,700	2,337,194
Manpowergroup	17,090	1,044,712
Nordson	53,000 b	2,757,060
Polypore International	54,000 a	3,539,700
Roper Industries	35,265	2,943,570
Terex	111,300 a	3,300,045
TransDigm Group	48,000 a	3,936,000
Triumph Group	44,900 b	4,199,048
		57,558,648
Information Technology--14.5%
Cypress Semiconductor	123,500	2,892,370
Entropic Communications	400,000 a,b	3,560,000
F5 Networks	38,240 a	4,343,299
FARO Technologies	65,000 a	2,909,400
Fortinet	102,470 a,b	4,968,770
Interactive Intelligence	80,000 a	2,904,800
KIT Digital	170,000 a,b	2,082,500
MakeMyTrip	122,900 b	2,843,906
OmniVision Technologies	153,000 a	5,402,430

ON Semiconductor	272,725 a	3,059,975
Opnet Technologies	64,485	2,525,877
Rackspace Hosting	74,140 a,b	3,262,160
RealD	259,800 b	7,092,540
Riverbed Technology	121,730 a	4,616,002
Rovi	50,680 a	2,937,413
Sourcefire	134,000 a,b	3,579,140
SuccessFactors	55,000 a,b	1,928,850
Super Micro Computer	120,000 a	2,013,600
Synchronoss Technologies	100,000 a	3,210,000
Vicor	200,000	3,312,000
Zagg	1,400,000 a,b,d	14,392,000
		83,837,032
Materials--5.0%
Century Aluminum	140,000 a	2,259,600
CF Industries Holdings	25,000	3,844,500
Cliffs Natural Resources	28,440	2,579,508
Eastman Chemical	52,900	5,599,465
Globe Specialty Metals	154,585	3,502,896
Kraton Performance Polymers	120,000 a	4,615,200
Kronos Worldwide	140,000 b	4,219,600
Molycorp	35,000	2,325,050
		28,945,819
Telecommunications--7.2%
Acme Packet	83,740 a,b	6,338,281
ADTRAN	70,000	3,000,200
Aruba Networks	181,360 a,b	5,154,251
Ciena	150,000 a,b	4,012,500
IPG Photonics	60,000 a	4,509,000
Logmein	74,500 a,b	3,242,240
Metropcs Communications	200,000 a	3,580,000
Motricity	900,000 b	8,379,000
Virgin Media	105,000 b	3,425,100
		41,640,572

Utilities--.8%
Cleco	50,600	1,775,554
ITC Holdings	26,460	1,912,793
Wisconsin Energy	36,000	1,125,720
		4,814,067
Total Common Stocks
(cost $471,814,806)		562,519,597

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,833,000)	18,833,000 [e]	18,833,000
Investment of Cash Collateral for
Securities Loaned--21.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $126,298,426)	126,298,426 [e]	126,298,426
Total Investments (cost $616,946,232)	122.1%	707,651,023
Liabilities, Less Cash and Receivables	(22.1%)	(127,986,389)
Net Assets	100.0%	579,664,634

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $122,160,413 and the value of the collateral held by the fund was $126,298,426.
c	Investment in real estate investment trust.
d	Investment in non-controlled affiliates (cost $12,708,524)
e	Investment in affiliated money market mutual fund.

At May 31, 2011 , the aggregate cost of investment securities for income tax purposes was $616,946,232. Net unrealized appreciation on investments was $90,704,791 of which $105,168,481 related to appreciated investment securities and $14,463,690 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	25.1
Consumer Discretionary	22.7
Health Care	15.5
Information Technology	14.5
Financial	12.7
Industrials	9.9
Energy	7.7
Telecommunications	7.2
Materials	5.0
Consumer Staples	1.0
Utilities	.8
122.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	517,019,367	-	-	517,019,367
Equity Securities - Foreign+	45,500,230	-	-	45,500,230
Mutual Funds	145,131,426	-	-	145,131,426

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2011 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Australia--6.2%
Atlas Iron	863,310 a	3,429,265
Australia & New Zealand Banking Group	100,210	2,374,804
BHP Billiton	73,910	3,524,738
Billabong International	506,115	3,441,328
BlueScope Steel	1,461,698	2,284,236
Coca-Cola Amatil	526,310	6,628,959
Commonwealth Bank of Australia	87,570	4,741,946
Dexus Property Group	3,832,180	3,627,447
National Australia Bank	299,807	8,493,582
Nufarm	755,887 a	3,915,613
Primary Health Care	1,439,249	5,409,263
Qantas Airways	1,019,410 a	2,291,191
QBE Insurance Group	496,004	9,384,025
Stockland	741,260	2,799,524
Toll Holdings	652,431	3,657,731
		66,003,652
China--.3%
Foxconn International Holdings	5,658,000 a	3,202,885
Denmark--.6%
Carlsberg, Cl. B	25,840	2,987,975
Pandora	96,986	3,295,182
		6,283,157
Finland--1.4%
Nokia	1,495,439	10,222,391
Sampo, Cl. A	133,540	4,372,028
		14,594,419
France--11.5%
Alcatel-Lucent	406,730 a	2,296,226
Alstom	105,566	6,535,588
Arkema	39,330	4,311,199
BNP Paribas	86,890	6,779,841

Carrefour	202,170	8,955,205
Credit Agricole	269,224	4,114,608
EDF	146,880	5,957,594
France Telecom	547,323	12,523,652
GDF Suez	121,068	4,453,284
Lagardere	50,370	2,057,191
Rhodia	22,800	1,022,240
Sanofi	272,752	21,596,268
Societe Generale	231,692	13,750,544
Total	403,902	23,267,610
Vivendi	190,290	5,311,240
		122,932,290
Germany--6.3%
Allianz	44,255	6,125,440
BASF	52,270	4,833,741
Celesio	135,470	3,250,867
Commerzbank	511,500 a	2,340,793
Daimler	53,491	3,780,042
Deutsche Bank	113,918	6,789,538
Deutsche Lufthansa	94,990	2,069,636
Deutsche Telekom	282,740	4,203,178
E.ON	305,540	8,677,515
Gerresheimer	40,060	1,896,116
Hannover Rueckversicherung	79,740	4,236,130
Metro	98,480	6,567,412
Muenchener Rueckversicherungs	29,250	4,487,178
RWE	63,291	3,691,550
SAP	63,030	3,915,791
		66,864,927
Hong Kong--2.5%
Cheung Kong Holdings	175,000	2,741,878
Esprit Holdings	3,153,543	11,874,233
Hang Seng Bank	470,700	7,552,311
Hongkong Land Holdings	299,000	2,215,763
Pacific Basin Shipping	3,521,000	2,093,101
		26,477,286
Ireland--.7%

CRH	89,855	1,968,746
Dragon Oil	408,690	3,640,494
Smurfit Kappa Group	173,910 a	2,157,357
		7,766,597
Israel--.9%
Teva Pharmaceutical Industries, ADR	199,312	10,144,981
Italy--3.9%
Banco Popolare	315,380	821,491
Buzzi Unicem	83,295 a	1,154,944
Enel	1,432,050	9,838,543
ENI	147,194	3,529,029
Finmeccanica	577,531	7,193,373
Saras	4,180,129 a	10,226,542
Telecom Italia	3,846,190	5,454,784
Unipol Gruppo Finanziario	4,632,597 a	3,087,376
		41,306,082
Japan--22.8%
Asahi Kasei	570,000	3,744,726
Astellas Pharma	79,900	3,053,445
Canon	103,000	4,967,289
Central Japan Railway	723	5,680,246
Daito Trust Construction	88,400	7,318,801
East Japan Railway	101,400	5,928,799
Fuji Heavy Industries	893,000	6,586,128
Fujitsu	656,000	3,456,258
Hitachi	1,748,000	10,027,690
Honda Motor	130,100	4,967,408
INPEX	643	4,655,679
Kao	156,500	4,022,318
KDDI	505	3,619,813
Keihin	256,200	5,266,895
Kirin Holdings	285,000	4,005,162
Makita	64,500	2,744,909
Matsumotokiyoshi Holdings	207,100	4,556,774
Medipal Holdings	605,100	5,385,634
Miraca Holdings	63,800	2,503,426
Mitsubishi	265,200	6,711,920

Mitsubishi Chemical Holdings	665,500	4,644,788
Mitsubishi Tanabe Pharma	280,600	4,738,050
Mitsubishi UFJ Financial Group	2,052,000	9,498,572
NEC	871,000 a	1,833,254
Nintendo	10,720	2,500,239
Nippon Express	763,000	2,955,265
Nippon Shokubai	242,000	3,050,405
Nomura Holdings	580,500	2,929,256
NTN	657,000	3,412,856
Panasonic	511,200	6,011,770
Rengo	467,000	3,078,580
Ricoh	604,800	6,695,362
Ryohin Keikaku	51,300	2,327,559
Sekisui House	338,000	3,220,760
Seven & I Holdings	242,600	6,448,708
Shimachu	108,000	2,612,987
Shimizu	678,000	2,810,969
Shin-Etsu Chemical	144,400	7,517,723
Softbank	97,800	3,802,725
Sumitomo Mitsui Financial Group	373,800	10,830,608
Sumitomo Mitsui Trust Holdings	2,284,940	7,886,661
Taiyo Nippon Sanso	656,000	5,112,162
Tokyo Electron	73,700	4,075,986
Tokyo Gas	865,000	3,683,386
Tokyo Steel Manufacturing	682,100	6,513,160
Toyo Suisan Kaisha	121,000	2,831,595
Toyoda Gosei	207,200	4,509,310
Toyota Motor	290,200	12,082,369
Yahoo! Japan	4,289	1,422,127
Yamada Denki	72,550	5,676,013
		243,916,525
Luxembourg--.3%
ArcelorMittal	51,700	1,724,251
Subsea 7	55,679	1,478,666
		3,202,917
Netherlands--3.2%
Aegon	649,092 a	4,541,626

Heineken	45,375	2,730,806
ING Groep	449,960 a	5,425,706
Koninklijke Ahold	132,440	1,888,406
Koninklijke Philips Electronics	538,417	14,934,935
Nutreco	27,720	2,114,663
Royal Dutch Shell, Cl. A	32,207	1,148,065
Unilever	59,470	1,941,025
		34,725,232
Norway--.7%
Norsk Hydro	351,729	2,819,894
TGS Nopec Geophysical	163,000	4,601,228
		7,421,122
Singapore--1.5%
DBS Group Holdings	906,680	10,882,766
United Overseas Bank	357,457	5,632,636
		16,515,402
Spain--2.1%
Banco Bilbao Vizcaya Argentaria	699,403	8,167,821
Banco Santander	476,390	5,665,564
Gamesa Corp Tecnologica	483,115 a	4,567,094
Iberdrola	478,926	4,238,710
		22,639,189
Sweden--3.5%
Atlas Copco, Cl. A	114,860	3,020,648
Atlas Copco, Cl. A (Redemption Shares)	114,860 a	92,685
Electrolux, Ser. B	128,040	3,477,222
Husqvarna, Cl. B	402,729	3,196,930
Investor, Cl. B	163,840	3,926,457
Securitas, Cl. B	379,070	4,115,352
Svenska Cellulosa, Cl. B	275,794	4,287,880
Telefonaktiebolaget LM Ericsson, Cl. B	544,760	8,059,140
Volvo, Cl. B	375,120	6,777,318
		36,953,632
Switzerland--6.7%
ABB	221,430 a	5,942,705
Adecco	57,220 a	3,894,502
Clariant	122,674 a	2,695,405

Lonza Group	37,920 a	3,276,708
Nestle	85,245	5,472,111
Novartis	241,066	15,545,351
Partners Group Holding	11,590	2,276,146
Roche Holding	75,605	13,296,694
Transocean	53,990	3,744,294
UBS	549,779 a	10,532,757
Zurich Financial Services	17,570 a	4,698,930
		71,375,603
United Kingdom--20.8%
Aberdeen Asset Management	454,210	1,749,893
Anglo American	151,342	7,543,448
BAE Systems	830,623	4,511,790
Barclays	1,237,210	5,630,435
BP	1,562,949	12,041,572
British American Tobacco	168,270	7,534,643
British Land	440,500	4,329,639
BT Group	1,121,420	3,704,246
Burberry Group	132,800	2,881,448
Compass Group	296,910	2,886,557
Drax Group	287,728	2,201,860
easyJet	446,672 a	2,667,247
Eurasian Natural Resources	213,650	2,971,559
GlaxoSmithKline	985,613	21,401,697
Home Retail Group	1,963,168	6,943,266
HSBC Holdings	1,981,573	20,692,590
IMI	210,420	3,592,959
Kingfisher	844,010	3,986,104
Legal & General Group	1,069,530	2,060,240
Lonmin	250,888	6,603,402
Man Group	562,890	2,378,787
Old Mutual	1,157,660	2,498,519
QinetiQ Group	917,065	1,728,830
Reed Elsevier	312,718	2,834,473
Resolution	1,259,045	6,453,667
Rio Tinto	131,520	9,184,116
Royal Dutch Shell, Cl. A	325,289	11,729,454

Royal Dutch Shell, Cl. B	427,180	15,452,687
Smith & Nephew	318,520	3,547,262
Tesco	1,349,991	9,306,033
Unilever	683,584	22,163,910
Vodafone Group	2,150,916	5,977,912
WPP	280,240	3,489,746
		222,679,991
United States--.6%
iShares MSCI EAFE Index Fund	111,240	6,903,554
Total Common Stocks
(cost $971,975,005)		1,031,909,443

Preferred Stocks--1.1%
Germany
ProSieben Sat.1 Media	176,010	4,558,053
Volkswagen	38,288	6,799,360
Total Preferred Stocks
(cost $8,404,833)		11,357,413
	Number of
Rights--.1%	Rights	Value ($)
Germany
Commerzbank
(cost $630,098)	511,500 [a]	651,447

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,450,000)	10,450,000 [b]	10,450,000

Total Investments (cost $991,459,936)	98.7%	1,054,368,303
Cash and Receivables (Net)	1.3%	14,272,924
Net Assets	100.0%	1,068,641,227

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $991,459,936.

Net unrealized appreciation on investments was $62,908,367 of which $136,676,176 related to appreciated investment securities and $73,767,809 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.3
Consumer Discretionary	11.9
Health Care	10.8
Industrial	10.0
Consumer Staples	9.4
Materials	9.4
Energy	8.9
Information Technology	6.2
Utilities	4.0
Telecommunication Services	3.3
Exchange Traded Funds	.6
98.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
May 31, 2011 (Unaudited)

Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases;
Swedish Krona,
Expiring 6/1/2011	2,349,758	380,134	380,746	612

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	680,247,552	356,115,750	++	-	1,036,363,302
Mutual Funds/Exchange Traded Funds	17,353,554	-		-	17,353,554
Rights+	651,447				651,447
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	612		-	612

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2011 (Unaudited)

Common Stocks--91.2%	Shares	Value ($)
Brazil--9.0%
Banco Santander Brasil, ADS	1,505,410	17,101,457
Centrais Eletricas Brasileiras	621,503	8,823,747
Cia de Saneamento de Minas Gerais-Copasa	250,700	5,021,150
Cia Energetica de Minas Gerais, ADR	47,412	905,095
Cielo	274,407	6,835,165
Fibria Celulose, ADR	676,100	10,526,877
Fleury	774,600	12,764,760
Gerdau, ADR	1,190,910	13,135,737
Grendene	627,010	3,497,188
Itau Unibanco Holding, ADR	620,544	14,167,019
JBS	3,999,200 a	14,346,679
Magnesita Refratarios	1,350,100 a	6,417,842
Obrascon Huarte Lain Brasil	171,200	7,194,144
Petroleo Brasileiro, ADR	1,615,480	54,197,031
Porto Seguro	536,440	8,326,678
Redecard	922,500	13,915,703
Rossi Residencial	1,842,600	16,350,119
Tele Norte Leste Participacoes, ADR	448,508	8,014,838
Vale, ADR	422,220	13,620,817
		235,162,046
Chile--.2%
ENTEL	327,790	6,134,824
China--11.5%
Asia Cement China Holdings	3,095,500	2,423,597
Bank of Communications, Cl. H	3,099,000	3,230,089
Beijing Capital International Airport, Cl. H	17,724,000 a	8,372,237
Changyou.com, ADR	280,490 a	11,584,237
China Coal Energy, Cl. H	6,098,000	8,258,844
China Communications Construction, Cl. H	20,318,000	18,430,500
China Construction Bank, Cl. H	37,989,229	35,965,994
China Life Insurance, Cl. H	3,893,000	13,641,408

China Petroleum & Chemical, ADR	34,178	3,412,673
China Petroleum & Chemical, Cl. H	18,042,000	18,021,587
China Railway Construction, Cl. H	6,800,500	6,169,148
China Railway Group, Cl. H	12,141,000	6,140,578
Evergrande Real Estate Group	8,648,000	6,100,227
Great Wall Motor, Cl. H	7,480,500	10,502,373
Guangzhou Automobile Group, Cl. H	7,437,254	8,312,600
Hidili Industry International Development	10,572,000	9,278,259
Huaneng Power International, ADR	96,150	2,252,794
Huaneng Power International, Cl. H	12,976,200	7,595,784
Industrial & Commercial Bank of China, Cl. H	47,981,475	40,261,887
Maanshan Iron & Steel, Cl. H	5,128,000	2,481,198
Mindray Medical International, ADR	304,110	8,834,396
Perfect World, ADR	346,920 a	8,204,658
PetroChina, ADR	51,850	7,472,622
PetroChina, Cl. H	9,096,000	13,135,005
Renhe Commercial Holdings	59,332,000	10,604,102
Shanda Games, ADR	214,853 a	1,534,050
Sinotrans, Cl. H	25,630,600	6,236,943
TPV Technology	6,979,680	4,101,905
Weichai Power, Cl. H	1,051,000	5,984,140
Weiqiao Textile, Cl. H	4,570,400	3,477,019
WuXi PharmaTech, ADR	411,920 a	7,517,540
		299,538,394
Egypt--.2%
Commercial International Bank	1,187,605	6,295,786
Hong Kong--7.1%
BYD Electronic International	13,556,500 a	6,978,161
China Agri-Industries Holdings	15,685,519	16,669,849
China Dongxiang Group	31,974,000	10,284,058
China Minsheng Banking, Cl. H	16,496,000	15,656,512
China Mobile	4,257,900	38,877,907
China Mobile, ADR	250,020	11,443,415
China Power International Development	25,880,920	6,299,957
China Shanshui Cement Group	13,740,000	14,856,578
China Vanadium Titano-Magnetite Mining	19,124,000	7,114,438
CNOOC	7,924,000	20,044,764

Country Garden Holdings	16,652,000	7,373,434
Global Bio-Chem Technology Group	26,877,920	7,300,047
Guangdong Investment	11,262,000	5,739,208
Lonking Holdings	11,928,000	6,726,915
NWS Holdings	4,364,532	6,351,617
Shanghai Industrial Holdings	1,081,000	3,958,635
		185,675,495
Hungary--1.0%
MOL Hungarian Oil and Gas	131,560 a	16,901,747
OTP Bank	315,340 a	10,383,402
		27,285,149
India--8.6%
Apollo Tyres	5,785,710	8,840,169
Bank of India	372,630	3,667,904
Glenmark Pharmaceuticals	1,162,000	7,873,941
Hexaware Technologies	8,120,620	11,875,567
Hindustan Petroleum	863,050	7,260,832
India Cements	5,352,845	10,027,633
Jubilant Life Sciences	1,537,169	5,496,546
Mahanagar Telephone Nigam	2,845,081 a	2,856,068
Mahanagar Telephone Nigam, ADR	274,750 a	571,480
NMDC	1,270,046	7,568,417
Oil & Natural Gas	1,161,802	7,246,969
Oriental Bank Of Commerce	155,694	1,209,155
Reliance Industries	1,206,172	25,420,375
Rolta India	2,095,190	6,443,421
Shree Renuka Sugars	10,328,180	14,308,337
Sintex Industries	6,722,560	28,085,337
State Bank of India	198,710	10,126,238
State Bank of India, GDR	76,760 b	8,052,124
Steel Authority of India	1,704,770	5,321,372
Sterlite Industries India	4,801,200 a	18,235,871
Sterlite Industries India, ADR	810 a	12,596
Tata Consultancy Services	455,070	11,676,147
Tata Motors	647,550	15,712,371
Welspun	2,013,470 a	7,818,663
		225,707,533

Indonesia--2.0%
Aneka Tambang	4,321,500	1,088,853
Astra Agro Lestari	940,500	2,600,993
Bank Mandiri	9,844,000	8,325,248
Bank Rakyat Indonesia Persero	12,449,500	9,288,177
Indofood Sukses Makmur	16,397,500	10,374,480
Indosat	6,967,000	4,286,167
Medco Energi Internasional	23,614,996	7,195,713
Telekomunikasi Indonesia	8,431,900	7,599,467
		50,759,098
Malaysia--2.4%
AMMB Holdings	5,199,500	11,176,344
Genting	3,180,800	11,625,417
Genting Malaysia	6,292,860	7,550,291
KNM Group	4,838,900	3,424,088
Malayan Banking	3,380,068	10,004,929
Tenaga Nasional	8,131,212	19,205,353
		62,986,422
Mexico--2.1%
America Movil, ADR, Ser. L	340,370	17,937,499
Consorcio ARA	6,122,400	3,390,151
Desarrolladora Homex, ADR	312,160 a	7,501,205
Fomento Economico Mexicano, ADR	244,790	15,159,845
Grupo Continental	755,090	2,874,542
Grupo Financiero Banorte, Cl. O	1,389,600	6,462,277
Industrias CH, Ser. B	365,300 a	1,330,921
		54,656,440
Philippines--.2%
Bank of the Philippine Islands	3,534,648	4,548,981
Poland--1.0%
Asseco Poland	482,063	9,303,556
Bank Pekao	49,280	3,048,118
KGHM Polska Miedz	167,560	11,726,024
Telekomunikacja Polska	315,813	2,078,868
		26,156,566
Russia--6.5%
Gazprom, ADR	4,939,860	72,566,543

Lukoil, ADR	690,440	44,291,726
Magnitogorsk Iron & Steel Works, GDR	396,280 b,c	4,680,067
MMC Norilsk Nickel, ADR	486,169	12,188,257
Rosneft Oil, GDR	411,320 b	3,551,748
Sberbank of Russia, GDR	52,560	19,061,018
VimpelCom, ADR	931,080	13,109,606
		169,448,965
South Africa--7.0%
Anglo American Platinum	155,021	14,818,427
ArcelorMittal South Africa	281,544	3,381,662
Aveng	2,082,451	10,931,541
Exxaro Resources	540,290	12,812,386
FirstRand	3,740,630	11,259,761
Growthpoint Properties	1,481,390	3,937,119
JD Group	1,035,788	6,705,660
MTN Group	1,715,309	36,457,888
Murray & Roberts Holdings	2,047,350	8,450,521
Nedbank Group	480,730	10,547,987
Sappi	980,787 a	5,246,437
Sasol	473,313	25,183,683
Sasol, ADR	36,790	1,972,680
Standard Bank Group	1,792,584	26,979,503
Telkom	1,012,699	5,412,680
		184,097,935
South Korea--14.3%
BS Financial Group	916,890 a	13,254,398
CJ Cheiljedang	41,414	9,250,115
Daegu Bank	683,710 c	9,820,234
Daehan Steel	188,250	1,450,912
Grand Korea Leisure	602,490	9,559,413
Hana Financial Group	282,500	10,118,095
Hite Brewery	65,141	7,132,764
Hyundai Development	265,650	7,000,865
Hyundai Mipo Dockyard	70,254	11,526,724
Hyundai Mobis	74,057	26,076,681
Jinro	97,640	3,261,608
KB Financial Group	271,268	12,978,781

KB Financial Group, ADR	73,390	3,516,115
Kolon Industries	85,437	8,056,778
Korea Electric Power	512,775 a	14,202,800
Korea Electric Power, ADR	58,910 a	809,423
Korea Exchange Bank	1,686,310	14,579,592
Korean Reinsurance	423,106	4,949,630
KT	198,034	6,916,440
KT, ADR	195,470	3,561,463
KT&G	199,765	11,730,455
Kukdo Chemical	83,230	5,088,312
LG Electronics	110,221	9,960,246
NongShim	45,980	10,720,496
POSCO	35,043	14,258,426
POSCO, ADR	31,880	3,252,398
Samsung Electronics	79,277	66,451,845
Samsung Fire & Marine Insurance	29,898	5,733,812
Shinhan Financial Group	100,193	4,517,916
Shinsegae	36,800 c	9,207,246
SK Chemicals	58,867	3,596,178
SK Telecom	39,489	5,850,902
SK Telecom, ADR	294,770	5,214,481
Tong Yang Life Insurance	799,960	8,941,103
Woori Finance Holdings	920,350	11,847,085
Youngone	384,018	4,972,628
Youngone Holdings	124,792	5,003,275
Yuhan	79,673	9,968,345
		374,337,980
Taiwan--10.2%
Advanced Semiconductor Engineering	5,954,618	7,338,029
Asia Cement	6,666,727	9,219,124
AU Optronics	4,157,000 a	3,425,932
AU Optronics, ADR	1,161,870 a	9,469,240
Catcher Technology	1,390,000	9,094,629
Chinatrust Financial Holding	5,623,599	5,020,779
Chroma ATE	980,000	3,143,004
CTCI	1,434,000	1,893,475
E Ink Holdings	1,803,000 a	4,077,380

First Financial Holding	2,829,161	2,439,593
Fubon Financial Holding	8,669,978	12,689,297
Grand Pacific Petrochemical	10,862,000	6,915,114
Hon Hai Precision Industry	7,754,568	27,288,577
HTC	581,100	24,837,214
KGI Securities	8,271,000	4,386,205
Nan Ya Printed Circuit Board	3,336,440	13,465,236
Novatek Microelectronics	1,780,000	6,103,184
Powertech Technology	4,843,250	18,107,536
Quanta Computer	807,000	1,837,314
Siliconware Precision Industries	2,238,000	2,997,662
SinoPac Financial Holdings	24,813,225	11,583,264
Taishin Financial Holdings	17,839,164 a	10,727,292
Taiwan Semiconductor Manufacturing	3,227,517	8,628,316
Taiwan Semiconductor Manufacturing, ADR	1,881,847	25,706,030
Tatung	8,777,216 a	4,137,596
Transcend Information	2,623,040	7,720,054
United Microelectronics	21,495,397	11,122,693
United Microelectronics, ADR	504,000	1,370,880
Young Fast Optoelectronics	1,560,000 a	10,632,903
		265,377,552
Thailand--2.2%
Asian Property Development	32,104,320	5,226,352
Bangchak Petroleum	6,766,800	4,512,403
Bangkok Bank	770,000	3,908,675
Kasikornbank	3,577,400	14,124,859
Krung Thai Bank	9,331,200 d	5,793,363
Krung Thai Bank	9,535,100	5,979,874
PTT Chemical	1,752,500	8,710,053
PTT Exploration & Production	1,755,800	10,246,984
		58,502,563
Turkey--2.1%
Arcelik	1,392,040	7,239,533
Asya Katilim Bankasi	2,635,600 a	4,359,776
Ford Otomotiv Sanayi	712,740	6,118,323
KOC Holding	1,405,020	6,373,849
Turk Telekomunikasyon	3,006,700	13,602,164

Turkcell Iletisim Hizmetleri	768,730 a	4,277,278
Turkcell Iletisim Hizmetleri, ADR	34,040 a	478,943
Turkiye Is Bankasi, Cl. C	3,808,481	11,907,842
		54,357,708
United Kingdom--.5%
African Barrick Gold	1,311,424	9,815,725
JKX Oil & Gas	567,251	2,662,226
		12,477,951
United States--3.1%
iShares MSCI Emerging Markets Index Fund	1,673,991	81,238,783
Total Common Stocks
(cost $2,070,032,630)		2,384,746,171

Preferred Stocks--5.5%
Brazil
Banco Bradesco	1,020,956	20,072,924
Banco do Estado do Rio Grande do Sul	1,128,100	12,433,946
Bradespar	430,900	11,060,973
Cia de Bebidas das Americas	225,600	6,963,537
Cia de Tecidos do Norte de Minas - Coteminas	721,960	2,104,906
Cia Energetica de Minas Gerais	370,658	6,953,875
Cia Paranaense de Energia, Cl. B	753,100	19,570,338
Gerdau	81,600	895,260
Itau Unibanco Holding	128,000	2,907,634
Petroleo Brasileiro	1,145,600	17,491,684
Randon Participacoes	1,018,900	8,033,666
Tim Participacoes	2,361,600	11,360,826
Vale, Cl. A	907,500	25,791,348
Total Preferred Stocks
(cost $107,167,577)		145,640,917

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $33,700,000)	33,700,000 [e]	33,700,000

Total Investments (cost $2,210,900,207)	98.0%	2,564,087,088

Cash and Receivables (Net)	2.0%	51,277,988
Net Assets	100.0%	2,615,365,076

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $16,283,939 or .6% of net assets.
c	The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At May 31, 2011, the value of these securities amounted to $23,707,547 or .9% of net assets.
d	Foreign ownership limit is 25% of total shares outstanding.
e	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,210,900,207.

Net unrealized appreciation on investments was $353,186,881 of which $429,037,466 related to appreciated investment securities and $75,850,585 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.9
Energy	14.3
Information Technology	13.6
Materials	11.9
Telecommunication Services	8.0
Consumer Discretionary	6.5
Industrial	5.6
Consumer Staples	5.1
Utilities	3.7
Exchange Traded Funds	3.1
Health Care	2.0
Money Market Investment	1.3
98.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2011 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 6/2/2011	1,156	1,901	1,901	-
Indonesian Rupiah,
Expiring 6/3/2011	16,632,368,709	1,949,182	1,948,611	(571)
Sales:		Proceeds ($)
Hong Kong Dollar,
Expiring 6/1/2011	8,129,179	1,045,050	1,045,238	(188)
Hong Kong Dollar,
Expiring 6/1/2011	2,364,952	304,027	304,082	(55)
Polish Zloty,
Expiring 6/1/2011	2,035,148	740,066	741,780	(1,714)
Turkish Lira,
Expiring 6/1/2011	11,436,231	7,153,904	7,165,783	(11,879)
				(14,407)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant Observable		Unobservable
Assets ($)	Quoted Prices	Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,040,826,835	1,399,114,224	++	9,207,246	2,449,148,305
Mutual Funds/Exchange Traded Funds	114,938,783	-		-	114,938,783
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(14,407)		-	(14,407)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Equity
Securities-Foreign ($)
Balance as of 8/31/2010	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)
3,412
Net purchases (sales)	-
Transfers in and/or out of Level 3	9,203,834
Balance as of 5/31/2011	9,207,246
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 5/31/2011	3,412

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2011 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--10.5%
Adidas, ADR	11,075	419,078
Bridgestone, ADR	14,362	651,317
British Sky Broadcasting Group,
ADR	13,695	752,403
Casio Computer, ADR	4,290	313,671
Compass Group, ADR	42,121	414,471
Daimler	31,607	2,240,304
Denso, ADR	46,288	824,852
Electrolux, Cl. B, ADR	12,867	701,251
Fiat, ADR	39,395	423,496
Hennes & Mauritz, ADR	170,906	1,271,541
Honda Motor, ADR	47,048	1,787,824
Intercontinental Hotels Group, ADR	25,633	551,878
Kingfisher, ADR	66,928	625,108
LVMH Moet Hennessy Louis Vuitton,
ADR	38,319	1,337,333
Marks & Spencer Group, ADR	33,455	436,253
Marui Group, ADR	32,401	456,530
Mediaset, ADR	18,320	285,975
Nissan Motor, ADR	52,962	1,058,710
Panasonic, ADR	43,520	507,443
Pearson, ADR	21,712	408,837
Peugeot, ADR	12,756	540,854
Publicis Groupe, ADR	42,032	1,158,822
Reed Elsevier, ADR	10,831	394,032
Sega Sammy Holdings, ADR	109,384	521,762
Sharp, ADR	40,118	373,097
Sodexo, ADR	11,162	861,148
Sony, ADR	29,922	800,114
Sumitomo Electric Industries, ADR	3,702	532,698
Toyota Motor, ADR	35,748	2,977,451
Volkswagen, ADR	11,000	368,940
Wolters Kluwer, ADR	11,972	270,088
WPP, ADR	8,629	538,191
		24,805,472
Consumer Staples--10.3%

Aeon, ADR	79,968	914,034
Ajinomoto, ADR	4,423	510,137
British American Tobacco, ADR	8,300	749,905
Coca Cola Hellenic Bottling, ADR	11,185	281,862
Coca-Cola Amatil, ADR	65,681	1,649,907
Danone, ADR	76,602	1,130,646
Delhaize Group, ADR	14,473	1,188,523
Diageo, ADR	11,998	1,020,910
Foster's Group, ADR	120,506	553,123
Heineken, ADR	18,509	558,417
Henkel & Co., ADR	13,772	969,962
Imperial Tobacco Group, ADR	13,287	952,545
J. Sainsbury, ADR	14,245	323,504
Kao, ADR	22,970	586,424
Kirin Holdings, ADR	35,382	493,579
Koninklijke Ahold, ADR	35,754	508,064
L'Oreal, ADR	44,914	1,134,528
Nestle, ADR	91,655	5,896,166
Sabmiller, ADR	24,142	899,531
Shiseido, ADR	22,862	392,083
Tesco, ADR	77,821	1,618,677
Treasury Wine Estates, ADR	40,169 a	137,377
Unilever (NY Shares)	25,103	819,864
Unilever, ADR	15,990	521,114
Yamazaki Baking, ADR	5,023	641,168
		24,452,050
Energy--8.4%
BG Group, ADR	12,387	1,439,617
BP, ADR	81,795	3,782,201
ENI, ADR	40,675	1,945,892
Repsol, ADR	29,557	1,005,825
Royal Dutch Shell, Cl. A, ADR	43,798	3,128,491
Royal Dutch Shell, Cl. B, ADR	39,993	2,892,294
Statoil, ADR	32,955	868,035
Technip, ADR	14,012	379,025
Total, ADR	59,569	3,430,579
Woodside Petroleum, ADR	21,015	1,050,750
		19,922,709
Financial--23.2%
Aegon (NY Shares)	99,300 a	695,100
Ageas, ADR	140,757	385,674
Allianz, ADR	154,170	2,149,130
Alpha Bank, ADR	55,424 a	66,509

Australian & New Zealand Banking
Group, ADR	84,598	1,993,975
AXA, ADR	72,000	1,545,120
Banco Bilbao Vizcaya Argentaria,
ADR	106,198	1,245,703
Banco Santander, ADR	186,227	2,214,239
Bank of Yokohama, ADR	8,083	392,012
Barclays, ADR	69,444	1,277,075
BNP Paribas, ADR	49,361	1,932,977
British Land, ADR	39,676	390,198
Capitaland, ADR	32,796	164,636
Cheung Kong Holdings, ADR	50,143	783,735
City Developments, ADR	87,591	795,326
Commerzbank, ADR	37,925 a	223,757
Commonwealth Bank of Australia,
ADR	13,623 b	2,204,403
Credit Agricole, ADR	22,091	168,775
Credit Suisse Group, ADR	34,774	1,499,455
Daiwa House Industry, ADR	4,061	496,457
Daiwa Securities Group, ADR	89,390	370,075
Danske Bank, ADR	27,008	282,234
Deutsche Bank	28,183	1,683,934
Erste Group Bank, ADR	4,433	111,135
Hachijuni Bank, ADR	2,799	155,512
Hang Seng Bank, ADR	32,669	520,417
HSBC Holdings, ADR	88,078	4,611,764
Hysan Development, ADR	89,301	880,669
ING Groep, ADR	146,569 a	1,780,813
Intesa Sanpaolo, ADR	146,334	2,271,104
Legal & General Group, ADR	92,800	889,024
Lend Lease Group, ADR	184,716	1,761,581
Lloyds Banking Group, ADR	191,480 a	652,947
Mitsubishi Estate, ADR	3,600	639,540
Mitsubishi UFJ Financial Group,
ADR	243,692	1,113,672
Mizuho Financial Group, ADR	109,542	343,962
MS&AD Insurance Group Holdings,
ADR	41,902	485,225
National Australia Bank, ADR	65,803	1,863,541
National Bank of Greece, ADR	136,731	184,587
Nomura Holdings, ADR	119,257	595,092
ORIX, ADR	10,179	484,724
Prudential, ADR	60,650	1,477,434

Shinsei Bank, ADR	57,546	121,998
Shizuoka Bank, ADR	3,560	326,465
Sino Land, ADR	37,855	332,923
Social Generale, ADR	107,745	1,281,088
Sumitomo Mitsui Financial Group,
ADR	129,196	742,877
Sumitomo Mitsui Trust Holdings,
ADR	113,140 a	372,231
Sun Hung Kai Properties, ADR	45,037	696,722
Tokio Marine Holdings, ADR	21,055	574,591
Tokyu Land, ADR	10,001	456,718
UBS	106,851 a	2,064,361
United Overseas Bank, ADR	24,700	782,990
Westfield Group, ADR	28,114	541,194
Westpac Banking, ADR	13,323	1,573,713
Zurich Financial Services, ADR	49,197 a	1,316,512
		54,967,625
Health Care--8.5%
AstraZeneca, ADR	31,412	1,645,989
Bayer, ADR	23,630	1,943,567
Cie Generale d'Opitique Essilor
International, ADR	15,084	610,449
Eisai, ADR	28,123	1,068,393
Elan, ADR	9,218 a	88,216
Fresenius Medical Care & Co., ADR	7,275	525,982
GlaxoSmithKline, ADR	53,399	2,320,721
Novartis, ADR	37,887	2,444,469
Novo Nordisk, ADR	11,515	1,451,005
Olympus, ADR	62,140	1,920,648
Roche Holding, ADR	67,516	2,965,303
Sanofi, ADR	48,739	1,930,552
Smith & Nephew, ADR	6,393	358,392
Teva Pharmaceutical Industries,
ADR	17,900	911,110
		20,184,796
Industrial--12.1%
ABB, ADR	60,572 a	1,629,387
Air France, ADR	40,458 a	675,649
All Nippon Airways, ADR	79,722	487,899
Asahi Glass, ADR	66,076	770,446
Atlas Copco, Cl. A, ADR	19,547	515,845
Atlas Copco, Cl. B, ADR	47,220	1,106,365
Bae Systems, ADR	121	2,638

Dai Nippon Printing, ADR	30,828	349,898
Deutsche Lufthansa, ADR	34,416	745,451
European Aeronautic Defence and
Space, ADR	19,043	625,372
Experian, ADR	32,340	420,420
Hutchison Whampoa, ADR	9,330	537,315
International Consolidated
Airlines Group, ADR	22,962 a	448,448
Invensys, ADR	88,290	445,864
ITOCHU, ADR	29,705	611,626
Kajima, ADR	12,417	342,709
Kawasaki Heavy Industries, ADR	38,754	555,263
Keppel, ADR	41,187	768,549
Komatsu, ADR	35,588	1,067,640
Koninklijke Philips Electronics
(NY Shares)	11,842	329,918
Kubota, ADR	14,271	641,767
Marubeni, ADR	5,423	378,489
Metso, ADR	18,812	1,088,274
Mitsubishi, ADR	10,957	550,589
Mitsui & Co., ADR	2,811	957,761
MTR, ADR	10,662	388,737
Neptune Orient Lines, ADR	105,500	625,594
Nidec, ADR	25,281	567,306
Nippon Yusen, ADR	63,873	485,435
NSK, ADR	36,210	681,834
Orkla, ADR	26,607	251,170
PostNL, ADR	18,567	450,250
Rolls-Royce Group, ADR	14,497	762,107
Ryanair Holdings, ADR	160	4,704
Sandvik, ADR	50,376	955,633
Secom, ADR	37,120	437,645
Siemens, ADR	21,311	2,852,477
SKF, ADR	38,690	1,154,896
Sumitomo, ADR	28,536	379,529
Swire Pacific, Cl. A, ADR	43,906	681,421
Toppan Printing, ADR	7,981	313,494
TOTO, ADR	4,089	300,988
Vestas Wind Systems, ADR	708 a	7,094
Volvo, ADR	65,152	1,179,903
		28,533,799
Information Technology--4.8%
Advantest, ADR	17,445	325,873

Alcatel-Lucent, ADR	87,481 a	496,017
Canon, ADR	29,197	1,400,872
Computershare, ADR	47,642	479,755
Dassault Systemes, ADR	6,885	588,048
Fujifilm Holdings, ADR	19,819	581,489
Fujitsu, ADR	13,602	356,780
Hitachi, ADR	11,435	648,708
Kyocera, ADR	4,712	496,880
Mitsubishi Electric, ADR	38,575	875,267
NICE Systems, ADR	4,300 a	153,080
Nokia, ADR	93,814	658,574
Omron, ADR	21,660	557,764
Ricoh, ADR	4,031	221,866
Sage Group, ADR	16,187	308,686
SAP, ADR	20,862	1,296,991
TDK, ADR	8,571	448,349
Telefonaktiebolaget LM Ericsson,
ADR	69,804	1,035,891
Trend Micro, ADR	12,337	373,194
		11,304,084
Materials--10.6%
Air Liquide, ADR	36,988	1,027,527
Akzo Nobel, ADR	5,605	404,737
Alumina, ADR	49,520	489,258
Amcor, ADR	26,296	813,335
Anglo American, ADR	79,594	1,984,278
ArcelorMittal (NY Shares)	12,405	414,947
Asahi Kasei, ADR	17,985	233,265
BASF, ADR	19,396	1,803,246
BHP Billiton, ADR	55,938	4,890,101
Boral, ADR	24,621	483,773
CRH, ADR	553	12,238
James Hardie Industries, ADR	15,724 a	490,903
Johnson Matthey, ADR	6,130	425,115
Kobe Steel, ADR	52,450	564,918
Koninklijke DSM, ADR	9,446	157,843
Lafarge, ADR	18,820	324,457
Newcrest Mining, ADR	15,539	655,746
Nippon Steel, ADR	21,965	656,973
Nisshin Steel, ADR	6,880	264,224
Nitto Denko, ADR	15,310	797,039
Norsk Hydro, ADR	40,233	320,255
OJI Paper, ADR	848	37,682

Rexam, ADR	12,136	404,129
Rio Tinto, ADR	38,400	2,692,608
Stora Enso, ADR	38,934	432,946
Sumitomo Metal Industries, ADR	22,929	465,000
Svenska Cellulosa, ADR	38,119	596,562
Syngenta, ADR	16,595 a	1,145,719
Teijin, ADR	14,424	664,029
Toray Industries, ADR	8,528	646,633
UPM-Kymmene, ADR	39,622	746,875
		25,046,361
Telecommunications--5.5%
BT Group, ADR	23,103	770,023
Deutsche Telekom, ADR	61,534	911,934
France Telecom, ADR	42,002	962,266
Hellenic Telecommunications
Organization, ADR	7,159	35,509
Koninklijke KPN, ADR	40,229	593,780
Nippon Telegraph & Telephone, ADR	18,582	436,491
NTT DOCOMO, ADR	39,065	727,000
Portugal Telecom, ADR	17,340	190,046
Singapore Telecommunications, ADR	23,960	625,596
Swisscom, ADR	7,236	332,567
Telecom Corp of New Zealand, ADR	13,228	130,164
Telecom Italia, ADR	50,766	673,263
Telefonica, ADR	98,128	2,387,454
Telenor, ADR	6,496	330,127
Telstra, ADR	30,948	503,833
Vodafone Group, ADR	120,224	3,369,879
		12,979,932
Utilities--4.9%
Centrica, ADR	44,440	928,352
CLP Holdings, ADR	34,613	292,826
E.ON, ADR	51,294	1,457,775
Enel, ADR	133,407	919,174
Energias de Portugal, ADR	11,130	413,813
GDF Suez, ADR	36,436	1,346,310
Hong Kong & China Gas, ADR	280,559	628,453
Iberdrola, ADR	49,223	1,747,416
International Power, ADR	3,394	178,151
National Grid, ADR	15,108	785,767
RWE, ADR	21,130	1,231,879
Scottish & Southern Energy, ADR	26,482	606,173
United Utilities Group, ADR	14,047	287,261

Veolia Enviroment, ADR	26,277	795,668
		11,619,018
Total Common Stocks
(cost $254,958,504)		233,815,846

Short-Term Investments--.1%
U.S. Treasury Bills:
0.03%, 6/16/11	150,000 [c]	149,999
0.15%, 9/22/11	25,000 [c]	24,996
Total Short-Term Investments
(cost $174,992)		174,995

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $401,000)	401,000 [d]	401,000
Total Investments (cost $255,534,496)	99.1%	234,391,841
Cash and Receivables (Net)	.9%	2,095,849
Net Assets	100.0%	236,487,690

ADR - American Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $2,204,403 or .9% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $255,534,496. Net unrealized depreciation on investments was $21,142,655 of which $36,023,337 related to appreciated investment securities and $57,165,992 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.2
Industrial	12.1
Materials	10.6
Consumer Discretionary	10.5
Consumer Staples	10.3
Health Care	8.5
Energy	8.4

Telecommunications	5.5
Utilities	4.9
Information Technology	4.8
Short-Term/Money Market Investments	.3
99.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
May 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
DJ Euro Stoxx 50	15	616,725	June 2011	(1,334)
FTSE 100	5	490,665	June 2011	3,028
SPI 200 Futures	2	251,508	June 2011	1,948
TOPIX	5	513,741	June 2011	15,351

Gross Unrealized Appreciation				20,327
Gross Unrealized Depreciation				(1,334)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	52,783	52,665	56,245	3,580
Australian Dollar,
Expiring 6/15/2011	115,900	113,618	123,501	9,883
Australian Dollar,
Expiring 6/15/2011	21,338	22,137	22,737	600
Euro,
Expiring 6/15/2011	49,163	68,477	70,726	2,249
Euro,
Expiring 6/15/2011	53,000	74,085	76,246	2,161
Euro,
Expiring 6/15/2011	27,200	38,542	39,130	588
Euro,
Expiring 6/15/2011	28,100	39,842	40,425	583
Euro,
Expiring 6/15/2011	54,930	78,492	79,023	531
Euro,
Expiring 6/15/2011	1,700	2,428	2,446	18
Euro,
Expiring 6/15/2011	2,900	4,300	4,172	(128)
Euro,
Expiring 6/15/2011	59,100	87,521	85,022	(2,499)
Euro,
Expiring 6/15/2011	85,100	119,308	122,425	3,117
Euro,
Expiring 6/15/2011	85,100	119,274	122,425	3,151
British Pounds,
Expiring 6/15/2011	50,956	83,107	83,806	699
British Pounds,
Expiring 6/15/2011	58,400	95,049	96,049	1,000
British Pounds,
Expiring 6/15/2011	1,600	2,636	2,631	(5)
British Pounds,
Expiring 6/15/2011	59,900	98,496	98,515	19
British Pounds,
Expiring 6/15/2011	59,300	95,568	97,529	1,961
British Pounds,
Expiring 6/15/2011	59,300	95,563	97,529	1,966

Japanese Yen,
Expiring 6/15/2011	9,365,342	115,749	114,903	(846)
Japanese Yen,
Expiring 6/15/2011	8,693,900	102,499	106,665	4,166
Japanese Yen,
Expiring 6/15/2011	8,570,000	105,532	105,145	(387)
Japanese Yen,
Expiring 6/15/2011	16,570,000	202,659	203,297	638

Gross Unrealized Appreciation				36,910
Gross Unrealized Depreciation				(3,865)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	233,815,846	-	-	233,815,846
Mutual Funds	401,000	-	-	401,000
U.S. Treasury	-	174,995	-	174,995
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	36,910	-	36,910
Futures++	20,327	-	-	20,327
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(3,865)	-	(3,865)
Futures++	(1,334)	-	-	(1,334)

+ See Statement of Investments for additional detailed categorizations.
++Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--2.8%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	3,545,000	3,564,806
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	6,905,000	6,923,849
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	202,210	204,164
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	1,646,668	1,647,930
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	14,457,370	14,576,729
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	1,566,931	1,587,807
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000	3,979,417
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	6,250,000	6,264,012
				38,748,714
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	8,414,000	9,486,373
Banks--7.3%
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000	20,763,453
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	12,610,000	13,631,637
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	6,600,000	6,605,465
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000	7,244,290
Citigroup,

Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,534,982
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	6,335,000	6,407,206
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000	8,335,143
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	4,805,000	5,234,154
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	9,015,000	9,559,993
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	10,117,076
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	9,115,000	9,587,412
				101,020,811
Building & Construction--.5%
CRH America,
Gtd. Notes	5.30	10/15/13	7,100,000	7,635,311
Commercial & Professional Services--.8%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	9,136,000 a	9,225,752
Seminole Tribe of Florida,
Notes	7.75	10/1/17	1,130,000 a	1,192,150
				10,417,902
Commercial Mortgage Pass-Through Ctfs.--2.9%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	388,138 b	387,945
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	7,922,000	7,944,278
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000 b	2,450,511
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	3,375,011 b	3,404,141
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	4,400,000	4,396,100
GMAC Commercial Mortgage

Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	7,926,000 b	7,912,392
Greenwich Capital Commercial
Funding, Ser. 2005-GG3, Cl. A2	4.31	8/10/42	4,361,040	4,366,991
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	250,914	256,134
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. A1	4.75	6/12/43	40,186	40,291
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP9, Cl. A1S	5.28	5/15/47	5,230,008	5,250,286
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIB2, Cl. A3	6.43	4/15/35	3,306,763	3,303,019
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	362,597 b	362,730
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C3, Cl. A1	4.04	2/15/35	225,386	225,142
				40,299,960
Diversified Financial Services--4.2%
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,986,719
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000	9,289,129
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,765,000	2,909,645
General Electric Capital,
Notes	5.63	9/15/17	10,070,000	11,265,389
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	10,510,000 a	11,278,932
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	8,451,000	9,045,756
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,485,000	6,949,067
				57,724,637
Electric Utilities--.7%

Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,933,310
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	5,785,000	6,133,951
				10,067,261
Entertainment--.4%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,912,000 a	1,878,731
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,724,000 a	1,702,760
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,273,000 a	2,233,450
				5,814,941
Food & Beverages--1.9%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,945,000	6,433,709
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000	2,526,378
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	9,265,000	10,159,415
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,535,679
				26,655,181
Foreign/Governmental--1.4%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	6,745,775
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,716,800
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	10,855,000	11,376,648
				19,839,223
Manufacturing--.8%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	10,415,000	10,805,760
Media & Telecommunications--5.3%
America Movil Sab de CV,
Gtd. Notes	3.63	3/30/15	3,000,000	3,171,165

AT&T,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	6,365,761
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	6,359,839
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	10,232,317
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	2,469,746
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000	7,687,360
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	9,295,000	10,006,114
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000	10,188,863
Time Warner,
Gtd. Notes	3.15	7/15/15	4,715,000	4,869,044
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000	12,046,213
				73,396,422
Municipal Bonds--4.9%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000	12,917,101
Illinois,
GO	4.42	1/1/15	4,935,000	5,123,764
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000	16,284,026
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	5,340,000	5,594,291
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	8,145,000	9,821,485
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000	5,708,831

Puerto Rico Commonwealth
Government Development Bank,
Sr. Notes, Ser. B	3.67	5/1/14	8,010,000	8,058,781
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	3,610,000	3,670,215
				67,178,494
Oil & Gas--1.1%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	7,540,000	7,972,321
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	6,825,000	7,036,923
				15,009,244
Property & Casualty Insurance--1.2%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	8,433,920
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000	7,749,609
				16,183,529
Real Estate--.9%
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	3,000,000	2,919,609
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,285,000	9,222,357
				12,141,966
Residential Mortgage Pass-Through Ctfs.--.0%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.64	12/25/33	274,177 b	271,846
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.69	6/25/34	362,771 b	359,367
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J5, Cl. A1	5.25	1/25/35	8,536	8,516
				639,729
Software--1.0%
Microsoft,
Sr. Unscd. Notes	5.30	2/8/41	2,105,000	2,207,008
Oracle,

Sr. Unscd. Notes	5.75	4/15/18	10,410,000	12,000,648
				14,207,656
Telecommunications--.1%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	1,985,000	2,025,790
U.S. Government Agencies--2.2%
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000	12,473,620
Federal National Mortgage
Association, Notes	3.00	9/16/14	6,610,000 c	7,033,060
Federal National Mortgage
Association, Notes	4.38	7/17/13	9,520,000 c	10,280,648
				29,787,328
U.S. Government Agencies/Mortgage-Backed--33.5%
Federal Home Loan Mortgage Corp.:
4.00%, 11/1/40 - 1/1/41			37,366,052 c	37,651,771
4.50%, 3/1/21 - 12/1/40			28,894,032 c	30,124,725
5.00%, 6/1/28 - 7/1/40			33,969,720 c	36,280,186
5.50%, 12/1/37 - 12/1/38			30,022,688 c	32,595,867
6.00%, 12/1/37 - 6/1/39			21,002,824 c	23,125,670
6.50%, 4/1/39			12,561,978 c	14,166,575
REMIC, Ser. 2587, Cl. WB,
5.00%, 11/15/16			263,852 c	265,946
Federal National Mortgage Association:
5.50%			17,800,000 c,d	19,299,098
3.50%, 1/1/26			14,005,832 c	14,306,810
4.00%, 9/1/24 - 2/1/41			42,290,210 c	43,512,476
4.50%, 3/1/23 - 4/1/41			67,032,877 c	70,228,366
4.50%, 3/1/41			8,858,460 c,e	9,244,547
5.00%, 12/1/21 - 2/1/41			27,758,423 c	29,775,947
5.50%, 2/1/38 - 3/1/38			15,911,063 c	17,358,752
6.00%, 4/1/33 - 9/1/39			32,237,573 c	35,666,161
6.50%, 10/1/36 - 1/1/39			16,541,369 c	18,705,506
REMIC, Ser. 2003-64,
Cl. BC, 5.50%, 3/25/30			8,248,852 c	8,510,871
Government National Mortgage Association I;
5.00%, 11/15/34 - 1/15/39			21,052,969	22,913,569

		463,732,843
U.S. Government Securities--23.6%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	13,974,519 f	15,912,393
Notes, 0.50%, 4/15/15	7,453,046 f	7,811,723
Notes, 1.38%, 7/15/18	12,322,863 f	13,346,240
Notes, 1.38%, 1/15/20	10,041,440 f	10,738,065
Notes, 2.38%, 1/15/17	13,991,135 f	15,967,383
U.S. Treasury Notes:
0.50%, 11/30/12	4,500,000	4,513,711
0.50%, 10/15/13	25,775,000	25,730,693
0.75%, 3/31/13	42,250,000 g	42,517,316
0.75%, 8/15/13	38,750,000	38,955,879
0.75%, 9/15/13	19,890,000 g	19,983,244
0.75%, 12/15/13	5,850,000 g	5,869,194
1.00%, 1/15/14	10,000,000 g	10,089,850
1.13%, 12/15/12	15,265,000	15,455,217
1.25%, 2/15/14	9,975,000 g	10,128,525
1.25%, 3/15/14	32,710,000 g	33,205,753
1.75%, 7/31/15	14,560,000	14,826,259
3.75%, 11/15/18	2,900,000	3,157,601
4.25%, 8/15/13	23,250,000	25,164,498
4.25%, 11/15/13	12,960,000	14,120,322
		327,493,866
Total Bonds and Notes
(cost $1,303,830,406)		1,360,312,941

Common Stocks--.0%	Shares	Value ($)
Internet--.0%
AboveNet	1,266	98,837
Media & Telecommunications--.0%
XO Holdings	635 h	457
Total Common Stocks
(cost $0)		99,294

	Principal
Short-Term Investments--1.4%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.00%, 6/9/11
(cost $19,048,998)	19,049,000	19,048,962

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,697,000)	18,697,000 [i]	18,697,000

Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $18,374,125)	18,374,125 [i]	18,374,125

Total Investments (cost $1,359,950,529)	102.3%	1,416,532,322
Liabilities, Less Cash and Receivables	(2.3%)	(31,709,367)
Net Assets	100.0%	1,384,822,955

GO--General Obligation
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $27,511,775 or 2.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Purchased on a delayed delivery basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $119,980,423 and the value of the collateral held by the fund was $122,588,906, consisting of cash collateral of $18,374,125 and
U.S. Government and Agency securities valued at $104,214,781.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,359,950,529.

Net unrealized appreciation on investments was $56,581,793 of which $59,757,840 related to appreciated investment securities and $3,176,047 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	38,748,714	-	38,748,714
Commercial Mortgage-Backed	-	40,299,960	-	40,299,960
Corporate Bonds+	-	372,592,784	-	372,592,784
Equity Securities - Domestic+	99,294	-	-	99,294
Foreign Government	-	19,839,223	-	19,839,223
Municipal Bonds	-	67,178,494	-	67,178,494
Mutual Funds	37,071,125	-	-	37,071,125
Residential Mortgage-Backed	-	639,729	-	639,729
U.S. Government Agencies/Mortgage-	-	493,520,171	-	493,520,171
Backed
U.S. Treasury	-	346,542,828	-	346,542,828

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 21, 2011 (Unaudited)

BNY Mellon Intermediate Bond Fund

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,393,701
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,206,046
				5,599,747
Asset-Backed Ctfs./Auto Receivables--.1%
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	607,524	615,618
Automotive, Trucks & Parts--1.1%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000	4,917,514
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	5,430,000	6,122,059
				11,039,573
Bank & Finance--15.5%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	3,325,000	3,350,546
Bank of America,
Sub. Notes	5.42	3/15/17	20,645,000	21,746,266
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	5,130,469
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	8,250,000	8,918,399
BBVA US Senior,

Gtd. Notes	3.25	5/16/14	4,800,000	4,803,974
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000	5,637,367
Citigroup,
Sub. Notes	5.00	9/15/14	6,790,000	7,217,716
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	3,202,344
Comerica,
Sr. Unscd. Notes	3.00	9/16/15	4,000,000	4,060,888
General Electric Capital,
Sr. Unscd. Notes	1.88	9/16/13	8,375,000	8,465,132
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,955,000	2,057,272
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	7,780,000	8,276,185
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	5,860,000	6,312,099
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	2,956,000 a	3,172,267
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	1,888,000	1,986,197
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	4,110,000	4,477,081
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	6,130,000	6,393,247
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000	6,313,942
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	3,630,000	3,885,469
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000	17,401,498
Rabobank Nederland,

Gtd. Notes	2.13	10/13/15	4,765,000	4,734,361
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	5,260,000	5,532,615
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,195,000	3,423,634
Wachovia,
Sub. Notes	5.25	8/1/14	5,710,000	6,220,731
				152,719,699
Building & Construction--.5%
CRH America,
Gtd. Notes	5.30	10/15/13	4,784,000	5,144,694
Commercial & Professional Services--1.3%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	6,380,000 a	6,442,677
Seminole Tribe of Florida,
Notes	7.75	10/1/17	765,000 a	807,075
Stanford University,
Bonds	4.75	5/1/19	5,000,000	5,477,335
				12,727,087
Entertainment--.4%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,425,000 a	1,400,205
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	849,000 a	838,540
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,735,000 a	1,704,811
				3,943,556
Food & Beverages--2.1%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000	4,777,935
Dr Pepper Snapple Group,
Sr. Notes	2.90	1/15/16	3,250,000	3,304,161

Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000	7,372,487
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	5,282,076
				20,736,659
Foreign/Governmental--1.4%
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	6,196,770
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	6,828,085
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,234,240
				14,259,095
Health Care--2.6%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000	3,334,647
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	6,913,862
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	6,720,865
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,787,845
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	3,675,000	3,812,202
				25,569,421
Industrials--2.7%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000	6,382,612
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	3,159,405
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000	3,273,202

Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	4,860,000	4,996,760
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000	5,363,561
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000	3,928,486
				27,104,026
Media & Telecommunications--6.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,400,000	3,469,867
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	8,176,118
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,854,367
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,875,252
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000	5,569,667
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	6,635,000	7,142,611
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,225,000	6,977,681
Time Warner,
Gtd. Notes	3.15	7/15/15	5,010,000	5,173,682
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	8,578,141
Vodafone Group,
Sr. Unscd. Notes	5.35	2/27/12	6,200,000	6,417,725
				63,235,111
Multi-Line Insurance--1.1%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	5,262,187

Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	5,142,873
				10,405,060
Municipal Bonds--4.5%
California,
GO (Various Purpose)	5.45	4/1/15	4,550,000	4,992,123
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,605,075
Illinois,
GO	4.42	1/1/15	3,225,000	3,348,356
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	14,370,000	15,054,299
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	9,020,000	9,214,832
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000	5,865,505
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	2,590,000	2,633,201
				44,713,391
Real Estate--.7%
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,122,000	6,600,489
Retail--.8%
Wal-Mart Stores,
Sr. Unscd. Notes	2.80	4/15/16	7,920,000	8,112,804
Software & Services--.8%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,069,600
U.S. Government Agencies--9.6%

Federal Farm Credit Banks,
Bonds	2.13	6/18/12	9,065,000	9,239,356
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,163,975
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,595,751
Federal Home Loan Banks,
Bonds	2.05	8/10/12	8,910,000	8,938,931
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,321,705
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	8,069,595
Federal Home Loan Mortgage Corp.,
Notes	1.50	7/12/13	9,820,000 b	9,831,195
Federal National Mortgage
Association, Notes	3.00	9/16/14	8,550,000 b	9,097,226
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000 b	13,018,194
				95,275,928
U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			308,971 b	324,661
U.S. Government Securities--46.3%
U.S. Treasury Inflation Protected:
Notes, 0.50%, 4/15/15			9,519,900 c	9,978,045
Notes, 0.63%, 4/15/13			4,143,126 c,d	4,306,262
Notes, 1.38%, 7/15/18			8,059,847 c	8,729,193
Notes, 2.38%, 1/15/17			15,398,003 c	17,572,971
U.S. Treasury Notes:
0.38%, 9/30/12			11,400,000	11,417,374
0.50%, 11/30/12			1,500,000	1,504,570

0.50%, 10/15/13	1,340,000	1,337,697
0.75%, 3/31/13	4,000,000 d	4,025,308
0.75%, 9/15/13	3,025,000 d	3,039,181
0.75%, 12/15/13	10,500,000	10,534,451
0.88%, 2/29/12	2,000,000	2,010,852
1.00%, 12/31/11	10,000,000	10,051,170
1.00%, 3/31/12	5,330,000	5,366,441
1.00%, 4/30/12	27,710,000	27,913,558
1.13%, 12/15/12	10,965,000	11,101,635
1.25%, 2/15/14	12,500,000 d	12,692,387
1.25%, 3/15/14	3,305,000 d	3,355,091
1.25%, 4/15/14	6,000,000 d	6,087,186
1.38%, 10/15/12	16,670,000	16,920,050
1.50%, 7/15/12	9,000,000	9,129,375
1.75%, 7/31/15	5,065,000	5,157,624
2.00%, 1/31/16	5,250,000	5,361,153
2.13%, 12/31/15	1,545,000 d	1,588,333
2.38%, 9/30/14	1,600,000 d	1,676,250
2.38%, 7/31/17	6,500,000	6,602,577
2.63%, 1/31/18	5,250,000 d	5,367,306
2.63%, 8/15/20	2,430,000	2,369,060
2.63%, 11/15/20	15,155,000 d	14,699,168
3.13%, 5/15/19	6,345,000	6,585,418
3.13%, 5/15/21	6,500,000	6,542,149
3.38%, 11/15/19	7,000,000	7,344,533
3.50%, 5/15/20	8,000,000	8,410,616
3.63%, 2/15/21	5,750,000 d	6,047,833
3.75%, 11/15/18	2,575,000	2,803,732
4.00%, 11/15/12	43,500,000	45,851,740
4.25%, 8/15/13	37,430,000	40,512,136
4.25%, 11/15/13	27,510,000	29,972,998
4.50%, 4/30/12	8,500,000	8,833,030

4.50%, 11/15/15	5,975,000	6,772,758
4.63%, 8/31/11	5,750,000	5,815,136
4.63%, 2/29/12	39,750,000	41,076,060
4.75%, 5/31/12	10,000,000	10,451,170
4.88%, 6/30/12	10,000,000	10,501,560
		457,415,137
Total Bonds and Notes
(cost $944,644,142)		973,611,356

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,695,000)	9,695,000 [e]	9,695,000
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,259,179)	6,259,179 [e]	6,259,179
Total Investments (cost $960,598,321)	100.1%	989,565,535
Liabilities, Less Cash and Receivables	(.1%)	(1,098,973)
Net Assets	100.0%	988,466,562

GO--General Obligation
BAN--Bond Anticipation Notes
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $14,365,575 or 1.5% of net assets.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $42,056,255 and the value of the collateral held by the fund was $43,028,621, consisting of cash collateral of $6,259,179 and
U.S. Government and Agency securities valued at $36,769,442.
e	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $960,598,321. Net unrealized appreciation on investments was $28,967,214 of which $35,542,904 related to appreciated investment securities and $6,575,690 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	55.9
Corporate Bonds	36.6
Municipal Bonds	4.5
Foreign/Governmental	1.4
Money Market Investments	1.6
Asset/Mortgage-Backed	.1
100.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	615,618	-	615,618
Corporate Bonds+	-	361,007,526	-	361,007,526
Foreign Government	-	14,259,095	-	14,259,095
Municipal Bonds	-	44,713,391	-	44,713,391
Mutual Funds	15,954,179	-	-	15,954,179
U.S. Government Agencies/Mortgage-Backed	-	95,600,589	-	95,600,589
U.S. Treasury	-	457,415,137	-	457,415,137
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial Services--3.0%
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,635,000	1,785,469
U.S. Government Agencies--35.0%
Federal Farm Credit Banks,
Bonds	1.02	3/1/13	1,250,000	1,252,654
Federal Farm Credit Banks,
Bonds	1.70	2/24/14	1,000,000	1,009,073
Federal Home Loan Banks,
Bonds	1.07	4/29/13	1,395,000	1,396,841
Federal Home Loan Banks,
Bonds	1.63	3/20/13	500,000	510,771
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,368,143
Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000	683,226
Federal Home Loan Banks,
Bonds	4.88	12/13/13	3,750,000	4,133,666
Federal Home Loan Mortgage Corp.,
Notes	0.63	5/23/13	1,000,000 a	1,000,963
Federal Home Loan Mortgage Corp.,
Notes	1.38	6/2/14	1,000,000 a,b	1,001,925
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.63	6/28/13	2,525,000 a	2,527,719
Federal National Mortgage
Association, Notes, Ser.1	1.00	4/19/13	1,000,000 a	1,001,103
Federal National Mortgage
Association, Notes	1.50	12/30/13	915,000 a	919,817
Federal National Mortgage
Association, Notes	1.50	1/27/14	1,000,000 a	1,005,830
Federal National Mortgage

Association, Notes	2.00	6/24/13	1,200,000 a	1,201,135
Federal National Mortgage
Association, Notes	4.38	7/17/13	1,270,000 a	1,371,473
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000 a	485,088
				20,869,427
U.S. Government Agencies/Mortgage-Backed--9.6%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 2999, Cl. NB,
4.50%, 7/15/17			147,615 a	149,598
REMIC, Ser. 2587, Cl. WB,
5.00%, 11/15/16			68,406 a	68,949
REMIC, Ser. 3137, Cl. PA,
5.13%, 12/15/13			135,909 a	138,487
Government National Mortgage Association I:
Ser. 2008-45, Cl. A, 3.58%,
11/16/27			68,792	69,366
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27			213,980	222,149
Ser. 2005-76, Cl. A, 3.96%,
5/16/30			521,592	542,817
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			100,478	103,923
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			41,285	41,537
Ser. 2003-47, Cl. C, 4.23%,
10/16/27			100,587	101,540
Ser. 2008-78, Cl. B, 4.52%,
6/16/32			1,400,000	1,441,653
Ser. 2005-79, Cl. B, 4.65%,
8/16/39			535,000	548,272
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32			449,438	469,611
Ser. 2003-36, Cl. D, 4.88%,
3/16/36			151,638	153,979
Ser. 2006-32, Cl. A, 5.08%,
1/16/30			516,270	540,701

Ser. 2004-60, Cl. C, 5.24%,
3/16/28	1,000,000 c	1,052,520
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	104,968 c	109,925
		5,755,027
U.S. Government Securities--51.2%
U.S. Treasury Bonds;
7.25%, 5/15/16	1,500,000	1,903,359
U.S. Treasury Inflation Protected Securities:
Notes, 0.50%, 4/15/15	845,297 d	885,977
Notes, 0.63%, 4/15/13	417,483 d	433,922
Notes, 1.38%, 7/15/18	20,719 d	22,440
Notes, 1.38%, 1/15/20	976,251 d	1,043,979
Notes, 2.38%, 1/15/17	2,073,745 d	2,366,662
U.S. Treasury Notes:
0.75%, 12/15/13	1,000,000	1,003,281
1.25%, 2/15/14	500,000	507,695
1.25%, 4/15/14	930,000	943,514
1.38%, 11/30/15	2,000,000	1,992,812
2.13%, 12/31/15	750,000	771,035
2.50%, 4/30/15	3,750,000	3,939,259
2.63%, 8/15/20	1,000,000	974,922
2.63%, 11/15/20	340,000	329,773
3.13%, 1/31/17	1,250,000	1,330,957
3.50%, 5/15/20	1,250,000	1,314,159
3.63%, 8/15/19	500,000	536,055
3.63%, 2/15/20	1,250,000	1,331,445
4.00%, 11/15/12	500,000	527,031
4.25%, 8/15/13	4,575,000	4,951,724
4.50%, 11/15/15	2,000,000	2,267,032
5.13%, 5/15/16	1,000,000	1,167,422
		30,544,455
Total Bonds and Notes
(cost $57,737,188)		58,954,378

Other Investment--2.4%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,402,000)	1,402,000 [e]	1,402,000

Total Investments (cost $59,139,188)	101.2%	60,356,378
Liabilities, Less Cash and Receivables	(1.2%)	(707,965)
Net Assets	100.0%	59,648,413

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Purchased on a delayed delivery basis.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $59,139,188.

Net unrealized appreciation on investments was $1,217,190 of which $1,363,375 related to appreciated investment securities and $146,185 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,785,469	-	1,785,469
Mutual Funds	1,402,000	-	-	1,402,000
U.S. Government Agencies/Mortgage-Backed	-	26,624,454	-	26,624,454

U.S. Treasury	-	30,544,455	-	30,544,455

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes--98.9% Rate (%)		Date	Amount ($)	Value ($)
Municipal Bonds--1.5%
California,
GO	5.25	4/1/14	1,000,000	1,080,150
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	2,960,000	3,023,936
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	840,000	854,011
				4,958,097
U.S. Government Agencies--37.9%
Federal Farm Credit Banks,
Bonds	1.02	3/1/13	9,500,000	9,520,169
Federal Farm Credit Banks,
Bonds	1.20	2/11/14	4,500,000	4,506,867
Federal Farm Credit Banks,
Bonds	1.70	2/24/14	5,000,000	5,045,365
Federal Home Loan Banks,
Bonds	0.54	10/29/12	9,000,000	9,004,590
Federal Home Loan Banks,
Bonds	1.07	4/29/13	7,000,000	7,009,240
Federal Home Loan Banks,
Bonds	1.63	3/20/13	3,000,000	3,064,626
Federal Home Loan Mortgage Corp.,
Notes	0.63	5/23/13	5,000,000 a	5,004,815
Federal Home Loan Mortgage Corp.,
Notes	1.05	11/26/13	4,500,000 a	4,506,345
Federal Home Loan Mortgage Corp.,
Notes	1.15	10/7/13	2,196,000 a	2,202,674

Federal Home Loan Mortgage Corp.,
Notes	1.35	5/23/14	1,760,000 a	1,766,332
Federal Home Loan Mortgage Corp.,
Notes	1.38	2/3/14	3,260,000 a	3,265,258
Federal Home Loan Mortgage Corp.,
Notes	1.38	6/2/14	6,000,000 a	6,011,550
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.63	6/28/13	5,915,000 a	5,921,370
Federal Home Loan Mortgage Corp.,
Notes	1.65	4/28/14	3,250,000 a	3,265,428
Federal Home Loan Mortgage Corp.,
Notes	2.00	12/22/14	3,250,000 a	3,279,419
Federal National Mortgage
Association, Notes	0.88	11/8/13	2,700,000 a	2,695,675
Federal National Mortgage
Association, Notes, Ser.1	1.00	4/19/13	5,000,000 a	5,005,515
Federal National Mortgage
Association, Notes	1.38	1/27/14	4,250,000 a	4,273,354
Federal National Mortgage
Association, Notes	1.45	1/24/14	4,500,000 a	4,531,370
Federal National Mortgage
Association, Notes	1.50	12/30/13	4,695,000 a	4,719,714
Federal National Mortgage
Association, Notes	1.50	1/27/14	5,000,000 a	5,029,150
Federal National Mortgage
Association, Notes	1.63	3/21/14	4,430,000 a	4,445,377
Federal National Mortgage
Association, Notes	1.70	8/18/14	5,240,000 a	5,254,117
Federal National Mortgage
Association, Notes	1.80	6/2/14	4,770,000 a	4,785,913
Federal National Mortgage
Association, Notes	2.00	6/24/13	4,880,000 a	4,884,616
Federal National Mortgage
Association, Unscd. Notes	3.00	7/28/14	5,765,000 a	5,785,673
				124,784,522
U.S. Government Agencies/Mortgage-Backed--11.9%
Federal Home Loan Mortgage Corp.:

4.00%, 6/1/11 - 11/1/11	1,287,185 a	1,299,341
5.00%, 6/1/11 - 7/1/12	2,220,989 a	2,271,834
Ser. 2707, Cl. PD,
5.00%, 11/15/17	558,842 a	572,824
REMIC, Ser. 2937, Cl. VC,
5.00%, 6/15/14	302,063 a	319,186
REMIC, Ser. 2625, Cl. JD,
3.25%, 7/15/17	643,394 a	655,816
REMIC, Ser. 2892, Cl. GA,
4.00%, 12/15/12	788,837 a	797,845
REMIC, Ser. 2999, Cl. NB,
4.50%, 7/15/17	695,898 a	705,247
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	50,811 a	54,345
REMIC, Ser. 3137, Cl. PA,
5.13%, 12/15/13	427,141 a	435,244
REMIC, Ser. 3196, Cl. CE,
5.25%, 8/15/11	240,940 a	242,620
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12	138 a	140
Federal National Mortgage Association:
4.50%, 8/1/13	30,328 a	32,108
5.00%, 11/1/12 - 11/1/13	460,702 a	488,755
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12	109,563 a	111,253
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11	135,794 a	135,818
Ser. 2002-T3, Cl. B, 5.76%,
12/25/11	270,000 a	277,017
Government National Mortgage Association I:
Ser. 2008-52, Cl. A, 3.44%,
5/16/22	259,930	261,021
Ser. 2008-45, Cl. A, 3.58%,
11/16/27	275,170	277,465
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	470,285	488,239
Ser. 2006-68, Cl. A, 3.89%,

7/16/26	949,402	969,854
Ser. 2006-67, Cl. A, 3.95%,
11/16/30	1,270,229	1,310,095
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	817,542	850,811
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	401,913	415,693
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	105,860	106,504
Ser. 2009-19, Cl. AC,
4.22%, 3/16/34	934,702	985,671
Ser. 2003-47, Cl. C, 4.23%,
10/16/27	402,346	406,158
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	2,725,679	2,813,122
Ser. 2008-78, Cl. B, 4.52%,
6/16/32	5,500,000	5,663,636
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	2,145,000	2,198,212
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	1,555,748	1,625,576
Ser. 2003-36, Cl. D, 4.88%,
3/16/36	859,284	872,546
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	1,913,540	2,004,092
Ser. 2006-31, Cl. C, 5.12%,
5/16/34	2,723,643 b	2,823,410
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	4,000,000 b	4,210,082
Ser. 2004-51, Cl. C, 5.30%,
7/16/28	2,000,000 b	2,103,907
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	314,903 b	329,775
		39,115,262
U.S. Government Securities--47.6%
U.S. Treasury Notes:
0.50%, 10/15/13	6,500,000	6,488,826

0.63%, 7/31/12	3,500,000	3,515,984
0.63%, 12/31/12	4,750,000	4,772,083
0.75%, 3/31/13	4,500,000 c	4,528,471
0.75%, 8/15/13	4,000,000	4,021,252
0.75%, 9/15/13	5,290,000 c	5,314,800
1.00%, 7/15/13	12,250,000	12,381,161
1.00%, 5/15/14	11,000,000 c	11,073,887
1.13%, 12/15/12	12,000,000	12,149,532
1.13%, 6/15/13	11,000,000	11,146,157
1.25%, 2/15/14	10,250,000 c	10,407,758
1.25%, 3/15/14	10,000,000 c	10,151,560
1.25%, 4/15/14	11,000,000 c	11,159,841
1.38%, 9/15/12	5,000,000	5,071,680
1.38%, 10/15/12	5,000,000	5,075,000
1.38%, 5/15/13	10,750,000	10,945,295
1.50%, 7/15/12	5,000,000	5,071,875
1.75%, 8/15/12	5,000,000	5,091,015
2.63%, 6/30/14	4,500,000	4,747,851
4.00%, 11/15/12	6,500,000	6,851,409
4.75%, 5/31/12	1,000,000	1,045,117
4.88%, 6/30/12	5,250,000	5,513,319
		156,523,873
Total Bonds and Notes
(cost $325,249,162)		325,381,754

Other Investment--2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,144,000)	9,144,000 [d]	9,144,000
Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,793,493)	4,793,493 [d]	4,793,493
Total Investments (cost $339,186,655)	103.1%	339,319,247

Liabilities, Less Cash and Receivables	(3.1%)	(10,294,979)
Net Assets	100.0%	329,024,268

GO--General Obligation
Ban--Bond Anticipation Notes

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $32,850,557 and the value of the collateral held by the fund was $33,562,609, consisting of cash collateral of $4,793,493 and
U.S. Government and Agency securities valued at $28,769,116.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $339,186,655. Net unrealized appreciation on investments was $132,592 of which $1,185,805 related to appreciated investment securities and $1,053,213 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	97.4
Money Market Investments	4.2
Municipal Bonds	1.5
103.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Municipal Bonds	-	4,958,097	-	4,958,097
Mutual Funds	13,937,493	-	-	13,937,493
U.S. Government	-	163,899,784	-
Agencies/Mortgage-Backed				163,899,784
U.S. Treasury	-	156,523,873	-	156,523,873

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.8%
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,264,650
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,113,755
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,491,770
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	12,203,035
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,498,688
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,830,150
Arizona--2.6%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,819,650
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic

Campus Project)	6.00	7/1/26	1,000,000	1,121,940
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,224,102
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,396,800
Paradise Valley Unified School
District Number 69 of Maricopa
County, GO (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/11	1,905,000	1,915,192
Phoenix,
GO	6.25	7/1/16	1,250,000	1,533,700
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,551,760
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000	2,980,379
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000 a	1,036,920
Scottsdale Unified School District
Number 48 of Maricopa County,
School Improvement Bonds	6.60	7/1/12	1,250,000	1,331,237
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,416,098
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000	11,239,900
California--13.8%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,220,000 b	1,193,990
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 c	4,338,050
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000	3,250,074
California,
Economic Recovery Bonds

(Prerefunded)	5.00	7/1/14	2,050,000 a	2,326,832
California,
GO	5.00	11/1/12	345,000	351,024
California,
GO	5.50	6/1/20	270,000	270,829
California,
GO	5.25	11/1/26	10,500,000	10,729,845
California,
GO (Various Purpose)	6.00	3/1/33	8,000,000	8,717,440
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,353,340
California,
GO (Various Purpose)	6.00	4/1/38	6,000,000	6,402,480
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000 a	2,039,675
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	2,520,000	2,146,964
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,250,000	1,124,500
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,738,800
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000	13,489,477
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	8,925,000 f	10,392,091
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,239,650

California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000	9,780,355
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000	4,459,240
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000	3,751,045
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000 a	78,029
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,633,175
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000	8,347,280
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.50	10/1/22	3,990,000	4,046,498
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,186,500
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.00	6/1/24	1,500,000	1,499,580
California Statewide Communities
Development Authority,

Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	5,713,250
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	3,940,000	4,141,492
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,888,126
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	590,106
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,280,000	7,928,758
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	2,940,000	1,940,606
Kern High School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.40	2/1/12	2,750,000	2,829,172
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000	16,828,026
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000	2,531,060
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000	2,392,300
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000 d	934,160

Novato Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/26	6,285,000	6,374,310
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,570,695
Oceanside Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/36	11,100,000 d	2,108,445
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,134,220
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.76	6/1/34	8,000,000 e	5,379,600
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	390,000	399,524
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,814,977
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	5,000,000	5,438,000
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	3,000,000	2,931,270
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	937,990
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/13	3,010,000	3,225,426
Southern California Public Power

Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/14	2,000,000	2,209,740
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/30	8,000,000	8,352,880
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	425,791
Colorado--4.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,287,440
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000	1,731,600
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,283,562
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,227,146
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	40,000	40,680
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	50,000	52,614
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	20,000	20,875
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	115,000	125,766
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate

Bonds (Collateralized; FHA)	7.15	10/1/30	30,000	30,589
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,846,961
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/16	3,565,000 c	3,705,889
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000	5,339,350
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/17	3,500,000 c	3,601,710
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.45	6/15/16	7,690,000 a,c	9,052,899
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000 a,c	8,734,233
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	0/5.55	6/15/16	10,960,000 a,c	12,954,720
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,965,000	3,170,949
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000	4,986,175
Regional Transportation District,
COP	5.00	6/1/19	1,750,000	1,943,900
Regional Transportation District,
COP	5.00	6/1/20	2,700,000	2,982,069
Regional Transportation District,
COP	5.50	6/1/22	2,200,000	2,442,462

University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	6/1/12	5,000,000 a	5,274,400
Connecticut--.4%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,805,670
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000	1,422,288
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	3,150,000	3,184,240
District of Columbia--.3%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	6.27	6/1/16	5,000,000 e	5,026,950
Florida--6.3%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/15	15,000,000	16,072,650
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,634,699
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,718,300
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,019,600
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	11,036,100
Florida Municipal Loan Council,

Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	295,000	298,764
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,777,640
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,894,802
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,045,000	2,065,307
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	5,000,000	5,001,400
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000 c	1,788,620
Orlando Utilities Commission,
Utility System Revenue	3.73	10/1/16	13,400,000 e	13,227,944
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,049,356
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,417,296
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/19	5,725,000	6,115,789
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/20	3,000,000	3,184,950
Tampa Bay Water, A Regional Water
Supply Authority, Utility

System Revenue	5.00	10/1/20	5,000,000 f	5,794,350
Georgia--3.4%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000	7,078,140
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000	4,561,300
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,072,270
Fulton County,
Water and Sewerage Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/35	4,400,000	4,411,440
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000	2,065,094
Georgia,
GO	5.00	7/1/21	15,350,000	17,456,480
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000 g	930,628
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000	5,749,250
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000	2,255,160
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000	6,234,505
Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	7,000,000	7,043,610
Idaho--.8%

University of Idaho Regents,
General Revenue	5.25	4/1/21	10,515,000	11,637,476
Illinois--5.4%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000	5,341,150
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,203,096
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	9,370,995
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,040,000
DuPage, Cook and Will Counties
Community College District
Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000 a	6,551,090
Illinois,
GO	5.00	9/1/19	7,500,000	7,696,050
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000	3,094,290
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,345,050
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/23	5,000,000	5,126,050
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,680,225
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	540,000	541,690
Illinois Toll Highway Authority,
Toll Highway Senior Priority

Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	15,000,000	15,581,850
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/50	6,000,000	5,392,320
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000	3,719,905
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,014,986
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,473,282
Indiana--.5%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,148,060
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	754,042
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,120,965
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,436,443
Kansas--.3%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,252,203
Kentucky--.5%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	3,027,390
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; National

Public Finance Guarantee Corp.)	5.50	5/15/34	4,000,000	4,099,960
Louisiana--2.8%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000	4,801,475
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	0.95	6/1/13	5,000,000 e	5,004,500
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000	4,239,600
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000	5,608,075
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000	16,237,390
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000	5,438,000
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,092,320
Maine--.2%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000	2,468,522
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000	717,517
Maryland--.6%
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000	6,028,103

University System of Maryland,
Auxiliary Facility and Tuition
Revenue (Prerefunded)	5.00	4/1/13	2,405,000 a	2,605,697
Massachusetts--2.5%
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,155,000	2,392,977
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000	4,048,401
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	2,525,000	2,681,853
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,034,550
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	3,500,000	3,501,155
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000	2,426,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000	5,664,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,675,080
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	330,033
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public

Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,070,020
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,823,020
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	1,500,000	1,553,040
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000	309,026
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	381,136
Michigan--1.0%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,578,340
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,029,560
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,064,500
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,177,550
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,091,760
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,565,396
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	7,059,717
Mississippi--.2%
Mississippi Home Corporation,

SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	1,895,000	1,914,765
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	471,852
Missouri--.3%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,130,940
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,400,175
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	570,000	571,733
Nebraska--.1%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	790,000	794,258
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,269,980
Nevada--1.9%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	15,000,000	15,436,350
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000	14,470,092
New Hampshire--.1%
Nashua,
Capital Improvement Bonds
(Prerefunded)	5.50	7/15/12	560,000 a	592,883
New Hampshire Business Finance
Authority, PCR (Central Maine

Power Company)	5.38	5/1/14	1,000,000	1,077,440
New Jersey--7.1%
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/24	12,725,000	14,585,268
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/25	5,630,000	6,402,042
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000	1,183,380
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/17	2,500,000	2,955,125
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/18	5,000,000	5,753,100
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/19	5,000,000	5,785,050
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	5,000,000	5,741,750
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.38	6/15/15	4,400,000	4,657,136
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	3,000,000	2,847,390
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,147,840
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.05	2/1/18	10,000,000 e	10,072,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,059,670
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.25	7/1/11	100,000 a	101,423
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/30/13	900,000	912,744
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000	4,218,563
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/24	4,000,000	4,214,640
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/25	6,000,000	6,239,640
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000 d	3,224,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	18,500,000	19,628,685
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	8,945,000	7,529,722
New Mexico--.5%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,120,030
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000	5,972,650
New York--6.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	1,040,810
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000	952,156
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000	1,006,886
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000	1,057,074
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000	1,103,311
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000	1,141,700
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000	4,275,720
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,004,230
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000	2,990,534
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,701,500
Metropolitan Transportation

Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,782,675
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 d	999,800
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	13,829,520
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000	115,000
New York City,
GO	5.13	12/1/24	10,000,000	10,834,000
New York City,
GO	5.13	12/1/25	10,000,000	10,755,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	3,500,000	3,737,475
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 h	3,060,720
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	11/15/12	1,050,000 a	1,128,299
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,095,140
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	705,000	730,408
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	232,062
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,503,570
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,698,600

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,802,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,574,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000	3,183,960
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	4,860,540
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	2,013,240
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,336,150
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,077,780
North Carolina--3.7%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,084,800
Concord,
COP (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	1,000,000	1,000,000
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,577,760
North Carolina Eastern Municipal

Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000	9,400,790
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,538,250
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000	18,665,820
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,795,786
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	2,770,000	2,909,470
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000	5,895,560
Wake County,
LOR	5.00	1/1/24	5,955,000	6,656,618
Ohio--1.1%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	502,120
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,458,861
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,227,132
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,247,120
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,456,396
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	780,000	818,977

Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	965,052
Oregon--.1%
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,154,520
Pennsylvania--1.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,837,712
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,491,350
Philadelphia School District,
GO	5.00	9/1/13	5,000,000	5,353,650
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,327,115
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,013,840
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,485,064
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	829,861
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	256,915
South Carolina--1.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for

Tomorrow)	5.50	12/1/18	3,000,000	3,555,690
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	350,000	358,256
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,052,280
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/18	15,080,000	16,854,916
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,250,513
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.13	3/1/26	950,000	983,858
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.25	3/1/27	2,130,000	2,211,132
Tennessee--.5%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	7,000,000	8,154,160
Texas--11.8%
Cedar Hill Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/34	15,540,000	15,938,446
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,000,000	996,910

Dallas,
GO	5.00	2/15/27	2,500,000	2,679,800
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,104,270
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000	13,819,125
Harris County,
Toll Road Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/30	11,735,000	11,787,925
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/25	4,000,000	4,246,360
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000	16,007,029
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000	5,546,550
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	6,000,000	6,178,620
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,868,100
Houston,
Public Improvement GO
(Insured; AMBAC)	5.00	3/1/18	5,190,000	5,772,785
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000 d	1,374,110
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	8/1/12	1,575,000 a	1,661,861
Love Field Airport Modernization

Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.25	11/1/40	5,500,000	4,974,310
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000	1,293,752
Lower Colorado River Authority,
Revenue	5.00	5/15/16	14,000,000	16,201,080
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000 d	3,140,456
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000	5,886,800
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000	10,849,100
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000	90,842
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.38	8/15/11	1,560,000 a	1,576,692
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	965,000	970,269
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000	8,509,125
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000	10,735,400

Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000	2,067,100
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000	17,188,050
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,906,170
Vermont--.3%
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/11	2,000,000	2,009,320
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000	2,645,200
Virginia--.5%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000	2,556,450
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	4,070,000	4,809,275
Washington--1.5%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000	1,054,120
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	5,854,050
Tumwater Office Properties,
LR (Washington State Office

Building)	5.00	7/1/28	16,230,000	16,500,230
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,630,000	3,769,465
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,059,380
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,754,388
Wisconsin--2.0%
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	9,500,000	10,396,800
Wisconsin,
GO	5.00	5/1/20	5,800,000	6,695,346
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	13,275,809
U.S. Related--4.8%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	2,054,700
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	950,000	954,826
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,489,820
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000	5,454,800
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000	5,167,600
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,198,720
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,193,815
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,436,800
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,241,600
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	593,566
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	428,476
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,067,480
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	1,067,337
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,897
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	6,053
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	2,149,892
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	2,117,277
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	6,183

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000 c	8,967,530
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000 c	1,676,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	16,500,000	16,948,140
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,665,850
Total Long-Term Municipal Investments
(cost $1,433,094,967)				1,489,577,287
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.0%	Rate (%)	Date	Amount ($)	Value ($)
Colorado--.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.13	6/1/11	1,000,000 i	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	2,710,000 i	2,710,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.13	6/1/11	2,400,000 i	2,400,000
Florida--.6%
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Wells Fargo
Bank)	0.13	6/1/11	1,915,000 i	1,915,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)

(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.40	6/1/11	3,600,000 i	3,600,000
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.14	6/1/11	3,930,000 i	3,930,000
Illinois--.4%
Chicago,
Second Lien Wastewater
Transmission Revenue,
Refunding (LOC; Bank of
America)	0.11	6/1/11	5,000,000 i	5,000,000
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.12	6/1/11	1,900,000 i	1,900,000
Iowa--.4%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.13	6/1/11	6,000,000 i	6,000,000
Kentucky--.1%
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.11	6/1/11	1,305,000 i	1,305,000
Massachusetts--.1%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.39	6/1/11	900,000 i	900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	300,000 i	300,000
New York--.5%
Long Island Power Authority,
Electric System Subordinated

Revenue (LOC; Westdeutsche
Landesbank)	0.14	6/1/11	2,600,000 i	2,600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	6/1/11	3,200,000 i	3,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.75	6/1/11	3,500,000 i	3,500,000
Ohio--.1%
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Wells Fargo
Bank)	0.14	6/1/11	1,100,000 i	1,100,000
Tennessee--.2%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.15	6/1/11	2,200,000 i	2,200,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.15	6/1/11	390,000 i	390,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.14	6/1/11	2,200,000 i	2,200,000
Virginia--.6%
Albemarle County Economic
Development Authority, Health
Services Revenue (The
University of Virginia Health
Services Foundation) (LOC;
Bank of America)	0.14	6/1/11	9,145,000 i	9,145,000
West Virginia--.5%
West Virginia Hospital Finance

Authority, HR, Refunding (West
Virginia United Health System
Obligated Group) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	7,000,000 i	7,000,000
Total Short-Term Municipal Investments
(cost $62,295,000)				62,295,000

Total Investments (cost $1,495,389,967)			100.7%	1,551,872,287
Liabilities, Less Cash and Receivables			(.7%)	(11,228,741)
Net Assets			100.0%	1,540,643,546

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, this security were valued at $1,193,990 or 0.1% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate security--interest rate subject to periodic change.
f	Purchased on a delayed delivery basis.
g	Non-income producing--security in default.
h	Subject to interest rate change on November 1, 2011.
i	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,495,389,967. Net unrealized appreciation on investments was $56,482,320 of which $67,418,148 related to appreciated investment securities and $10,935,828 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2011
(Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(42,170,625)	June 2011	(1,700,000)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,551,872,287	-	1,551,872,287
Liabilities ($)
Other Financial Instruments:
Futures+	(1,700,000)	-	-	(1,700,000)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--92.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,359,204
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	2,897,790
Alaska--.4%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,592,993
Anchorage,
Senior Lien Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/11	1,000,000	1,023,180
North Slope Borough,
GO	5.00	6/30/12	1,000,000	1,051,190
Arizona--3.0%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000	4,142,440
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,577,728
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/12	1,275,000	1,338,801
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public

Finance Guarantee Corp.)	5.00	9/1/13	10,950,000	11,761,176
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,421,314
Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,275,820
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,619,950
California--5.1%
California,
Economic Recovery Bonds	2.50	7/1/12	2,000,000	2,039,760
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,389,114
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/13	5,000,000	5,430,550
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,561,545
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	3,000,000	3,123,090
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,035,160
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	2.25	4/2/12	2,500,000	2,538,675
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,065,000	1,121,988
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000	1,047,290

California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	5,000,000	5,345,800
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	13,000,000	13,925,990
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,005,000
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	6/1/11	2,665,000	2,665,000
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	12/1/11	3,105,000	3,172,565
Mount San Antonio Community
College District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/15	2,000,000	2,088,640
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000 a	1,146,100
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000	1,562,670
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000	1,045,950
Colorado--1.2%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	606,540
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000	5,428,000
Denver City and County,
Airport System Revenue	4.00	11/15/14	1,310,000	1,381,775

Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/15	5,000,000	5,081,800
Connecticut--2.8%
Connecticut,
GO (Economic Recovery)	5.00	1/1/13	10,000,000	10,712,900
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000	11,078,668
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,395,000	1,421,965
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,242,491
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.50	2/12/15	5,000,000	5,247,500
Delaware--.5%
Delaware,
GO	5.00	10/1/13	3,275,000	3,621,691
University of Delaware,
Revenue	2.00	6/1/11	1,675,000	1,675,000
Florida--5.9%
Capital Trust Agency,
Revenue (Seminole Tribe of
Florida Convention and Resort
Hotel Facilities) (Prerefunded)	8.95	10/1/12	1,500,000 a	1,698,165
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000	10,548,800
Clearwater,
Water and Sewer Revenue	5.00	12/1/11	1,000,000	1,022,980
Escambia County,
SWDR (Gulf Power Company
Project)	2.00	4/3/12	2,500,000	2,528,050
Florida Department of

Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,100,000	1,153,713
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/13	6,100,000	6,618,317
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,410,972
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000	1,987,790
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000	4,368,235
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	11,036,100
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000	5,603,850
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,277,680
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,120,010
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,476,852
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	2,000,000	2,088,220
Palm Beach County School Board,

COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,007,670
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,215,752
Georgia--3.0%
Atlanta,
Airport General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.88	1/1/17	1,000,000	1,008,550
Forsyth County,
GO	5.00	3/1/12	2,000,000	2,072,640
Georgia,
GO	5.00	5/1/12	1,270,000	1,325,702
Georgia,
GO	4.50	12/1/12	3,125,000	3,323,000
Georgia,
GO	4.00	7/1/13	5,000,000	5,373,600
Georgia,
GO (Prerefunded)	5.00	8/1/12	5,000,000 a	5,276,800
Georgia Environmental Loan
Acquisition Corporation, Local
Government Loan Securitization
Revenue (Loan Pool)	2.40	3/15/16	2,000,000	2,048,980
Gwinnett County School District,
GO	5.00	2/1/13	3,000,000	3,232,710
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/12	5,790,000	5,925,949
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	1/1/13	2,000,000 a	2,144,880
Hawaii--1.2%
Hawaii,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/1/12	10,850,000 a	11,424,941
Hawaii,
GO (Insured; National Public

Finance Guarantee Corp.)	5.00	10/1/12	1,000,000	1,060,620
Illinois--3.2%
Chicago,
GO (Project and Refunding
Series) (Insured; National
Public Finance Guarantee Corp.)	5.25	1/1/12	2,035,000	2,095,053
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000 a	1,788,465
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000 a	1,021,980
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,178,900
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.50	1/1/14	1,000,000	1,013,290
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	4,038,750
Cook County,
GO Capital Equipment Bonds	5.00	11/15/12	1,000,000	1,057,020
Illinois,
GO	5.00	1/1/12	1,000,000	1,019,710
Illinois,
GO	5.00	1/1/14	13,500,000	14,436,900
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/11	2,000,000	2,025,020
Illinois,
Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools
and Transit) (Prerefunded)	5.50	6/15/11	1,100,000 a	1,102,277

Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.00	8/15/11	1,000,000	1,009,680
Illinois Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.45	10/3/11	1,500,000	1,500,525
Indiana--.9%
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000 a	1,132,450
Purdue University Trustees,
Purdue University Student
Facilities System Revenue	5.25	7/1/12	2,000,000	2,107,780
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000	6,024,060
Iowa--.3%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	2.10	12/1/11	2,500,000	2,522,875
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000	1,083,850
Kentucky--1.5%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	673,878
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/1/14	1,450,000	1,460,846
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	10/1/11	1,550,000 a	1,576,784

Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000	9,345,299
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.90	4/2/12	3,000,000	3,013,530
Louisiana--.7%
Louisiana,
GO	0.95	7/15/14	5,000,000 b	5,000,000
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000	2,003,620
Maryland--1.6%
Anne Arundel County,
Consolidated General
Improvements GO	4.00	4/1/14	4,000,000	4,363,720
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	8/1/12	1,195,000	1,261,442
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000	5,485,100
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	3/1/13	4,950,000	5,345,406
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000	1,021,050
Massachusetts--5.8%
Massachusetts,
Consolidated Loan	5.25	8/1/13	1,500,000	1,653,165
Massachusetts,
Consolidated Loan	5.00	8/1/14	5,000,000	5,638,550
Massachusetts,

Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.50	11/1/12	2,000,000	2,147,640
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	1,700,000	1,901,042
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/12	1,700,000	1,825,494
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000 a	2,134,880
Massachusetts,
Consolidated Loan (Insured;
XLCA) (Prerefunded)	5.25	11/1/12	15,000,000 a	16,022,700
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/13	1,250,000	1,340,962
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/14	12,705,000 a	14,395,527
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/12	1,375,000	1,415,123
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000	1,187,333
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	4.00	12/1/11	1,725,000	1,751,324
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000	1,026,710
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000	1,032,650

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000	1,463,387
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000	1,779,360
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000	1,129,930
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000 a	3,157,950
Michigan--.4%
Michigan,
State Trunk Line Fund Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	11/1/11	4,145,000 a	4,235,485
Minnesota--3.0%
Minnesota,
GO (Prerefunded)	5.25	11/1/12	13,175,000 a	14,101,071
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/12	1,720,000	1,815,632
Minnesota,
GO (State Trunk Highway Bonds)	4.00	8/1/13	1,310,000	1,411,184
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000	12,388,260
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/12	2,000,000	2,053,600
Mississippi--.1%
Mississippi Business Finance
Corporation, Revenue
(Mississippi Power Company
Project)	2.25	1/15/13	1,150,000	1,156,153
Missouri--.3%

Rockwood R-6 School District,
GO	5.00	2/1/12	1,035,000	1,068,306
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,915,524
Montana--.2%
Montana Board of Regents of Higher
Education of the University of
Montana, Facilities
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	5/15/24	1,610,000	1,631,172
Nebraska--.9%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,283,697
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000	1,390,740
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000	5,610,748
Nevada--2.9%
Clark County,
Airport System Junior
Subordinate Lien Revenue	5.00	7/1/12	10,000,000	10,423,700
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,091,680
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,721,975
Clark County School District,
Limited Tax GO (Insured;
National Public Finance

Guarantee Corp.)	5.00	6/15/14	6,745,000	7,439,870
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000	7,637,216
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000	1,067,710
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	498,649
New Hampshire--1.0%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000 a	4,880,066
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,425,000	2,429,365
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000	2,603,901
Portsmouth,
GO	5.00	9/15/13	1,000,000	1,067,870
New Jersey--3.2%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000	2,067,840
New Jersey,
GO	5.25	7/1/12	2,000,000	2,104,960
New Jersey,
GO	5.00	8/15/15	10,000,000	11,436,000
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000	3,098,362

New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC)	5.00	6/15/13	5,000,000	5,183,250
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of
New Jersey, Inc. Project)	2.20	11/1/13	2,000,000	2,011,740
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/12	2,000,000	2,072,020
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/12	2,750,000	2,912,140
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000	2,467,149
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/11	1,000,000	1,000,000
New Mexico--1.4%
Albuquerque Bernalillo County
Water Utility Authority, Joint
Water and Sewer System Revenue	5.00	7/1/12	3,700,000	3,892,696
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	1.01	12/1/20	4,790,000 b	4,750,387
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/13	4,940,000	5,395,962
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/13	1,000,000	1,088,240
New York--11.5%
Long Island Power Authority,

Electric System General Revenue	5.00	5/1/15	5,400,000	6,090,336
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	12,134,371
New York City,
GO	5.00	8/15/13	5,000,000	5,454,100
New York City,
GO	5.00	8/1/14	4,000,000	4,471,240
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,345,000 c	3,412,703
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	3,910,000	4,175,802
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	4.00	11/1/11	5,000,000	5,077,850
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	2.75	7/1/12	3,500,000	3,582,460
New York State,
GO	3.00	2/1/14	10,000,000	10,597,200
New York State,
GO	5.00	2/15/15	4,320,000	4,919,054
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,088,590
New York State Dormitory
Authority, Revenue (New York
State Association for Retarded
Children, Inc.) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/12	1,100,000	1,126,169
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National

Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000	2,642,075
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/14	4,075,000	4,542,566
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000	5,245,550
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000	5,450,400
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/15	2,675,000	2,779,191
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000 a	1,647,088
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/12	10,000,000	10,274,600
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/14	1,000,000	1,096,500
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/12	1,055,000	1,102,127
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/16	5,000,000	5,017,850
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	1/1/12	1,000,000 a	1,027,820

Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.13	1/1/12	2,055,000 a	2,113,054
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/12	12,325,000	12,931,390
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	4.05	9/1/11	3,500,000	3,524,920
Westchester County,
GO	3.00	6/1/13	1,350,000	1,420,349
North Carolina--2.6%
Brunswick County,
GO	5.00	5/1/13	2,445,000	2,657,299
Forsyth County,
GO	3.00	7/1/13	1,495,000	1,575,715
Mecklenburg County,
Public Improvement GO	5.00	3/1/12	5,000,000	5,179,700
North Carolina,
GO	5.00	6/1/13	10,000,000	10,919,200
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.50	1/1/12	5,000,000	5,134,350
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000	2,124,200
Ohio--1.2%
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,564,375
Ohio,
GO Highway Captial
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts)	5.25	5/1/12	525,000	549,229
Ohio,

Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000	2,417,231
Ohio Water Development Authority,
Fresh Water Revenue	5.00	12/1/12	1,905,000	2,039,588
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	1.75	6/1/13	2,500,000	2,500,000
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000	2,245,112
Oklahoma--.6%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/15/13	5,460,000 a	6,038,050
Oregon--.5%
Oregon Department of
Transportation, Highway User
Tax Revenue	5.25	11/15/16	4,375,000	4,962,956
Pennsylvania--7.0%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport)	5.00	1/1/13	1,400,000	1,451,646
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000	1,079,260
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000	3,172,390
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000	3,309,850
Delaware County Industrial
Development Authority, PCR

(PECO Energy Company Project)	4.00	12/1/12	8,490,000	8,816,271
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.50	7/1/12	1,500,000	1,565,130
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,184,825
Pennsylvania,
GO	5.50	2/1/13	1,100,000	1,192,323
Pennsylvania,
GO	5.00	2/15/13	10,750,000	11,580,653
Pennsylvania,
GO	5.00	7/15/14	6,740,000	7,606,225
Pennsylvania,
GO	5.00	9/1/16	5,000,000	5,608,850
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/13	1,950,000	2,090,615
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000 a	5,441,400
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The University of
Pennsylvania Health System)
(Insured; AMBAC)	5.00	8/15/12	6,325,000	6,645,931
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/12	1,500,000	1,572,570
Philadelphia School District,
GO	5.00	9/1/12	5,000,000	5,250,750
State Public School Building
Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000	2,292,302
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;

Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000	1,932,139
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,645,245
South Carolina--.2%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,215,600
Texas--7.9%
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000	1,623,165
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/11	1,775,000	1,801,305
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/12	2,220,000	2,320,966
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000	1,671,148
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/11	2,135,000 a	2,189,955
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000	1,158,720
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	6.25	8/15/12	1,905,000 a	2,042,027
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000	4,006,400

Harris County,
GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000 a	15,853,500
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/16	1,500,000	1,672,665
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000	1,062,280
Harris County,
Unlimited Tax Toll Road and
Subordinate Lien Revenue	5.00	8/15/12	2,100,000	2,218,944
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000	1,923,372
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,075,000	1,079,429
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	2,050,000	2,157,031
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.50	8/1/12	10,000,000	10,085,500
Plano,
GO	5.25	9/1/14	1,225,000	1,399,734
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000	1,106,540
Texas,
Water Financial Assistance GO
Bonds (Water Infrastructure
Fund)	4.00	8/1/11	500,000	503,155
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000	1,496,330
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000	765,050

Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000	3,782,299
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	8/1/15	8,865,000	9,676,236
University of Texas System Board
of Regents, Financing System
Revenue	5.25	8/15/12	4,485,000	4,754,055
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/13	6,485,000	7,128,053
Utah--1.1%
Salt Lake County,
Sales Tax Revenue	5.00	8/1/12	1,000,000	1,055,540
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000	1,978,060
Utah,
GO	4.00	7/1/13	8,000,000	8,599,520
Virginia--3.3%
Hampton,
Public Improvement GO	4.25	1/15/13	4,015,000	4,265,897
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,529,460
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.00	1/15/13	1,000,000	1,074,610
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000	6,588,190
Virginia Beach,
GO Public Improvement	5.00	7/15/11	1,000,000	1,005,870
Virginia College Building

Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000	2,153,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000	2,904,486
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/12	1,200,000 a	1,238,292
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/12	1,555,000	1,647,025
Virginia Commonwealth
Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor Development
Program)	5.25	5/15/12	5,000,000	5,238,950
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000	5,787,750
Virginia Resources Authority,
Infrastructure Revenue
(Virginia Pooled Financing
Program)	5.00	5/1/12	1,430,000	1,492,891
Washington--2.3%
Chelan County Public Utility
District Number 1, Chelan
Hydro Consolidated System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000	4,169,480
Energy Northwest,
Electric Revenue (Columbia
Generating Station) (Insured;
Assured Guaranty Municipal

Corp.) (Prerefunded)	5.38	7/1/11	1,530,000 a	1,551,940
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000	5,283,800
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	4,795,000	5,166,373
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	310,000	334,000
King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000	1,108,940
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	4/1/12	1,145,000	1,190,193
Snohomish County,
Unlimited Tax GO (Edmonds
School District Number 15)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/12	1,500,000	1,603,815
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000	4,221,937
Wisconsin--.4%
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000	3,811,850
U.S. Related--3.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000	2,254,426
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000	1,419,866
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000	5,317,850
Puerto Rico Electric Power
Authority, Power Revenue	2.00	7/1/11	700,000	700,595
Puerto Rico Government Development
Bank, GO (Insured; National

Public Finance Guarantee Corp.)	4.75	12/1/15	5,000,000	5,141,150
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	1,800,000	1,908,720
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	3,000,000	3,188,700
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	1,030,000	1,034,460
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	2,250,000	2,351,948
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 a	1,053,100
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/11	2,000,000	2,007,500
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,423,111
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000	3,095,193
Total Long-Term Municipal Investments
(cost $969,177,868)				981,186,320
Short-Term Municipal	Coupon	Maturity	Principal
Investments--8.2%	Rate (%)	Date	Amount ($)	Value ($)
California--.0%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	6/1/11	400,000 d	400,000
Colorado--.5%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation Bond

Program) (LOC; TD Bank)	0.13	6/1/11	1,000,000 d	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.13	6/1/11	2,100,000 d	2,100,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.18	6/1/11	285,000 d	285,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	1,500,000 d	1,500,000
Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Edgehill Issue) (LOC;
JPMorgan Chase Bank)	0.15	6/1/11	1,100,000 d	1,100,000
Florida--1.1%
Lakeland,
Energy System Revenue,
Refunding	0.95	6/7/11	8,500,000 d	8,535,700
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.40	6/1/11	3,100,000 d	3,100,000
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.14	6/1/11	100,000 d	100,000
Illinois--.3%
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.12	6/1/11	2,600,000 d	2,600,000
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	0.13	6/1/11	1,000,000 d	1,000,000

Indiana--.5%
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.14	6/1/11	5,060,000 d	5,060,000
Iowa--.3%
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	0.13	6/1/11	1,000,000 d	1,000,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Saint
Ambrose University Project)
(LOC; Northern Trust Company)	0.14	6/1/11	2,200,000 d	2,200,000
Massachusetts--.3%
Massachusetts,
GO Notes, Refunding	0.71	6/7/11	3,700,000 d	3,704,070
New York--1.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.17	6/1/11	2,120,000 d	2,120,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.14	6/1/11	6,700,000 d	6,700,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.14	6/1/11	4,000,000 d	4,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.75	6/1/11	3,600,000 d	3,600,000
North Carolina--.5%
North Carolina Medical Care

Commission, Health Care
Facilities Revenue (Duke
University Health System)	0.48	12/1/11	5,000,000	5,000,000
Pennsylvania--.9%
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.80	6/7/11	10,000,000 d	10,036,600
Tennessee--.7%
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.15	6/1/11	5,200,000 d	5,200,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.15	6/1/11	2,300,000 d	2,300,000
Texas--.9%
Texas,
TRAN	2.00	8/31/11	9,000,000	9,040,680
Vermont--.3%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.14	6/1/11	2,300,000 d	2,300,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.14	6/1/11	1,000,000 d	1,000,000
West Virginia--.2%
West Virginia Hospital Finance
Authority, HR, Refunding (West
Virginia United Health System
Obligated Group) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	2,200,000 d	2,200,000
Total Short-Term Municipal Investments
(cost $87,102,337)				87,182,050

Total Investments (cost $1,056,280,205)			100.7%	1,068,368,370
Liabilities, Less Cash and Receivables			(.7%)	(7,375,635)

Net Assets	100.0%	1,060,992,735

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Subject to interest rate change on November 1, 2011.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,056,280,205. Net unrealized appreciation on investments was $12,088,165 of which $13,138,317 related to appreciated investment securities and $1,050,152 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,068,368,370	-	1,068,368,370

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.3%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	2,359,650
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000	3,383,520
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,224,368
California--7.2%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000 a	1,424,205
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 b	1,735,220
California,
GO	5.50	6/1/20	110,000	110,338
California,
GO	5.50	11/1/33	6,200,000	6,271,548
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,117,780
California,
GO (Various Purpose)	6.00	4/1/38	5,000,000	5,335,400
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,250,000	1,124,500
Foothill/Eastern Transportation
Corridor Agency, Toll Road

Revenue	5.75	1/15/40	2,000,000	1,681,780
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000	5,691,240
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/29	2,000,000	1,830,660
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000	1,998,440
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,865,000	2,980,997
Colorado--1.4%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000 b,c	5,945,700
Florida--1.2%
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	5,000,000	5,031,150
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	330,033
Michigan--.6%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,174,280
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	500,000	402,745
New Jersey--1.7%
Garden State Preservation Trust,

Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/21	2,000,000	2,314,020
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	2,000,000	2,296,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	3,425,000	2,883,096
North Carolina--.7%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,582,965
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,526,280
Ohio--1.3%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,427,950
Pennsylvania--68.4%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,064,750
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,528,800
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000	5,429,900
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,785,280

Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,206,842
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,365,915
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	5,925,140
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,257,440
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000 c	6,032,550
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000 c	6,257,700
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000 c	2,057,614
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000 c	3,980,121
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000 c	84,210
Chester County,
GO	5.00	8/15/18	4,545,000	5,141,668
Chester County,
GO	5.00	7/15/25	3,060,000	3,430,199
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000 c	2,303,866
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	6,515,000 c	7,456,287

Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000	5,420,400
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,271,001
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000	1,686,114
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000	2,400,141
East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000 c	3,285,700
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000	1,229,120
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000	3,593,010
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000	3,568,500
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000	2,532,194
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	1,974,642
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,935,661
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	2,670,000	2,818,986
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities

Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	2/15/27	2,000,000	1,878,500
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,338,494
Lower Merion School District,
GO	5.00	5/15/29	5,000,000	5,121,900
Montgomery County,
GO	5.00	12/15/17	2,025,000	2,426,355
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000	1,082,180
Muhlenberg School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/15	1,000,000	1,036,120
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,537,003
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,773,026
Pennsylvania,
GO	5.00	7/1/20	10,000,000	11,899,200
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	5,332,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,202,470
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,232,518
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,085,596
Pennsylvania Higher Educational

Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000	6,061,579
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,916,954
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,667,744
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,615,354
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	3,855,056
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/21	5,000,000	5,248,250
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000 c	2,781,075
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000	5,643,950
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	5,605,850
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,051,900
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.50	12/1/12	2,000,000	2,147,840
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,048,500
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,642,785
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	2,500,000	2,795,025
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,626,300
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,436,200
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/20	2,880,000	2,961,619
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	2,650,000	2,678,170
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,374,400
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,660,680
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,174,930
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,683,326

Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,032,450
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000	3,204,745
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,186,450
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000 c	1,449,222
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	5,000,000 c	5,445,950
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/15/24	5,780,000	6,185,640
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	4/1/17	840,000	901,622
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	4/1/13	195,000 c	211,563
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,471,880

Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,337,356
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,921,081
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,056,870
Twin Valley School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/1/15	1,000,000 c	1,178,150
University of Pittsburgh of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000	2,960,300
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000	3,162,453
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000	1,277,143
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000	1,178,275
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000 d	1,282,200
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,785,000 c	1,872,804
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,500,000 c	1,573,785
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,183,930
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000	1,136,520

South Carolina--.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,370,460
Texas--.5%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	1,993,820
U.S. Related--12.5%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	999,430
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000	3,195,210
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000	5,375,800
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	8,056,275
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,547,840
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,721,980
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,131,040
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,181,200
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.50	7/1/13	1,500,000	1,566,705
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,000,000	4,110,600
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	5,046,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 b	815,230
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 b	335,380
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	3,750,000 d	693,488
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	976,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,540,740
Total Long-Term Municipal Investments
(cost $406,811,683)				422,700,522
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.6%	Rate (%)	Date	Amount ($)	Value ($)
Colorado--.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.14	6/1/11	600,000 e	600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.14	6/1/11	500,000 e	500,000

Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	500,000 e	500,000
Florida--.5%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	0.13	6/1/11	2,000,000 e	2,000,000
Massachusetts--.1%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.39	6/1/11	300,000 e	300,000
New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	6/1/11	3,500,000 e	3,500,000
Oregon--.0%
Medford Hospital Facilities
Authority, Revenue (Rogue
Valley Manor Project) (LOC;
Bank of America)	0.13	6/1/11	200,000 e	200,000
Pennsylvania--.6%
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.15	6/1/11	1,500,000 e	1,500,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of
America)	0.15	6/1/11	1,200,000 e	1,200,000
Tennessee--.1%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of

Nashville and Davidson County
Loan) (LOC; Bank of America)	0.15	6/1/11	220,000 e	220,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.14	6/1/11	600,000 e	600,000
Total Short-Term Municipal Investments
(cost $11,120,000)				11,120,000

Total Investments (cost $417,931,683)			100.3%	433,820,522
Liabilities, Less Cash and Receivables			(0.3%)	(1,171,652)
Net Assets			100.0%	432,648,870

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, this security was valued at $1,424,205 or 0.3% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $417,931,683. Net unrealized appreciation on investments was $15,888,839 of which $20,199,203 related to appreciated investment securities and $4,310,364 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2011
(Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,162,813)	June 2011	(450,000)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	433,820,522	-	433,820,522
Liabilities ($)
Other Financial Instruments:
Futures+	(450,000)	-	-	(450,000)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--87.2%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,431,193
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,346,189
Boston,
GO	5.00	4/1/15	1,905,000	2,187,740
Boston,
GO	5.00	3/1/20	1,700,000	1,933,274
Boston,
GO	5.00	3/1/21	2,000,000	2,253,600
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,392,860
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,801,395
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,415,492
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,336,539
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000	2,795,825
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,577,662
Burlington,
GO	5.25	2/1/12	200,000	206,728
Burlington,
GO	5.25	2/1/13	250,000	270,300
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	10,000	10,259
Cohasset,

GO	5.00	6/15/22	895,000	976,543
Cohasset,
GO	5.00	6/15/23	895,000	945,326
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,397,475
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,854,335
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000	575,352
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	702,708
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000	569,925
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	552,611
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	574,497
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	639,054
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	617,959
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,574,509
Marblehead,
GO	5.00	8/15/18	1,340,000	1,471,186
Marblehead,
GO	5.00	8/15/22	1,750,000	1,917,895
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,208,380
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000	4,604,960

Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	5,825,000	6,576,483
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	12/1/14	5,000,000 a	5,725,450
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,263,652
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000 a	442,621
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000 a	2,136,360
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	10,000,000 a	11,091,800
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000 a	1,722,780
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000 a	2,067,336
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000 a	1,188,420
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	3,000,000 a	3,565,260
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000	275,229
Massachusetts,
GO (Insured; XLCA)	6.54	12/1/12	2,470,000 b	2,498,899
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)
(Prerefunded)	5.25	1/1/14	2,500,000 a	2,784,200
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	7.46	1/1/16	3,540,000 b	3,576,073

Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,092,230
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,771,600
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,045,000 a	1,192,021
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,000,000 a	1,140,690
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000	1,144,850
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	4,038,230
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	3,007,350
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,427,820
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,921,881
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	3,415,000	4,106,264
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,124,160
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,486,632
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,540,828
Massachusetts Development Finance

Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,103,500
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,090,980
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,130,000	1,033,057
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,121,360
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,032,290
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	955,000	987,394
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	523,248
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	974,870
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	871,820
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000	2,880,542
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000	1,032,160
Massachusetts Development Finance

Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.38	7/1/13	1,000,000 a	1,133,190
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue) (Prerefunded)	5.00	9/1/13	1,000,000 a	1,098,840
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,034,550
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.13	7/1/40	2,000,000	1,753,060
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	950,900
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000	638,154
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000	988,501
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	3.40	12/1/12	1,250,000 b	1,274,800
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,201,920
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,056,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	2,251,091
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,016,060
Massachusetts Health and

Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,207,620
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	982,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,059,640
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,020,990
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,933,233
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,038,460
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,411,100
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,027,640
Massachusetts Health and
Educational Facilities

Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,814,975
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,586,172
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,027,850
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,653,699
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,044,130
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	529,985
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	534,380
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,550,000	1,434,757
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,888,470
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	3,995,530
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,034,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	501,245
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	485,360
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,500,000	1,540,065
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/12	975,000	1,026,383
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,689,635
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,206,370
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,071,730
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	60,000	60,827
Massachusetts Health and
Educational Facilities

Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,112,392
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,700,415
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,344,149
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	85,000	86,125
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	269,528
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,350,000	2,350,775
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,213,030
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,039,310
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,675,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/29	1,400,000	1,348,312
Massachusetts Health and
Educational Facilities

Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/39	1,500,000	1,369,335
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,143,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,123,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,116,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	1,911,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	865,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,063,220
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,485,000	3,561,426
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	188,590
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,435,000	1,437,167
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,070,020

Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,139,550
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/11	120,000	120,449
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,660,350
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,208,403
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,548,680
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/15	1,900,000	2,194,785
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/18	5,000,000	5,643,400
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000	2,206,340
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/24	1,750,000	1,904,000
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,983,600
Massachusetts Water Pollution

Abatement Trust (Pool Program)	5.63	8/1/13	25,000	25,216
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000	1,113,851
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,125
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000	191,034
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	78,614
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,971,028
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,020,540
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/11	335,000 a	337,744
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/14	1,330,000 a	1,521,347
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,463
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	516,605
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,948
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000	2,938,271
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000	5,495,050
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/39	1,000,000	1,033,450
Massachusetts Water Resources

Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	601,835
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,156,130
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,738,425
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,135,590
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,768,700
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,166,940
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,434,197
Milton,
GO School Bonds	5.00	3/1/23	500,000	540,210
Milton,
GO School Bonds	5.00	3/1/24	500,000	537,660
Milton,
GO School Bonds	5.00	3/1/25	500,000	533,345
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,219,151
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,040,270
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	8/1/13	695,000	748,140
Pembroke,

GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,048,771
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,040,340
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	4/15/12	500,000 a	527,915
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,138,580
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	510,262
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,250,541
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,304,926
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,659,885
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,105,560
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,091,880
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	674,156
U.S. Related--10.6%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	999,430
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	516,760
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	313,515
Guam Economic Development

Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,277,519
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/18	2,500,000	2,687,900
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,508,895
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	537,085
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,225,346
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	1,065,070
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000	2,067,040
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,064,420
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,344,994
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,181,200
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,089,080
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000	1,159,073
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,064,240
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,549,937
Puerto Rico Highways and

Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	1,975,256
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,600,685
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,300,477
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 c	815,230
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 c	503,070
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	1,500,000 d	277,395
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,464,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,540,740
Total Long-Term Municipal Investments
(cost $335,415,872)				351,230,686
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.39	6/1/11	700,000 e	700,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.15	6/1/11	400,000 e	400,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity

Facility; Landesbank
Baden-Wurttemberg)	0.15	6/1/11	100,000 e	100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	2,300,000 e	2,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; Bank of
America)	0.14	6/1/11	600,000 e	600,000
Total Short-Term Municipal Investments
(cost $4,100,000)				4,100,000

Total Investments (cost $339,515,872)			98.9%	355,330,686
Cash and Receivables (Net)			1.1%	4,110,730
Net Assets			100.0%	359,441,416

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $339,515,872. Net unrealized appreciation on investments was $15,814,814 of which $17,113,404 related to appreciated investment securities and $1,298,590 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2011($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(8,682,188)	June 2011	(350,000)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds		355,330,686	-	355,330,686
Liabilities ($)
Other Financial Instruments:
Futures+	(350,000)	-	-	(350,000)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.4%	Rate (%)	Date	Amount ($)	Value ($)
New York--88.2%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,600,965
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,602,025
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000	1,078,010
Cold Spring Harbor Central School
District, GO	5.00	2/1/19	1,075,000	1,276,165
Cold Spring Harbor Central School
District, GO	5.00	2/1/22	1,410,000	1,689,814
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,869,275
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,160,510
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,232,140
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	877,803
Long Island Power Authority,
Electric System General
Revenue (Insured; National

Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,111,420
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,191,900
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,120,680
Nassau County,
GO (General Improvement)	4.00	10/1/16	1,545,000	1,653,783
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000	1,060,490
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,621,215
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,618,200
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,147,460
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,081,790
New York City,
GO	5.00	8/1/17	1,535,000	1,781,644
New York City,
GO	5.00	8/1/18	1,000,000	1,122,500
New York City,
GO	5.25	9/1/20	1,000,000	1,151,350
New York City,
GO	5.13	12/1/22	1,000,000	1,102,290
New York City,
GO	5.25	9/1/23	1,000,000	1,116,710
New York City,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,114,570
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000	1,284,487
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	515,480
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000	1,107,930
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,111,090
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	1,000,000	1,087,710
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000	1,393,116
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,861,850
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,671,257
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,761,375
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	5,000	5,337

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	8/1/22	2,000,000	2,221,600
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.50	11/15/12	1,750,000 a	1,883,665
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,064,702
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,185,060
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	1,850,000	1,914,213
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000	3,843,750
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,240,217
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,041,970
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	2,026,009
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,876,450
New York State,
GO	5.00	4/15/14	1,000,000	1,076,950
New York State,
GO	5.00	3/1/19	1,000,000	1,134,000
New York State,
GO	5.00	2/15/26	2,600,000	2,827,396
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue

(City University System)	5.00	7/1/19	1,000,000	1,093,620
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,709,574
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)
(Prerefunded)	5.38	5/15/13	1,000,000 a	1,095,570
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,088,540
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000	1,051,750
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,733,655
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000	521,935
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,042,790
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	414,890
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	3,250,000	3,456,505
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,335,380

New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/15/17	1,460,000	1,658,151
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,059,130
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.13	7/1/39	5,000,000	4,977,650
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000	2,607,700
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,614,465
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,086,620
New York State Dormitory
Authority, Revenue (School
Districts Financing Program)	5.00	10/1/23	2,000,000	2,174,520
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	560,670
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,100,720
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	5,000,000	5,159,100
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	761,792
New York State Dormitory

Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,072,350
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,093,390
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,098,860
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	391,611
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,703,160
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,046,970
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	807,511
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/30	1,000,000	1,038,340
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New

York City Municipal Water
Finance Authority Project)	7.00	6/15/12	150,000	150,821
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	245,000	245,635
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,001,420
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	875,000	876,155
New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000	2,250,520
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,103,400
New York State Power Authority,
Revenue	5.00	11/15/12	2,500,000 a	2,670,150
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,080,840
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000	1,038,950
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,122,640
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	4.75	4/1/13	1,000,000 a	1,069,740
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/16	2,000,000	2,279,840
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,593,975
Onondaga County,

GO	5.00	5/1/17	1,150,000	1,200,520
Onondaga County,
GO (Prerefunded)	5.00	5/1/12	350,000 a	365,376
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,850,350
Orange County,
GO	5.00	7/15/19	1,000,000	1,101,150
Orange County,
GO	5.00	7/15/20	1,000,000	1,093,620
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000	2,085,620
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/18	1,000,000	1,063,040
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000	1,116,920
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	1,104,920
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000	508,050
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	2,500,000	2,580,025
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,564,202
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York

Institute of Technology
Project)	5.00	3/1/26	750,000	753,630
Suffolk County Water Authority,
Water System Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	4.00	6/1/13	1,000,000 a	1,080,760
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,089,340
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	305,000	315,355
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000	1,026,020
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000 a	1,254,840
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000	1,166,670
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000	2,126,260
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000	822,298
Triborough Bridge and Tunnel
Authority, General Revenue	5.00	11/15/21	1,000,000	1,043,260
Westchester County,
GO	4.00	11/15/15	1,000,000	1,098,240
U.S. Related--8.2%
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000	1,056,860
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000	2,662,675
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000	3,721,795
Puerto Rico Highways and

Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	515,000	517,230
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000	270,200
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000	278,694
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000 a	807,044
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000 a	818,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000 b	1,385,891
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 b	335,380
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	2,000,000 c	437,420
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	1,250,000 c	231,163
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	976,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	6.00	8/1/42	2,500,000	2,567,900
Total Long-Term Municipal Investments
(cost $181,285,049)				190,036,666
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.4%	Rate (%)	Date	Amount ($)	Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.14	6/1/11	200,000 d	200,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.75	6/1/11	200,000 d	200,000
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.65	6/1/11	2,800,000 d	2,800,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	6/1/11	500,000 d	500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	6/1/11	1,000,000 d	1,000,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(Lincoln Center for the
Performing Arts, Inc.) (LOC;
Bank of America)	0.13	6/1/11	800,000 d	800,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.10	6/1/11	1,300,000 d	1,300,000
Total Short-Term Municipal Investments
(cost $6,800,000)				6,800,000

Total Investments (cost $188,085,049)			99.8%	196,836,666
Cash and Receivables (Net)			.2%	302,051
Net Assets			100.0%	197,138,717

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $188,085,049. Net unrealized appreciation on investments was $8,751,617 of which $8,926,859 related to appreciated investment securities and $175,242 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(4,961,250)	June 2011	(200,000)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	196,836,666	-	196,836,666
Liabilities ($)
Other Financial Instruments:
Futures+	(200,000)	-	-	(200,000)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000	4,960,600
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000	1,235,531
Arizona--.7%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	838,515
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	3,250,000	2,935,855
California--16.7%
California,
GO	4.50	8/1/30	5,000,000	4,591,900
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,117,780
California,
GO (Various Purpose)	6.00	4/1/38	2,250,000	2,400,930
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/20	9,570,000 a	11,139,289
California Educational Facilities

Authority, Revenue (University
of Southern California)	5.25	10/1/38	10,500,000	11,003,265
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000	534,306
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000 b	13,005
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.25	2/1/39	3,000,000	3,129,570
California Municipal Finance
Authority, Revenue (Eisenhower
Medical Center)	5.75	7/1/40	7,000,000	6,489,070
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000	2,770,725
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000	6,235,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	985,000	759,711
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Department
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000 c,d	10,842,800
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000	1,004,250
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000	4,210,983

New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	6,500,000 e	1,620,970
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	6.00	12/1/40	4,630,000	4,892,243
Northern California Gas Authority
Number 1, Gas Project Revenue	0.92	7/1/27	660,000 f	470,527
Oceanside Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/35	8,000,000 e	1,627,120
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,134,220
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	1,000,000	971,290
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000	2,041,380
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000 e	1,792,880
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,750,000	1,813,455
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000	1,004,730
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	2,000,000	1,778,340
Colorado--.7%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	571,860

Denver City and County,
Airport System Revenue	5.00	11/15/21	1,500,000	1,574,490
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	1,090,430
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000	524,695
Delaware--.4%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River Power
LLC Project)	5.38	10/1/45	2,500,000	2,223,775
Florida--6.3%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000	1,632,525
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000	1,117,840
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	1,200,336
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	614,376
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	2,000,000	1,912,860
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	11/1/25	5,000,000	5,031,600
Mid-Bay Bridge Authority,

Springing Lien Revenue	7.25	10/1/34	5,000,000	5,104,150
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/40	5,000,000	5,066,700
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	500,000	523,655
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000	1,992,900
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	2,500,000 d	2,205,325
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/18	3,000,000 a	3,490,500
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/19	2,460,000 a	2,854,732
Georgia--2.0%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,179,690
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,140,000	1,952,236
DeKalb County,
GO	5.00	1/1/19	500,000	512,695
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000	785,040
Medical Center Hospital Authority,
RAC (Columbus Regional
Healthcare System, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/45	5,500,000	4,793,690
Municipal Electric Authority of
Georgia, GO (Project One

Subordinated Bonds)	5.75	1/1/20	1,000,000	1,149,850
Hawaii--1.4%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,350,000	1,297,296
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000	6,037,380
Idaho--1.0%
University of Idaho Regents,
General Revenue	5.25	4/1/21	4,485,000	4,963,774
Illinois--6.4%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000	2,554,350
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000	5,507,250
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,044,240
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.50	6/15/42	12,500,000 c,d	12,215,125
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000 e	881,840
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/50	8,885,000	8,101,610
Railsplitter Tobacco Settlement

Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,000,000	3,017,910
Indiana--.3%
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	1,570,000	1,576,296
Kentucky--.1%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	552,165
Louisiana--2.2%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,479,280
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,046,160
Louisiana Public Facilities
Authority, Revenue (Ochsner
Clinic Foundation Project)	6.25	5/15/31	3,670,000	3,713,233
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,269,840
Maryland--1.7%
Frederick County,
Special Obligation Bonds
(Urbana Community Development
Authority)	5.00	7/1/40	2,000,000	1,918,580
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	3,410,715
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	977,290
Maryland Health and Higher

Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,250,100
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000	235,635
Massachusetts--10.4%
JPMorgan Chase Putters/Drivers
Trust (Massachusetts, GO
Consolidated Loan)	5.00	4/1/19	15,000,000 c,d	17,264,700
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Authority,
Revenue (Harvard University
Issue)	5.00	10/15/18	12,000,000 c,d	12,646,440
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.13	7/1/40	1,250,000	1,095,662
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000	3,316,960
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000	1,020,650
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,201,920
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000	1,082,390
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/34	10,000,000	10,631,600
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear

Infirmary Issue)	5.38	7/1/35	2,000,000	1,851,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000	606,515
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000	2,233,440
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000	50,149
Michigan--.2%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000	970,463
Minnesota--6.4%
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000 c,d	12,084,700
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000 c,d	19,890,125
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	1,090,980
Mississippi--.3%
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000	1,490,700
Missouri--.1%
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000	385,527
New Jersey--3.4%
New Jersey,

COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000	1,020,010
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000	2,249,900
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	6.00	7/1/41	1,000,000	1,036,680
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.13	6/15/29	5,000,000	5,062,550
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000 e	1,612,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/30	5,000,000 e	1,493,700
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	5,000,000	5,305,050
New York--10.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000	4,397,422
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project) 6.00		7/15/30	6,000,000	5,965,800
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	576,230
New York City,
GO	6.00	10/15/23	500,000	583,980
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;

Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	515,480
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000	1,440,309
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	5,090,000 c,d	5,561,533
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	9,000,000 c,d	9,833,760
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,500,000	1,601,775
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	6,365,000	6,644,233
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/41	3,000,000	3,102,810
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,098,860
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	10,510,000	10,504,114
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,500,000	2,592,475
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000	280,890
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; FGIC)	5.50	1/1/17	150,000	150,350
Ohio--.2%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,075,870
Oregon--.4%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000	2,095,940
Pennsylvania--.5%
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000	2,639,327
Texas--15.6%
Dallas,
GO	5.00	2/15/27	515,000	552,039
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,104,270
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,109,310
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	1,000,000	1,029,770
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	1,000,000	1,016,920
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	1,200,000	1,211,328
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000	3,069,690
Liberty Hill Independent School

District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/1/38	5,000,000	5,194,950
Liberty Hill Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/1/40	2,000,000	2,076,600
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.25	11/1/40	13,535,000	12,241,325
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	2,500,000	2,639,125
North Texas Tollway Authority,
Special Projects System Revenue	0.00	9/1/43	2,000,000 e	215,140
North Texas Tollway Authority,
System First Tier Revenue	6.00	1/1/38	7,000,000	7,199,850
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	5,000,000	5,317,100
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000	2,753,825
Texas Public Finance Authority
Charter School Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	6.20	2/15/40	5,900,000	5,618,983
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000	10,735,400
Waxahachie Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/37	17,605,000	18,145,121

Washington--.4%
Port of Seattle,
Intermediate Lien Revenue	5.00	6/1/40	2,000,000	1,995,440
Wisconsin--1.4%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000 d	1,403,321
Southeast Wisconsin Professional
Baseball Park District, Sales
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/23	1,000,000	1,128,730
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000	1,104,760
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000	1,625,220
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000	1,104,890
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	1,000,000	1,094,400
U.S. Related--10.5%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000	2,583,800
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000	5,066,400
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000	2,040,100
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000	953,500
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.88	12/1/40	1,000,000	961,290
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	9,105,000	9,133,043
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/40	10,000,000	10,120,000

Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	5,000,000	5,063,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000	798,315
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000 g	4,891,380
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 g	503,070
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,464,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000	3,975,109
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/29	5,000,000	4,674,850
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000	2,096,220
Total Long-Term Municipal Investments
(cost $509,422,991)				527,884,892
Short-Term Municipal	Coupon	Maturity	Principal
Investments--11.2%	Rate (%)	Date	Amount ($)	Value ($)
California--1.1%
California Statewide Communities
Development Authority, Revenue
(North Peninsula Jewish
Campus) (LOC; Bank of America)	0.14	6/1/11	4,600,000 h	4,600,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers

Retirement System and U.S.
Bank NA)	0.13	6/1/11	1,300,000 h	1,300,000
Colorado--1.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.14	6/1/11	1,500,000 h	1,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.14	6/1/11	2,930,000 h	2,930,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.13	6/1/11	1,400,000 h	1,400,000
Connecticut--.0%
Connecticut Health and Educational
Facilities Authority, Revenue
(Promfret School Issue) (LOC;
Bank of America)	0.20	6/7/11	100,000 h	100,000
Florida--1.0%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.40	6/1/11	5,200,000 h	5,200,000
Illinois--.4%
Chicago,
Second Lien Wastewater
Transmission Revenue,
Refunding (LOC; Northern Trust
Co.)	0.11	6/1/11	300,000 h	300,000
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.12	6/1/11	1,500,000 h	1,500,000
Romeoville,
Revenue (Lewis University)

(LOC; JPMorgan Chase Bank)	0.13	6/1/11	300,000 h	300,000
Louisiana--.4%
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System
Project) (LOC; JPMorgan Chase
Bank)	0.11	6/1/11	1,900,000 h	1,900,000
Massachusetts--1.4%
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of The Holy Cross
Issue) (LOC; Bank of America)	0.14	6/1/11	1,800,000 h	1,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	5,300,000 h	5,300,000
Michigan--.2%
Farmington Hills Hospital Finance
Authority, HR, Refunding
(Botsford Obligated Group)
(LOC; U.S. Bank NA)	0.13	6/1/11	1,000,000 h	1,000,000
New York--.8%
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.14	6/1/11	1,000,000 h	1,000,000
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.65	6/1/11	1,400,000 h	1,400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.75	6/1/11	1,900,000 h	1,900,000
Ohio--.3%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan

Chase Bank)	0.15	6/1/11	1,600,000 h	1,600,000
Tennessee--1.5%
Chattanooga Industrial Development
Board, Revenue (Hunter Museum
of American Art Project) (LOC;
Bank of America)	0.42	6/7/11	200,000 h	200,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.15	6/1/11	2,000,000 h	2,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; KBC Bank)	0.17	6/1/11	5,505,000 h	5,505,000
Texas--3.0%
Texas,
TRAN	2.00	8/31/11	15,300,000	15,369,156
Total Short-Term Municipal Investments
(cost $58,096,937)				58,104,156

Total Investments (cost $567,519,928)			112.7%	585,989,048
Liabilities, Less Cash and Receivables			(12.7%)	(66,176,389)
Net Assets			100.0%	519,812,659

a	Purchased on a delayed delivery basis.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Collateral for floating rate borrowings.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $103,947,829 or 20.0% of net assets.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate security--interest rate subject to periodic change.
g	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $567,519,928. Net unrealized appreciation on investments was $18,469,120 of which $22,376,489 related to appreciated investment securities and $3,907,369 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2011($)
Financial Futures Short
U.S. Treasury 30 Year Bonds	500	(63,078,125)	June 2011	(3,062,500)
U.S. Treasury 10 Year Notes	500	(62,015,625)	June 2011	(2,566,406)

Gross Unrealized Depreciation				(5,628,906)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	585,989,048	-	585,989,048
Liabilities ($)
Other Financial Instruments:
Futures+	(5,628,906)	-	-	(5,628,906)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--34.9%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	300,000	301,676
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	650,000	651,774
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	206,360	206,518
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	1,430,293	1,442,101
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	132,332	134,095
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000	361,309
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	655,000	656,468
				3,753,941
Automotive, Trucks & Parts--.2%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	750,000	845,588
Banks--2.9%
Bank of America,
Sub. Notes	5.49	3/15/19	2,520,000	2,619,470
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,415,000	1,529,640
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	600,000	600,497
Citigroup,
Sub. Notes	5.00	9/15/14	780,000	829,134
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	529,965
Cooperatieve Centrale

Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	665,000	672,580
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	835,000	841,577
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	760,000	827,879
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	900,000	954,409
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,090,000	1,149,907
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	1,100,000	1,157,011
				11,712,069
Commercial & Professional Services--.2%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	870,000 a	878,547
Seminole Tribe of Florida,
Notes	7.75	10/1/17	105,000 a	110,775
				989,322
Commercial Mortgage Pass-Through Ctfs.--.6%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	22,806 b	22,795
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	695,000	696,954
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	359,088 b	362,187
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	380,000	379,663
GMAC Commercial Mortgage
Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	635,000 b	633,910
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	22,196	22,658
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIB2, Cl. A3	6.43	4/15/35	292,811	292,479

LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	39,097 b	39,112
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C3, Cl. A1	4.04	2/15/35	20,935	20,912
				2,470,670
Diversified Financial Services--1.3%
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	839,094
General Electric Capital,
Sub. Notes	5.30	2/11/21	280,000	294,648
General Electric Capital,
Notes	5.63	9/15/17	1,120,000	1,252,953
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	1,042,000 a	1,118,235
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	840,000	899,117
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	790,000	846,532
				5,250,579
Electric Utilities--.1%
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	510,000	540,763
Entertainment--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	289,000 a	283,971
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	362,000 a	355,701
				639,672
Food & Beverages--.7%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	655,000	708,844
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	222,413
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	1,020,000	1,118,468
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	570,000	610,133

				2,659,858
Foreign/Governmental--.6%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	825,000	931,425
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000	214,600
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	1,155,000	1,210,505
				2,356,530
Industrials--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	605,000	650,615
Manufacturing--.2%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	900,000	933,767
Media & Telecommunications--2.0%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	190,000	193,904
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	695,000	737,982
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	640,000	733,387
Comcast,
Gtd. Notes	5.90	3/15/16	1,015,000	1,157,192
News America,
Gtd. Notes	6.15	3/1/37	250,000	259,973
Rogers Communications,
Gtd. Notes	6.38	3/1/14	530,000	598,282
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	1,080,000	1,162,625
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	1,215,000	1,173,409
Time Warner,
Gtd. Notes	3.15	7/15/15	700,000	722,870
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,145,000	1,282,465
				8,022,089

Municipal Bonds--1.6%
California,
GO (Build America Bonds)	7.30	10/1/39	1,350,000	1,554,890
Government Development Bank for
Puerto Rico, Sr. Notes, Ser. B	3.67	5/1/14	825,000	830,024
Illinois,
GO	4.42	1/1/15	440,000	456,830
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	1,275,000	1,512,724
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	525,000	550,001
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	750,000	904,373
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	495,000	520,418
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	365,000	371,088
				6,700,348
Oil & Gas--.4%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	700,000	740,136
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	675,000	695,959
Shell International Finance,
Gtd. Notes	3.10	6/28/15	250,000	262,465
				1,698,560
Property & Casualty Insurance--.4%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	535,000	657,268
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	805,000	874,343

				1,531,611
Real Estate--.2%
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	685,000	762,500
Software--.3%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	1,060,000	1,221,968
U.S. Government Agencies--.5%
Federal Home Loan Banks,
Bonds	3.63	10/18/13	470,000	502,365
Federal National Mortgage
Association, Notes	3.00	9/16/14	530,000 c	563,922
Federal National Mortgage
Association, Notes	4.38	7/17/13	775,000 c	836,923
				1,903,210
U.S. Government Agencies/Mortgage-Backed--11.1%
Federal Home Loan Mortgage Corp.:
4.00%, 11/1/40 - 1/1/41			3,802,294 c	3,831,368
4.50%, 3/1/21 - 12/1/40			3,113,972 c	3,244,070
5.00%, 6/1/28 - 7/1/40			3,035,541 c	3,241,836
5.50%, 12/1/37 - 12/1/38			3,170,445 c	3,443,573
6.00%, 12/1/37 - 6/1/39			2,000,676 c	2,202,893
6.50%, 4/1/39			1,170,369 c	1,319,866
Federal National Mortgage Association:
5.50%			1,250,000 c,d	1,355,274
3.50%, 1/1/26			1,350,371 c	1,379,390
4.00%, 9/1/24 - 2/1/41			4,258,847 c	4,384,247
4.50%, 3/1/23 - 4/1/41			5,850,398 c	6,129,761
4.50%, 3/1/41			1,517,882 c,e	1,584,038
5.00%, 12/1/21 - 2/1/41			3,292,471 c	3,528,876
5.50%, 2/1/38 - 3/1/38			1,577,510 c	1,721,041
6.00%, 4/1/33 - 10/1/38			3,208,745 c	3,550,643
6.50%, 10/1/36 - 1/1/39			1,540,383 c	1,741,930
Ser. 2003-64, Cl. BC,
5.50%, 3/25/30			744,877 c	768,537
Government National Mortgage Association I;
5.00%, 11/15/34 - 3/15/36			1,907,668	2,077,078

		45,504,421
U.S. Government Securities--10.4%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	1,434,562 f	1,633,496
Notes, 0.50%, 4/15/15	675,207 f	707,701
Notes, 0.63%, 4/15/13	597,160 f	620,673
Notes, 1.38%, 7/15/18	1,134,387 f,g	1,228,595
Notes, 1.38%, 1/15/20	955,590 f	1,021,884
Notes, 2.38%, 1/15/17	1,434,562 f	1,637,194
U.S. Treasury Notes:
0.38%, 9/30/12	110,000	110,168
0.50%, 11/30/12	555,000	556,691
0.50%, 10/15/13	1,650,000	1,647,164
0.75%, 3/31/13	3,000,000 g	3,018,981
0.75%, 8/15/13	3,000,000	3,015,939
0.75%, 9/15/13	1,550,000 g	1,557,267
0.75%, 12/15/13	470,000	471,542
1.00%, 3/31/12	40,000	40,274
1.00%, 1/15/14	1,000,000 g	1,008,985
1.00%, 5/15/14	1,000,000 g	1,006,717
1.13%, 12/15/12	5,530,000	5,598,909
1.25%, 2/15/14	2,180,000 g	2,213,552
1.25%, 3/15/14	4,080,000 g	4,141,837
1.25%, 4/15/14	1,500,000 g	1,521,797
1.38%, 5/15/13	150,000	152,725
1.75%, 7/31/15	2,245,000	2,286,054
3.75%, 11/15/18	290,000	315,760
4.00%, 11/15/12	2,750,000	2,898,673
4.25%, 8/15/13	2,655,000	2,873,623
4.25%, 11/15/13	1,065,000	1,160,351
		42,446,552
Total Bonds and Notes
(cost $137,104,607)		142,594,633

Common Stocks--32.1%	Shares	Value ($)
Consumer Discretionary--2.9%
Amazon.com	4,170 h	820,197

Carnival	26,870	1,042,825
CBS, Cl. B	37,210	1,040,019
DIRECTV, Cl. A	34,340 h	1,725,928
Mattel	56,840	1,500,292
Newell Rubbermaid	131,710	2,345,755
News, Cl. B	50,260	947,904
Omnicom Group	48,310	2,259,459
		11,682,379
Consumer Staples--2.9%
Dr. Pepper Snapple Group	23,730	977,676
Energizer Holdings	8,580 h	661,089
Kimberly-Clark	14,150	966,445
Nestle, ADR	19,850	1,276,951
PepsiCo	56,230	3,999,078
Unilever, ADR	100,390	3,271,710
Walgreen	15,604	680,803
		11,833,752
Energy--4.0%
Anadarko Petroleum	20,140	1,601,533
Apache	10,820	1,348,172
Cameron International	12,300 h	586,218
Chevron	29,280	3,071,765
ENSCO, ADR	33,750	1,799,550
Halliburton	31,870	1,598,280
Hess	23,540	1,860,366
National Oilwell Varco	12,100	878,218
Occidental Petroleum	25,370	2,736,154
Valero Energy	37,970	1,044,175
		16,524,431
Exchange Traded Funds--.3%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	7,570	1,021,193
Financial--4.5%
Aflac	16,190	773,720
American Express	29,350	1,514,460
Bank of America	203,960	2,396,530
Capital One Financial	48,350	2,627,339

Citigroup	62,836	2,585,701
Hartford Financial Services Group	47,700	1,271,205
JPMorgan Chase & Co.	27,662	1,196,105
Lincoln National	57,750	1,694,963
MetLife	28,480	1,255,968
Wells Fargo & Co.	111,390	3,160,134
		18,476,125
Health Care--4.9%
Allscripts Healthcare Solutions	45,070 h	906,358
Baxter International	33,420	1,989,158
CIGNA	34,780	1,735,174
Covidien	23,902	1,314,610
Dendreon	14,330 h	607,449
Gilead Sciences	12,090 h	504,637
HCA Holdings	20,640	720,130
Human Genome Sciences	48,930 h	1,339,214
McKesson	24,520	2,099,157
Pfizer	139,180	2,985,411
Sanofi, ADR	35,430	1,403,382
St. Jude Medical	25,080	1,270,804
Warner Chilcott, Cl. A	54,710	1,319,058
Zimmer Holdings	24,290 h	1,645,890
		19,840,432
Industrial--3.4%
Caterpillar	20,090	2,125,522
Cummins	13,930	1,465,993
Dover	28,950	1,946,308
General Electric	159,260	3,127,866
Ingersoll-Rand	37,160	1,854,284
Norfolk Southern	17,520	1,284,391
Owens Corning	12,970 h	495,454
Thomas & Betts	13,640 h	746,790
Tyco International	17,552	866,191
		13,912,799
Information Technology--6.4%
Alcatel-Lucent, ADR	105,830 h	600,056
Apple	14,240 h	4,953,099

Automatic Data Processing	17,380	957,812
BMC Software	35,460 h	1,979,732
Electronic Arts	33,330 h	813,585
EMC	47,710 h	1,358,304
Google, Cl. A	1,840 h	973,397
Informatica	20,990 h	1,231,273
International Business Machines	24,520	4,142,164
Microchip Technology	24,560	970,857
NetApp	24,810 h	1,358,844
Oracle	92,880	3,178,354
QUALCOMM	41,710	2,443,789
Teradata	17,075 h	952,614
		25,913,880
Materials--.5%
CF Industries Holdings	4,470	687,396
E.I. du Pont de Nemours & Co.	28,450	1,516,385
		2,203,781
Telecommunication Services--.8%
AT&T	104,387	3,294,454
Utilities--1.5%
NextEra Energy	70,040	4,058,818
PPL	76,350	2,152,307
		6,211,125
Total Common Stocks
(cost $103,389,071)		130,914,351

	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.00%, 6/9/11
(cost $1,338,000)	1,338,000	1,337,997

Other Investment--33.2%	Shares	Value ($)
Registered Investment Companies:
BNY Mellon Emerging Markets Fund,
Cl. M	3,481,756 i	41,641,798
BNY Mellon International Fund, Cl.

M	3,274,747 i	37,659,591
BNY Mellon Mid Cap Stock Fund, Cl.
M	2,213,561 i	29,860,934
BNY Mellon Small Cap Stock Fund,
Cl. M	1,314,359 h,i	16,771,218
Dreyfus Institutional Preferred
Plus Money Market Fund	9,495,000 j	9,495,000
Total Other Investment
(cost $125,485,471)		135,428,541

Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,233,000)	4,233,000 [j]	4,233,000

Total Investments (cost $371,550,149)	101.5%	414,508,522
Liabilities, Less Cash and Receivables	(1.5%)	(6,317,420)
Net Assets	100.0%	408,191,102

ADR - American Depository Receipts
GO - General Obligations
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities were valued at $2,747,229 or .7% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Purchased on a delayed delivery basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $15,339,460 and the value of the collateral held by the fund was $15,674,398, consisting of cash collateral of $4,233,000 and
U.S. Government and Agency securities valued at $11,441,398.
h	Non-income producing security.

i Investment in affiliated mutual fund.
j Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $371,550,149.

Net unrealized appreciation on investments was $42,958,373 of which $48,888,181 related to appreciated investment securities and $5,929,808 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,753,941	-	3,753,941
Commercial Mortgage-Backed	-	2,470,670	-	2,470,670
Corporate Bonds+	-	37,458,961	-	37,458,961
Equity Securities - Domestic+	121,541,509	-	-	121,541,509
Equity Securities - Foreign+	8,351,649	-	-	8,351,649
Foreign Government	-	2,356,530	-	2,356,530
Municipal Bonds	-	6,700,348	-	6,700,348
Mutual Funds/Exchange Traded Funds	140,682,734	-	-	140,682,734
U.S. Government Agencies/Mortgage-Backed	-	47,407,631	-	47,407,631

U.S. Treasury	-	43,784,549	-	43,784,549

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

BNY Mellon Balanced Fund

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--27.1%	Principal Amount ($)	Value ($)
BNP Paribas (Yankee)
0.55%, 8/5/11	45,000,000	45,000,000
Credit Agricole CIB (Yankee)
0.53%, 8/17/11	30,000,000	30,000,000
ING Bank (London)
0.27%, 8/25/11	40,000,000	40,000,000
Mizuho Corporate Bank (Yankee)
0.20%, 6/14/11	40,000,000	40,000,000
Natixis New York (Yankee)
0.49%, 10/13/11	45,000,000	45,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.21%, 6/14/11	40,000,000 a	40,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.22%, 6/17/11	40,000,000	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $280,000,000)		280,000,000
Commercial Paper--13.6%
Bank of Nova Scotia
0.26%, 6/15/11	50,000,000	49,994,944
Societe Generale N.A. Inc.
0.53%, 9/8/11	45,000,000	44,934,413
UBS Finance Delaware Inc.
0.08%, 6/1/11	45,000,000	45,000,000
Total Commercial Paper
(cost $139,929,357)		139,929,357
Asset-Backed Commercial Paper--23.8%
Amsterdam Funding Corp.
0.12%, 6/1/11	45,000,000 a	45,000,000
Atlantis One Funding Corp.
0.11%, 6/1/11	45,000,000 a	45,000,000
CIESCO LLC

0.41%, 8/8/11	40,000,000 a	39,969,022
FCAR Owner Trust, Ser. I
0.25%, 7/27/11	45,000,000	44,982,500
Govco
0.27%, 6/20/11	25,000,000 a	24,996,438
Grampian Funding LLC
0.26%, 7/19/11	45,000,000 a	44,984,400
Total Asset-Backed Commercial Paper
(cost $244,932,360)		244,932,360
General Obligation Note--1.4%
Hudson County NJ Improvement Authority
2.25%, 8/31/11
(cost $14,727,047)	14,700,000	14,727,047
Time Deposits--17.9%
Branch Banking & Trust Co. (Grand Cayman)
0.06%, 6/1/11	45,000,000	45,000,000
Commerzbank (Grand Cayman)
0.11%, 6/1/11	45,000,000	45,000,000
KBC Bank (Grand Cayman)
0.09%, 6/1/11	50,000,000	50,000,000
Northern Trust Co. (Grand Cayman)
0.07%, 6/1/11	45,000,000	45,000,000
Total Time Deposits
(cost $185,000,000)		185,000,000
U.S. Government Agency--3.9%
Straight-A Funding LLC
0.18%, 7/21/11
(cost $39,990,000)	40,000,000 [a]	39,990,000
U.S. Treasury Notes--2.5%
0.34%, 1/31/12
(cost $25,735,985)	25,000,000	25,735,985
Repurchase Agreement--9.7%
RBS Securities, Inc.
0.11%, dated 5/31/11, due 6/1/11 in the amount of
$100,000,306 (fully collateralized by $96,236,300 U.S.
Treasury Notes, 0.875%-3.875%, due 2/29/12-11/15/18,

value $102,001,834)
(cost $100,000,000)	100,000,000	100,000,000

Total Investments (cost $1,030,314,749)	99.9%	1,030,314,749
Cash and Receivables (Net)	.1%	739,810
Net Assets	100.0%	1,031,054,559

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities amounted to $279,939,860 or 27.2% of net assets.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,030,314,749
Level 3 - Significant Unobservable Inputs	-
Total	1,030,314,749

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--90.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)	0.16	6/7/11	25,000,000 a	25,000,000

California--12.7%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.17	6/7/11	15,800,000 a	15,800,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	0.15	6/1/11	2,205,000 a	2,205,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	0.15	6/1/11	8,800,000 a	8,800,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.14	6/1/11	15,025,000 a	15,025,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.15	6/1/11	3,310,000 a	3,310,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.24	6/7/11	1,300,000 a	1,300,000

California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.24	6/7/11	3,150,000 a	3,150,000
California School Cash Reserve
Program Authority, Revenue	2.00	6/1/11	30,860,000	30,860,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.38	7/18/11	10,000,000	10,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.35	7/22/11	25,000,000	25,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.19	6/7/11	13,500,000 a,b	13,500,000
Irvine Assessment District Number
04-20, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	0.15	6/1/11	19,023,000 a	19,023,000
Irvine Assessment District Number
07-22, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	0.15	6/1/11	15,600,000 a	15,600,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.13	6/1/11	8,800,000 a	8,800,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.13	6/1/11	11,615,000 a	11,615,000

Colorado--2.5%

Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bank NA)	0.20	6/7/11	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bank NA)	0.20	6/7/11	9,390,000 a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.20	6/7/11	900,000 a	900,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.18	6/7/11	20,000,000 a	20,000,000

District of Columbia--.4%
District of Columbia,
GO Notes, Refunding (LOC; TD
Bank)	0.16	6/7/11	5,900,000 a	5,900,000

Florida--3.0%
Jacksonville,
Transportation Revenue (LOC;
Wells Fargo Bank)	0.18	6/7/11	12,500,000 a	12,500,000
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Branch
Banking and Trust Co.)	0.20	6/7/11	10,420,000 a	10,420,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.18	6/7/11	18,950,000 a	18,950,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.28	6/7/11	1,155,000 a	1,155,000

Georgia--1.1%
Clayton County Housing Authority,
MFHR, Refunding (Chateau

Forest Apartments Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Societe Generale)	0.94	6/7/11	6,530,000 a	6,530,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.16	6/7/11	10,000,000 a	10,000,000

Hawaii--.4%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity
Facility; FHLMC)	0.16	6/7/11	5,200,000 a	5,200,000

Idaho--.6%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.22	6/7/11	8,600,000 a	8,600,000

Illinois--7.0%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.20	6/7/11	14,645,000 a	14,645,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.16	6/7/11	3,180,000 a	3,180,000
Chicago Board of Education,
GO Notes, Refunding (LOC;
JPMorgan Chase Bank)	0.13	6/1/11	5,525,000 a	5,525,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; Bank of America)	0.28	6/7/11	10,940,000 a	10,940,000
Illinois Finance Authority,
Revenue (Elmhurst Memorial
Healthcare) (LOC; JPMorgan
Chase Bank)	0.12	6/1/11	11,600,000 a	11,600,000
Illinois Finance Authority,

Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.25	6/7/11	7,010,000 a	7,010,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.13	6/1/11	11,960,000 a	11,960,000
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center) (LOC:
Bank of America)	0.12	6/1/11	37,000,000 a	37,000,000

Indiana--.7%
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.16	6/7/11	10,000,000 a	10,000,000

Iowa--1.4%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.13	6/1/11	15,865,000 a	15,865,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	4,000,000	4,017,960

Kansas--.6%
Olathe,
Health Facilities Revenue
(Olathe Medical Center) (LOC;
Bank of America)	0.15	6/1/11	8,100,000 a	8,100,000

Kentucky--.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	8,500,000	8,536,033

Louisiana--.2%
Louisiana Public Facilities

Authority, Revenue (Air
Products and Chemicals Project)	0.12	6/1/11	2,900,000 a	2,900,000

Maryland--1.7%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.20	6/7/11	10,400,000 a	10,400,000
Howard County,
Revenue, Refunding (Glenelg
Country School, Inc. Facility)
(LOC; PNC Bank NA)	0.18	6/7/11	4,625,000 a	4,625,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland Bio Park 3, LLC
Facility) (LOC; M&T Trust)	0.23	6/7/11	10,000,000 a	10,000,000

Massachusetts--1.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; Bank of
America)	0.18	6/7/11	17,590,000 a	17,590,000

Michigan--1.9%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.19	6/7/11	8,420,000 a	8,420,000
Michigan Higher Education
Facilities Authority, LOR
(Adrian College Project) (LOC;
Comerica Bank)	0.30	6/7/11	12,625,000 a	12,625,000
Michigan Strategic Fund,
LOR (MANS, LLC Project) (LOC;
Comerica Bank)	0.23	6/7/11	6,400,000 a	6,400,000

Minnesota--1.1%
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)
(LOC; Wells Fargo Bank)	0.19	6/7/11	12,950,000 a	12,950,000
Minnesota Higher Education
Facilities Authority, Revenue
(The College of Saint
Catherine) (LOC; U.S. Bank NA)	0.18	6/7/11	2,740,000 a	2,740,000

Missouri--.8%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	6/1/11	11,020,000 a	11,020,000

New Hampshire--3.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.12	6/1/11	30,940,000 a	30,940,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.12	6/1/11	15,100,000 a	15,100,000

New Jersey--8.2%
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	14,400,000	14,550,797
Hudson County Improvement
Authority, County Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.50	8/31/11	25,450,000	25,500,380
JPMorgan Chase Putters/Drivers
Trust (New Jersey, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	6/1/11	12,000,000 a,b	12,000,000
Montclair Township,

Temporary Notes	1.50	3/9/12	5,000,000	5,019,044
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	2,000,000	2,050,825
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.38	6/7/11	35,200,000 a	35,200,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.19	6/7/11	25,030,000 a	25,030,000

New Mexico--1.4%
Alamogordo,
Hospital Improvement Revenue,
Refunding (Gerald Champion
Regional Medical Center
Project) (LOC; Bank of America)	0.20	6/7/11	20,000,000 a	20,000,000

New York--17.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.23	6/7/11	1,000,000 a	1,000,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.23	6/7/11	12,400,000 a	12,400,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview
Inc. Project) (LOC; M&T Trust)	0.23	6/7/11	8,610,000 a	8,610,000
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	5,000,000	5,020,864
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.23	6/1/11	21,445,000 a	21,445,000
JPMorgan Chase Putter/Drivers

Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.15	6/1/11	6,600,000 a,b	6,600,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.14	6/1/11	33,900,000 a	33,900,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.30	6/7/11	4,000,000 a	4,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.17	6/1/11	26,550,000 a	26,550,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.14	6/1/11	13,100,000 a	13,100,000
New York City,
GO Notes (LOC; California
State Teachers Retirement
System)	0.14	6/1/11	10,960,000 a	10,960,000
New York City,
GO Notes (LOC; Landesbank
Baden-Wurttemberg)	0.17	6/1/11	10,005,000 a	10,005,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.26	6/7/11	3,700,000 a	3,700,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.27	6/7/11	17,145,000 a	17,145,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.14	6/1/11	37,450,000 a	37,450,000
New York Liberty Development

Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	16,000,000	16,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	5,000,000	5,000,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.27	6/7/11	7,800,000 a	7,800,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.23	6/7/11	4,180,000 a	4,180,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca
Inc. Project) (LOC; M&T Trust)	0.28	6/7/11	6,500,000 a	6,500,000

North Carolina--.9%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Union
Regional Medical Center
Project) (LOC; Wells Fargo
Bank)	0.16	6/7/11	13,000,000 a	13,000,000

Ohio--.7%
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.20	6/7/11	9,500,000 a	9,500,000

Oregon--.5%
Medford Hospital Facilities
Authority, Revenue (Rogue
Valley Manor Project) (LOC;
Bank of America)	0.13	6/1/11	7,180,000 a	7,180,000

Pennsylvania--3.5%
Allegheny County Industrial
Development Authority, Revenue
(The Watson Institute
Friendship Academy Project)
(LOC; PNC Bank NA)	0.18	6/7/11	3,750,000 a	3,750,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.15	6/7/11	26,900,000 a	26,900,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.17	6/7/11	8,000,000 a	8,000,000
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(LOC; PNC Bank NA)	0.20	6/7/11	3,430,000 a	3,430,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (LOC; PNC Bank NA)	0.17	6/7/11	9,000,000 a	9,000,000

Rhode Island--.3%
Rhode Island Health and
Educational Building
Corporation, Educational
Institution Revenue
(Portsmouth Abbey School
Issue) (LOC; Bank of America)	0.19	6/1/11	4,900,000 a	4,900,000

Tennessee--1.7%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.15	6/1/11	7,710,000 a	7,710,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.15	6/1/11	17,130,000 a	17,130,000

Texas--9.6%

Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co.)	0.13	6/1/11	43,620,000 a	43,620,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	6/30/11	39,300,000	39,300,000
JPMorgan Chase Putters/Drivers
Trust (Texas, TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.15	6/1/11	30,500,000 a,b	30,500,000
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	0.18	6/7/11	24,900,000 a	24,900,000

Utah--.2%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.20	6/7/11	3,125,000 a	3,125,000

Virginia--.6%
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.18	6/7/11	8,000,000 a	8,000,000

Washington--.3%
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.18	6/7/11	4,400,000 a	4,400,000

Wisconsin--2.2%
Wisconsin Health and Educational

Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	0.13	6/1/11	11,840,000 a	11,840,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Wheaton Franciscan Services,
Inc. System) (LOC; U.S. Bank
NA)	0.15	6/7/11	20,290,000 a	20,290,000

Total Investments (cost 1,305,963,903)			90.2%	1,305,963,903
Cash and Receivables (Net)			9.8%	141,502,572
Net Assets			100.0%	1,447,466,475

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities amounted to $62,600,000 or 4.3% of net assets.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,305,963,903
Level 3 - Significant Unobservable Inputs	-
Total	1,305,963,903

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Christopher E. Sheldon
Christopher E. Sheldon President
Date:	7/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christopher E. Sheldon
Christopher E. Sheldon President
Date:	7/25/2011

By: /s/ James Windels______
James Windels Treasurer
Date:	7/25/2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)